File No. 333-89236
                                                              File No. 811-21104
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
                     Pre-Effective Amendment No.                        [ ]
                                                 ----------
                     Post-Effective Amendment No.    8                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                                    Amendment No.   11                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

            J. Michael Keefer, Vice President, General Counsel and Secretary
         First Security Benefit Life Insurance and Annuity Company of New York
                   One Security Benefit Place, Topeka, KS 66636-0001
                        (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2008, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                    [LOGO] First Security Benefit Life Insurance
                                           and Annuity Company of New York(SM)


Prospectus                                 May 1, 2008


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ADVISORDESIGNS(R) VARIABLE ANNUITY
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                                              ---------------------
                                                Important Privacy
                                                 Notice Included

                                                 See Back Cover
                                              ---------------------

7910 (R5-07)                                                         32-79101-00

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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

             Issued By:                            Mailing Address:
   First Security Benefit Life Insurance   First Security Benefit Life Insurance
     and Annuity Company of New York         and Annuity Company of New York
   70 West Red Oak Lane, 4th Floor         P.O. Box 750497
   White Plains, NY 10604                  Topeka, Kansas 66675-0497
   1-800-355-4570                          1-800-888-2461

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      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)


o    AIM V.I. Capital Appreciation
o    AIM V.I. International Growth
o    AIM V.I. Mid Cap Core Equity
o    Direxion Dynamic VP HY Bond
o    Dreyfus VIF International Value
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond II
o    Fidelity(R) VIP Contrafund(R)
o    Fidelity(R) VIP Growth Opportunities
o    Fidelity(R) VIP Index 500
o    Fidelity(R) VIP Investment-Grade Bond
o    Neuberger Berman AMT Guardian
o    Neuberger Berman AMT Partners
o    Oppenheimer Main Street Small Cap Fund(R)/VA
o    PIMCO VIT Low Duration
o    PIMCO VIT Real Return
o    PIMCO VIT StocksPLUS(R) Growth and Income
o    PIMCO VIT Total Return
o    RVT CLS AdvisorOne Amerigo
o    RVT CLS AdvisorOne Berolina
o    RVT CLS AdvisorOne Clermont
o    Rydex VT Absolute Return Strategies
o    Rydex VT Banking
o    Rydex VT Basic Materials
o    Rydex VT Biotechnology
o    Rydex VT Commodities Strategy
o    Rydex VT Consumer Products
o    Rydex VT Dow 2x Strategy (formerly Rydex VT Dynamic Dow)
o    Rydex VT NASDAQ-100(R) 2x Strategy
        (formerly Rydex VT OTC 2x Strategy & Rydex Dynamic OTC)
o    Rydex VT Russell 2000(R) 2x Strategy (formerly Rydex VT Dynamic
        Russell 2000(R))
o    Rydex VT S&P 2x Strategy (formerly Rydex VT Dynamic S&P 500)
o Rydex VT Strengthening Dollar 2x Strategy (formerly Rydex VT Dynamic Strengthening Dollar)
o Rydex VT Weakening Dollar 2x Strategy (formerly Rydex VT Dynamic Weakening Dollar)
o    Rydex VT Electronics
o    Rydex VT Energy
o    Rydex VT Energy Services
o    Rydex VT EP Aggressive
o    Rydex VT EP Conservative
o    Rydex VT EP Moderate
o    Rydex VT Europe 1.25x Strategy (formerly Rydex VT Europe Advantage)
o    Rydex VT Financial Services
o Rydex VT Government Long Bond 1.2x Strategy (formerly Rydex VT Government Long Bond Advantage)
o    Rydex VT Health Care
o    Rydex VT Hedged Equity
o    Rydex VT Internet


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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.


      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.


Date: May 1, 2008


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                   Protected by U.S. Patent No. 7,251,623 B1.


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7910 (R5-07)                                                         32-79101-00

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o    Rydex VT Inverse Dow 2x Strategy (Rydex VT Inverse Dynamic Dow)
o Rydex VT Inverse Government Long Bond Strategy (formerly Rydex VT Inverse Government Long Bond)
o    Rydex VT Inverse Mid-Cap Strategy (formerly Rydex VT Inverse Mid-Cap)
o Rydex VT Inverse NASDAQ-100(R) Strategy (formerly Rydex VT Inverse OTC Strategy & Rydex Inverse OTC)
o Rydex VT Inverse Russell 2000(R) Strategy (formerly Rydex VT Inverse Russell 2000(R))
o    Rydex VT Inverse S&P 500 Strategy (formerly Rydex VT Inverse S&P 500)
o    Rydex VT Japan 1.25x Strategy (formerly Rydex VT Japan Advantage)
o    Rydex VT Large Cap Growth
o    Rydex VT Large Cap Value
o    Rydex VT Leisure
o    Rydex VT Mid Cap 1.5x Strategy (formerly Rydex VT Mid Cap Advantage)
o    Rydex VT Mid Cap Growth
o    Rydex VT Mid Cap Value
o    Rydex VT Multi-Cap Core Equity
o    Rydex VT Nova
o    Rydex VT NASDAQ-100(R) (formerly Rydex VT OTC)
o    Rydex VT Precious Metals
o    Rydex VT Real Estate
o    Rydex VT Retailing
o Rydex VT Russell 2000(R) 1.5x Strategy (formerly Rydex VT Russell 2000(R) Advantage)
o    Rydex VT Sector Rotation
o    Rydex VT Small Cap Growth
o    Rydex VT Small Cap Value
o    Rydex VT Technology
o    Rydex VT Telecommunications
o    Rydex VT Transportation
o    Rydex VT U.S. Government Money Market
o    Rydex VT Utilities
o    SBL Global
o    SBL Small Cap Value
o    Van Kampen LIT Government
o    Wells Fargo Advantage Opportunity VT


(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 55 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                       2

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                                Table of Contents


                                                                      Page

DEFINITIONS .......................................................     4
SUMMARY ...........................................................     5
   Purpose of the Contract ........................................     5
   The Separate Account and the Funds .............................     5
   Purchase Payments ..............................................     6
   Contract Benefits ..............................................     6
   Optional Riders ................................................     6
   Free-Look Right ................................................     6
   Charges and Deductions .........................................     6
   Tax-Free Exchanges .............................................     8
   Contacting the Company .........................................     8
EXPENSE TABLE .....................................................     9
   Contract Owner Transaction Expenses ............................     9
   Periodic Expenses ..............................................     9
   Optional Rider Expenses ........................................    10
   Example ........................................................    10
CONDENSED FINANCIAL INFORMATION ...................................    11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ..................................................    23
   First Security Benefit Life Insurance
     and Annuity Company of New York ..............................    23
   Published Ratings ..............................................    23
   Separate Account ...............................................    23
   Underlying Funds ...............................................    23
THE CONTRACT ......................................................    25
   General ........................................................    25
   Application for a Contract .....................................    25
   Optional Riders ................................................    25
   Guaranteed Minimum Income Benefit ..............................    26
   Annual Stepped Up Death Benefit ................................    26
   Guaranteed Minimum Withdrawal Benefit ..........................    26
   Extra Credit ...................................................    27
   Alternate Withdrawal Charge ....................................    28
   Purchase Payments ..............................................    28
   Allocation of Purchase Payments ................................    29
   Bonus Credit ...................................................    29
   Dollar Cost Averaging Option ...................................    29
   Asset Reallocation Option ......................................    30
   Transfers of Contract Value ....................................    31
   Contract Value .................................................    33
   Determination of Contract Value ................................    33
   Cut-Off Times ..................................................    34
   Full and Partial Withdrawals ...................................    35
   Systematic Withdrawals .........................................    36
   Free-Look Right ................................................    36
   Death Benefit ..................................................    36
   Distribution Requirements ......................................    37
   Death of the Annuitant .........................................    37
CHARGES AND DEDUCTIONS ............................................    37
   Contingent Deferred Sales Charge ...............................    37
   Mortality and Expense Risk Charge ..............................    38
   Administration Charge ..........................................    39
   Account Administration Charge ..................................    39
   Premium Tax Charge .............................................    39
   Other Charges ..................................................    39
   Variations in Charges ..........................................    39
   Optional Rider Charges .........................................    39
   Guarantee of Certain Charges ...................................    40
   Underlying Fund Expenses .......................................    40
ANNUITY PERIOD ....................................................    40
   General ........................................................    40
   Annuity Options ................................................    41
   Selection of an Option .........................................    43
MORE ABOUT THE CONTRACT ...........................................    43
   Ownership ......................................................    43
   Designation and Change of Beneficiary ..........................    43
   Dividends ......................................................    43
   Payments from the Separate Account .............................    43
   Proof of Age and Survival ......................................    44
   Misstatements ..................................................    44
   Restrictions on Withdrawals from Qualified Plans ...............    44
FEDERAL TAX MATTERS ...............................................    44
   Introduction ...................................................    44
   Tax Status of the Company and the Separate Account .............    45
   Income Taxation of Annuities in
     General--Non-Qualified Plans .................................    46
   Additional Considerations ......................................    46
   Qualified Plans ................................................    47
   Other Tax Considerations .......................................    50
OTHER INFORMATION .................................................    51
   Investment Advisory Fees .......................................    51
   Voting of Underlying Fund Shares ...............................    51
   Substitution of Investments ....................................    51
   Changes to Comply with Law and Amendments ......................    52
   Reports to Owners ..............................................    52
   Electronic Privileges ..........................................    52
   Legal Proceedings ..............................................    53
   Sale of the Contract ...........................................    53
PERFORMANCE INFORMATION ...........................................    54
ADDITIONAL INFORMATION ............................................    55
   Registration Statement .........................................    55
   Financial Statements ...........................................    55
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ....................................................    55
OBJECTIVES FOR UNDERLYING FUNDS ...................................    56
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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The Contract is available only in New York. You should not consider this
Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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                                       3

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit -- A unit of measure used to calculate Contract Value.

Administrative Office -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.


Bonus Credit -- For certain Contracts issued between May 1, 2005 and December 31, 2007, an amount added to Contract Value under the Automatic Bonus Credit Rider.


Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

Contract Value -- The total value of your Contract as of any Valuation Date.

Contract Year -- Each twelve-month period measured from the Contract Date.

Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant -- A Participant under a Qualified Plan.

Purchase Payment -- An amount paid to the Company as consideration for the Contract.

Separate Account -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

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                                        4

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Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


================================================================================

The Separate Account and the Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows


o        AIM V.I. Capital Appreciation
o        AIM V.I. International Growth
o        AIM V.I. Mid Cap Core Equity
o        Direxion Dynamic VP HY Bond (formerly Potomac Dynamic VP HY Bond)
o        Dreyfus VIF International Value
o        Federated Fund for U.S. Government Securities II
o        Federated High Income Bond II
o        Fidelity(R) VIP Contrafund(R)
o        Fidelity(R) VIP Growth Opportunities
o        Fidelity(R) VIP Index 500
o        Fidelity(R) VIP Investment-Grade Bond
o        Neuberger Berman AMT Guardian
o        Neuberger Berman AMT Partners
o        Oppenheimer Main Street Small Cap Fund(R)/VA
o        PIMCO VIT Low Duration
o        PIMCO VIT Real Return
o        PIMCO VIT StocksPLUS(R) Growth and Income
o        PIMCO VIT Total Return
o        RVT CLS AdvisorOne Amerigo
o        RVT CLS AdvisorOne Berolina
o        RVT CLS AdvisorOne Clermont
o        Rydex VT Absolute Return Strategies
o        Rydex VT Banking
o        Rydex VT Basic Materials
o        Rydex VT Biotechnology
o        Rydex VT Commodities Strategy (formerly Rydex VT Commodities)
o        Rydex VT Consumer Products
o        Rydex VT Dow 2x Strategy (formerly Rydex VT Dynamic Dow)
o        Rydex VT NASDAQ-100(R) 2x Strategy
o        Rydex VT Russell 2000(R) 2x Strategy
o        Rydex VT S&P 2x Strategy
o        Rydex VT Strengthening Dollar 2x Strategy
o        Rydex VT Weakening Dollar 2x Strategy
o        Rydex VT Electronics
o        Rydex VT Energy
o        Rydex VT Energy Services
o        Rydex VT EP Aggressive
o        Rydex VT EP Conservative
o        Rydex VT EP Moderate
o        Rydex VT Europe 1.25x Strategy
o        Rydex VT Financial Services
o        Rydex VT Government Long Bond 1.2x Strategy
o        Rydex VT Health Care
o        Rydex VT Hedged Equity
o        Rydex VT Internet
o        Rydex VT Inverse Dow 2x Strategy
o        Rydex VT Inverse Government Long Bond Strategy
o        Rydex VT Inverse Mid-Cap Strategy
o        Rydex VT Inverse NASDAQ-100(R) Strategy
o        Rydex VT Inverse Russell 2000(R) Strategy
o        Rydex VT Inverse S&P 500 Strategy
o        Rydex VT Japan 1.25x Strategy
o        Rydex VT Large Cap Growth
o        Rydex VT Large Cap Value
o        Rydex VT Leisure
o        Rydex VT Mid Cap 1.5x Strategy
o        Rydex VT Mid Cap Growth
o        Rydex VT Mid Cap Value
o        Rydex VT Multi-Cap Core Equity
o        Rydex VT Nova
o        Rydex VT NASDAQ-100(R)
o        Rydex VT Precious Metals
o        Rydex VT Real Estate
o        Rydex VT Retailing
o        Rydex VT Russell 2000(R) 1.5x Strategy
o        Rydex VT Sector Rotation
o        Rydex VT Small Cap Growth
o        Rydex VT Small Cap Value
o        Rydex VT Technology
o        Rydex VT Telecommunications
o        Rydex VT Transportation
o        Rydex VT U.S. Government Money Market
o        Rydex VT Utilities
o        SBL Global
o        SBL Small Cap Value
o        Van Kampen LIT Government
o        Wells Fargo Advantage Opportunity VT


(1)   The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small
      Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another

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      Subaccount(s) at any time; if you have in effect an Automatic Investment
      Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

================================================================================

      You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments -- Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."


Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total rider charges in excess of 2.00%:


o     Guaranteed Minimum Income Benefit at 3% or 5%;
o     Annual Stepped Up Death Benefit;*
o     Guaranteed Minimum Withdrawal Benefit;
o     Extra Credit at 3%, 4% or 5%;
o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."


Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.


Charges and Deductions -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase

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                                        6

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payment or Bonus Credit is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                         ---------------------------------
                         Purchase Payment or
                           Bonus Credit Age     Withdrawal
                              (in years)          Charge
                         ---------------------------------
                                  1                 7%
                                  2                 7%
                                  3                 6%
                                  4                 5%
                                  5                 4%
                                  6                 3%
                                  7                 2%
                             8 and over             0%
                         ---------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or
(3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

         ---------------------------------------------------------------
                                                    Annual Mortality and
         Contract Value                              Expense Risk Charge
         ---------------------------------------------------------------
         Less than $25,000                                  1.10%
         At least $25,000 but less than $100,000            0.95%
         $100,000 or more                                   0.85%
         ---------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider, available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with a total rider charge that exceeds 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."


--------------------------------------------------------------------------------
Optional Rider Expenses
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                      Annual
                                                         Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                          3%        0.25%
Income Benefit                                              5%        0.40%
--------------------------------------------------------------------------------
Annual Stepped Up
Death Benefit                                              --         0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum
Withdrawal Benefit                                         --         0.55%(2)
--------------------------------------------------------------------------------
                                                            3%        0.40%
Extra Credit(3)                                             4%        0.55%
                                                            5%        0.70%
--------------------------------------------------------------------------------
                                                          0-Year      0.70%(4)
Alternate Withdrawal Charge                               4-Year      0.60%(4)
--------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------


      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

date the charge is to be deducted. See "Account Administration Charge."

      Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


----------------------------------------------------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

----------------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                                None
----------------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)                     7%(1)
----------------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                                    None
----------------------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
----------------------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                                  $ 30(2)
----------------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Contract Value)
----------------------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                                     1.10%(3)
----------------------------------------------------------------------------------------------------------------------------
     Annual Administration Charge                                                                                 0.60%(4)
----------------------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                                                                    2.00%(5)
----------------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                                       3.70%
----------------------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses
(as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                      Annual
                                                         Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                          3%         0.25%
Income Benefit Rider                                        5%         0.40%
--------------------------------------------------------------------------------
Annual Stepped Up
Death Benefit Rider                                        --          0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum
Withdrawal Benefit Rider                                   --          0.55%(2)
--------------------------------------------------------------------------------
                                                            3%         0.40%
Extra Credit Rider(3)                                       4%         0.55%
                                                            5%         0.70%
--------------------------------------------------------------------------------
Alternative Withdrawal                                    0-Year       0.70%(4)
Charge Rider                                              4-Year       0.60%(4)
--------------------------------------------------------------------------------

(1.) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2.) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for the rider is used in calculating the maximum rider charge of 2.00%.

(3.) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4.) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                          Minimum      Maximum
--------------------------------------------------------------------------------
Total Annual Underlying
Fund Operating Expenses(1)                                 0.35%        3.83%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ending December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.
--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                                 1        3        5       10
                                                Year    Years    Years    Years
--------------------------------------------------------------------------------
If you surrender your Contract at the end of
the applicable time period                     $1,366  $2,684   $3,860   $6,651
--------------------------------------------------------------------------------
If you do not surrender or you annuitize your
Contract                                          745   2,178    3,539    6,651
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

Condensed Financial Information

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.18   $    9.03   $   8.67   $   8.51   $   6.87   $   7.00
   End of period ......................      $    9.83   $    9.18   $   9.03   $   8.67   $   8.51   $   6.87
Accumulation units outstanding
at the end of period ..................         22,084      21,571     26,708     16,171     11,398      6,232
---------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.52   $   10.00         --         --         --         --
   End of period ......................      $   11.54   $   10.52         --         --         --         --
Accumulation units outstanding
at the end of period ..................         52,166       9,167         --         --         --         --
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.10   $   10.00         --         --         --         --
   End of period ......................      $   10.58   $   10.10         --         --         --         --
Accumulation units outstanding
at the end of period ..................         20,183           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond
(formerly Potomac Dynamic VP HY Bond(b)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.91   $    9.74   $  10.00         --         --         --
   End of period ......................      $    9.33   $    9.91   $   9.74         --         --         --
Accumulation units outstanding
at the end of period ..................        611,732     251,606     80,421         --         --         --
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.35   $   10.00         --         --         --         --
   End of period ......................      $   10.31   $   10.35         --         --         --         --
Accumulation units outstanding
at the end of period ..................         17,811       5,982         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
Government Securities II
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.93   $    9.97   $  10.21   $  10.31   $  10.53   $  10.40
   End of period ......................      $   10.09   $    9.93   $   9.97   $  10.21   $  10.31   $  10.53
Accumulation units outstanding
at the end of period ..................         17,742      19,351     36,566     21,470     15,609      3,950
---------------------------------------------------------------------------------------------------------------
Federated High Income Bond II
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   11.91   $   11.25   $  11.49   $  10.89   $   9.34   $   9.09
   End of period ......................      $   11.76   $   11.91   $  11.25   $  11.49   $  10.89   $   9.34
Accumulation units outstanding
at the end of period ..................        120,027     108,823    190,532     95,559     63,779        934
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   13.68   $   12.82   $  11.48   $  10.41         --         --
   End of period ......................      $   15.36   $   13.68   $  12.82   $  11.48   $  10.41         --
Accumulation units outstanding
at the end of period ..................        338,889     140,177    137,015     66,563      3,773         --
---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.75   $    9.69   $   9.31   $   9.10         --         --
   End of period ......................      $   11.47   $    9.75   $   9.69   $   9.31   $   9.10         --
Accumulation units outstanding
at the end of period ..................        312,794      33,333    102,137     12,096      1,818         --
---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.31   $    9.33   $   9.33   $   8.83         --         --
   End of period ......................      $   10.37   $   10.31   $   9.33   $   9.33   $   8.83         --
Accumulation units outstanding
at the end of period ..................        138,881     155,327     40,758    120,813     32,816         --
---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.47   $   10.51   $  10.77   $  10.80   $  10.75   $  10.36
   End of period ......................      $   10.44   $   10.47   $  10.51   $  10.77   $  10.80   $  10.75
Accumulation units outstanding
at the end of period ..................         83,884      54,259     41,403     47,000     16,257        128
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
Securities
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.52   $   10.12   $  10.10   $   9.47   $   7.22   $   7.24
   End of period ......................      $   11.19   $   10.52   $  10.12   $  10.10   $   9.47   $   7.22
Accumulation units outstanding
at the end of period ..................         26,834      27,582     27,086     30,104     32,959      4,040
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   11.03   $   10.17   $   9.81   $   8.86   $   7.03   $   7.52
   End of period ......................      $   11.33   $   11.03   $  10.17   $   9.81   $   8.86   $   7.03
Accumulation units outstanding
at the end of period ..................         15,634      11,994     15,674     10,923     10,571      6,310
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   13.03   $   12.14   $  10.75   $   9.45         --         --
   End of period ......................      $   13.62   $   13.03   $  12.14   $  10.75   $   9.45         --
Accumulation units outstanding
at the end of period ..................         39,451      36,860     27,914     16,331      9,120         --
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
Fund(R)/VA(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.19   $   10.00         --         --         --         --
   End of period ......................      $    9.63   $   10.19         --         --         --         --
Accumulation units outstanding
at the end of period ..................          1,812       2,028         --         --         --         --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.98   $   10.00         --         --         --         --
   End of period ......................      $   10.25   $    9.98         --         --         --         --
Accumulation units outstanding
at the end of period ..................         65,492       6,931         --         --         --         --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.16   $   10.54   $  10.79   $  10.35         --         --
   End of period ......................      $   10.75   $   10.16   $  10.54   $  10.79   $  10.35         --
Accumulation units outstanding
at the end of period ..................         70,494     100,139     54,585     33,151     10,435         --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and
Income(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.22   $   10.00         --         --         --         --
   End of period ......................      $   10.44   $   10.22         --         --         --         --
Accumulation units outstanding
at the end of period ..................              0           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    9.73   $    9.79   $   9.99   $   9.95         --         --
   End of period ......................      $   10.12   $    9.73   $   9.79   $   9.99   $   9.95         --
Accumulation units outstanding
at the end of period ..................        180,242     109,703     77,347     43,127     35,054         --
---------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   13.58   $   12.63   $  12.07   $  11.35         --         --
   End of period ......................      $   14.79   $   13.58   $  12.63   $  12.07   $  11.35         --
Accumulation units outstanding
at the end of period ..................        586,957     690,043    681,341    376,672    128,233         --
---------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Berolina(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.23   $   10.00         --         --         --         --
   End of period ......................      $   11.25   $   10.23         --         --         --         --
Accumulation units outstanding
at the end of period ..................        349,733      85,971         --         --         --         --
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   11.07   $   10.67   $  10.73   $  10.59         --         --
   End of period ......................      $   11.26   $   11.07   $  10.67   $  10.73   $  10.59         --
Accumulation units outstanding
at the end of period ..................        243,216     394,883    494,386    409,321    104,078         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Absolute Return Strategies(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.09   $   10.00         --         --         --         --
   End of period ......................      $   10.03   $   10.09         --         --         --         --
Accumulation units outstanding
at the end of period ..................          5,672           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Banking
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   12.82   $   12.03   $  12.92   $  11.75         --         --
   End of period ......................      $    8.95   $   12.82   $  12.03   $  12.92   $  11.75         --
Accumulation units outstanding
at the end of period ..................          9,845     113,931    107,516    135,582      3,296         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   13.38   $   11.42   $  11.46   $   9.90         --         --
   End of period ......................      $   17.16   $   13.38   $  11.42   $  11.46   $   9.90         --
Accumulation units outstanding
at the end of period ..................        168,361     271,684    133,496    190,300     15,687         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    6.50   $    7.01   $   6.62   $   6.83         --         --
   End of period ......................      $    6.50   $    6.50   $   7.01   $   6.62   $   6.83         --
Accumulation units outstanding
at the end of period ..................         38,043      28,773     62,881      3,524        399         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy
(formerly Rydex VT Commodities)(c)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    7.95   $   10.10   $   9.91
   End of period ......................      $    9.98   $    7.95   $  10.10
Accumulation units outstanding
at the end of period ..................        164,429       3,996     34,008
---------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   12.36   $   10.99   $  11.52   $  10.61         --         --
   End of period ......................      $   13.15   $   12.36   $  10.99   $  11.52   $  10.61         --
Accumulation units outstanding
at the end of period ..................        241,714     165,087    148,067    153,743      3,752         --
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy
(formerly Rydex VT Dynamic Dow)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   12.17   $    9.73   $  10.56         --         --         --
   End of period ......................      $   12.60   $   12.17   $   9.73         --         --         --
Accumulation units outstanding
at the end of period ..................         83,487     177,358     88,059         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) 2x Strategy
(formerly Rydex VT OTC 2x Strategy &
Rydex VT Dynamic OTC)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    5.16   $    5.14   $   5.53   $   5.05         --         --
   End of period ......................      $    6.33   $    5.16   $   5.14   $   5.53   $   5.05         --
Accumulation units outstanding
at the end of period ..................         30,564      24,882     33,545     26,899     33,689         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 2x Strategy
(formerly Rydex VT Dynamic Russell
2000(R))(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.30   $   10.00         --         --         --         --
   End of period ......................      $    8.62   $   10.30         --         --         --         --
Accumulation units outstanding
at the end of period ..................          1,077           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT S&P 2x Strategy (formerly
Rydex VT Dynamic S&P 500)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.18   $    8.59   $   8.67   $   7.75         --         --
   End of period ......................      $    9.81   $   10.18   $   8.59   $   8.67   $   7.75         --
Accumulation units outstanding
at the end of period ..................          9,725       8,891     15,812     12,981         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x
Strategy (formerly Rydex VT Dynamic
Strengthening Dollar)(c)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    8.42   $    9.84   $  10.03         --         --         --
   End of period ......................      $    7.19   $    8.42   $   9.84         --         --         --
Accumulation units outstanding
at the end of period ..................             42           0          0         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x
Strategy(formerly Rydex VT Dynamic
Weakening Dollar)(c)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   11.25   $   10.06   $   9.98         --         --         --
   End of period ......................      $   12.73   $   11.25   $  10.06         --         --         --
Accumulation units outstanding
at the end of period ..................          6,587     150,003          0         --         --         --
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  2007        2006       2005       2004       2003    2002(a)
---------------------------------------------------------------------------------------------------------------
Rydex VT Electronics
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $    4.78   $    4.87   $   4.89   $   6.54   $   4.02   $   4.66
   End of period ......................      $    4.46   $    4.78   $   4.87   $   4.89   $   6.54   $   4.02
Accumulation units outstanding
at the end of period ..................          5,381       6,939      4,566      5,893     14,976      5,753
---------------------------------------------------------------------------------------------------------------
Rydex VT Energy
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   14.44   $   13.47   $  10.15   $   8.01         --         --
   End of period ......................      $   18.43   $   14.44   $  13.47   $  10.15   $   8.01         --
Accumulation units outstanding
at the end of period ..................        245,330     158,462    174,322    211,695     17,610         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   11.66   $   10.97   $   7.72   $   6.03         --         --
   End of period ......................      $   15.31   $   11.66   $  10.97   $   7.72   $   6.03         --
Accumulation units outstanding
at the end of period ..................        201,230      19,712    162,805     29,630        922         --
---------------------------------------------------------------------------------------------------------------
Rydex VT EP Aggressive(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.26   $   10.00         --         --         --         --
   End of period ......................      $   10.48   $   10.26         --         --         --         --
Accumulation units outstanding
at the end of period ..................         61,898           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT EP Conservative(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.04   $   10.00         --         --         --         --
   End of period ......................      $   10.24   $   10.04         --         --         --         --
Accumulation units outstanding
at the end of period ..................          2,104           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT EP Moderate(d)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   10.18   $   10.00         --         --         --         --
   End of period ......................      $   10.38   $   10.18         --         --         --         --
Accumulation units outstanding
at the end of period ..................         12,453           0         --         --         --         --
---------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy
(formerly Rydex VT Europe Advantage)
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................      $   13.53   $   10.90   $  10.70   $   9.62         --         --
   End of period ......................      $   14.65   $   13.53   $  10.90   $  10.70   $   9.62         --
Accumulation units outstanding
at the end of period ..................        237,477      87,082     18,403   $ 59,482     48,247         --
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  11.68      $  10.44      $  10.55      $   9.40            --            --
   End of period.......................     $   9.08      $  11.68      $  10.44      $  10.55      $   9.40            --
Accumulation units outstanding
at the end of period...................        7,767       184,103       170,456       202,251         7,239            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x
Strategy (formerly Rydex VT
Government Long Bond Advantage)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  10.42      $  11.23      $  10.89      $  10.48      $  11.01       $ 10.09
   End of period.......................     $  10.96      $  10.42      $  11.23      $  10.89      $  10.48       $ 11.01
Accumulation units outstanding
at the end of period...................      198,159       393,478       388,685       638,967       354,840           279
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   9.46      $   9.39      $   8.86      $   8.71            --            --
   End of period.......................     $   9.60      $   9.46      $   9.39      $   8.86      $   8.71            --
Accumulation units outstanding
at the end of period...................       22,899       181,617       209,241       190,661        23,383            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity(d)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  10.12      $  10.00            --            --            --            --
   End of period.......................     $  10.00      $  10.12            --            --            --            --
Accumulation units outstanding
at the end of period...................       15,543         5,974            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   5.77      $   5.49      $   5.81      $   5.24      $   3.33       $  2.83
   End of period.......................     $   6.10      $   5.77      $   5.49      $   5.81      $   5.24       $  3.33
Accumulation units outstanding
at the end of period...................        6,133           436        10,098       374,367         5,057         6,796
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy
(formerly Rydex VT Inverse Dynamic Dow)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   6.27      $   8.37      $   8.60            --            --            --
   End of period.......................     $   5.47      $   6.27      $   8.37            --            --            --
Accumulation units outstanding
at the end of period...................            0            --             0            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond
Strategy (formerly Rydex VT Inverse
Government Long Bond)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   7.76      $   7.49      $   8.25      $   9.65            --            --
   End of period.......................     $   7.09      $   7.76      $   7.49      $   8.25      $   9.65            --
Accumulation units outstanding
at the end of period...................      127,448         9,982        27,435        35,220           584            --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy
(formerly Rydex VT Inverse Mid Cap)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:                                                                    --            --            --
   Beginning of period.................     $   6.93      $   7.52      $   8.55            --            --            --
   End of period.......................     $   6.51      $   6.93      $   7.52            --            --            --
Accumulation units outstanding
at the end of period...................      204,645            --             0            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R) Strategy
(formerly Rydex VT Inverse OTC
Strategy & Rydex VT Inverse OTC)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   6.82      $   7.22      $   7.45      $   8.82      $  14.70       $ 17.34
   End of period.......................     $   5.79      $   6.82      $   7.22      $   7.45      $   8.82       $ 14.70
Accumulation units outstanding
at the end of period...................      456,662         4,925         1,411             0       162,221           100
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R)
Strategy (formerly Rydex VT Inverse
Russell 2000(R))
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   6.51      $   7.72      $   8.32            --            --            --
   End of period.......................     $   6.57      $   6.51      $   7.72            --            --            --
Accumulation units outstanding
at the end of period...................      227,553         1,162         5,508            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy
(formerly Rydex VT Inverse S&P 500)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   5.99      $   6.77      $   7.12      $   8.28            --            --
   End of period.......................     $   5.79      $   5.99      $   6.77      $   7.12      $   8.28            --
Accumulation units outstanding
at the end of period...................      440,988         5,068        53,556        27,025       180,609            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 1.25x Strategy
(formerly Rydex VT Japan Advantage)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  11.17      $  11.08      $   9.61      $   9.10      $   6.90       $  8.14
   End of period.......................     $   9.49      $  11.17      $  11.08      $   9.61      $   9.10       $  6.90
Accumulation units outstanding
at the end of period...................       55,215        31,981        29,995         4,011        14,278         1,378
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   9.97      $   9.88      $  10.13            --            --            --
   End of period.......................     $  10.02      $   9.97      $   9.88            --            --            --
Accumulation units outstanding
at the end of period...................      117,402        40,307       217,341            --            --            --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  12.30      $  10.91    $    10.93            --            --            --
   End of period.......................     $  11.14      $  12.30    $    10.91            --            --            --
Accumulation units outstanding
at the end of period...................       68,603       124,853        54,847            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   9.49      $   8.02    $     8.80    $     7.42            --            --
   End of period.......................     $   8.86      $   9.49    $     8.02    $     8.80      $   7.42            --
Accumulation units outstanding
at the end of period...................       10,250       420,687       176,237       232,681         9,787            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap 1.5x Strategy
(formerly Rydex VT Mid Cap Advantage)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  15.18      $  14.34    $    13.12    $    11.22            --            --
   End of period.......................     $  15.06      $  15.18    $    14.34    $    13.12      $  11.22            --
Accumulation units outstanding
at the end of period...................       35,481        24,100        38,356        15,026         1,318            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  11.12      $  11.26    $    10.54            --            --            --
   End of period.......................     $  11.55      $  11.12    $    11.26            --            --            --
Accumulation units outstanding
at the end of period...................       94,377        18,244        70,626            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  13.03      $  11.62    $    11.19            --            --            --
   End of period.......................     $  11.87      $  13.03    $    11.62            --            --            --
Accumulation units outstanding
at the end of period...................       22,016        14,046         5,513            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core Equity(d)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  10.25      $  10.00            --            --            --            --
   End of period.......................     $   9.30      $  10.25            --            --            --            --
Accumulation units outstanding
at the end of period...................            0             0            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   9.49      $   8.31    $     8.34    $     7.60      $   5.70       $  5.98
   End of period.......................     $   9.19      $   9.49    $     8.31    $     8.34      $   7.60       $  5.70
Accumulation units outstanding
at the end of period...................      194,959       883,907     1,579,879     1,062,820        41,053         4,939
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)
(formerly Rydex VT OTC)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $   8.25      $   8.15    $     8.41    $     8.03      $   5.77       $  5.51
   End of period.......................     $   9.31      $   8.25    $     8.15    $     8.41      $   8.03       $  5.77
Accumulation units outstanding
at the end of period...................      314,780        74,887        46,279       224,571        30,824           228
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  22.48      $  19.32    $    16.68    $    20.31      $  15.05       $ 12.32
   End of period.......................     $  25.74      $  22.48    $    19.32    $    16.68      $  20.31       $ 15.05
Accumulation units outstanding
at the end of period...................      117,331         8,077        94,339        92,979         4,087           557
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  19.21      $  15.34    $    14.94    $    12.04            --            --
   End of period.......................     $  14.88      $  19.21    $    15.34    $    14.94      $  12.04            --
Accumulation units outstanding
at the end of period...................       20,339       256,650       105,637        22,363         9,354            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  10.93      $  10.37    $    10.26    $     9.74            --            --
   End of period.......................     $   9.15      $  10.93    $    10.37    $    10.26      $   9.74            --
Accumulation units outstanding
at the end of period...................        6,254       186,739       132,534       163,339            56            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 1.5x
Strategy(formerly Rydex VT Russell
2000(R) Advantage)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  14.30      $  12.35    $    12.41    $    10.35            --            --
   End of period.......................     $  12.77      $  14.30    $    12.35    $    12.41      $  10.35            --
Accumulation units outstanding
at the end of period...................       18,996        24,357         9,026        78,584       412,137            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  11.53      $  10.80    $     9.92    $     9.35      $   7.52       $  8.30
   End of period.......................     $  13.55      $  11.53    $    10.80    $     9.92      $   9.35       $  7.52
Accumulation units outstanding
at the end of period...................       94,004        82,365       125,216        12,670         8,342         1,183
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................     $  11.82      $  11.45    $    11.25            --            --            --
   End of period.......................     $  11.30      $  11.82    $    11.45            --            --            --
Accumulation units outstanding
at the end of period...................       24,037        78,516       116,227            --            --            --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    13.00    $    11.39    $    11.47            --            --            --
   End of period.......................   $     9.92    $    13.00    $    11.39            --            --            --
Accumulation units outstanding
at the end of period...................       12,709       105,058        31,656            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     6.33    $     6.24    $     6.32    $     6.52    $     4.22       $  4.08
   End of period.......................   $     6.69    $     6.33    $     6.24    $     6.32    $     6.52       $  4.22
Accumulation units outstanding
at the end of period...................       58,093        40,889        27,869         6,106         1,679         5,034
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     7.86    $     6.87    $     7.09    $     6.57    $     5.13       $  4.22
   End of period.......................   $     8.22    $     7.86    $     6.87    $     7.09    $     6.57       $  5.13
Accumulation units outstanding
at the end of period...................       11,374       204,184       189,042       260,896            --           110
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    11.71    $    11.38    $    10.95    $     9.30            --            --
   End of period.......................   $    10.23    $    11.71    $    11.38    $    10.95    $     9.30            --
Accumulation units outstanding
at the end of period...................        4,561       142,328       138,529       165,382            --            --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     8.46    $     8.51    $     8.71    $     9.07    $     9.47       $  9.62
   End of period.......................   $     8.42    $     8.46    $     8.51    $     8.71    $     9.07       $  9.47
Accumulation units outstanding
at the end of period...................    1,186,868     1,144,022     1,080,518       955,333     2,261,713        16,781
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     7.55    $     6.52    $     6.15    $     5.47    $     4.56       $  4.77
   End of period.......................   $     8.16    $     7.55    $     6.52    $     6.15    $     5.47       $  4.56
Accumulation units outstanding
at the end of period...................      353,523       576,207       291,931        91,809        43,792         1,606
---------------------------------------------------------------------------------------------------------------------------
SBL Global
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    14.48    $    12.86    $    11.80    $    10.35            --            --
   End of period.......................   $    15.13    $    14.48    $    12.86    $    11.80    $    10.35            --
Accumulation units outstanding
at the end of period...................       72,648        77,121        64,909        22,194         3,700            --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                2007          2006          2005          2004          2003       2002(a)
---------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    20.21    $    18.56    $    16.89    $    14.62            --            --
   End of period.......................   $    21.38    $    20.21    $    18.56    $    16.89    $    14.62            --
Accumulation units outstanding
at the end of period...................       25,677        22,876        26,914        13,648         2,330            --
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    24.60    $    20.07    $    16.45    $    13.78            --            --
   End of period.......................   $    30.29    $    24.60    $    20.07    $    16.45    $    13.78            --
Accumulation units outstanding
at the end of period...................       11,394        12,503        16,982        17,359        16,959            --
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    12.35    $    10.63    $    10.09    $     8.90            --            --
   End of period.......................   $    13.64    $    12.35    $    10.63    $    10.09    $     8.90            --
Accumulation units outstanding
at the end of period...................       28,804        29,583        35,291        38,371        34,000            --
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government(d)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $     9.94    $    10.00            --            --            --            --
   End of period.......................   $    10.19    $     9.94            --            --            --            --
Accumulation units outstanding
at the end of period...................        6,212             0            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................   $    11.41    $    10.62    $    10.29    $     9.10            --            --
   End of period.......................   $    11.64    $    11.41    $    10.62    $    10.29    $     9.10            --
Accumulation units outstanding
at the end of period...................       39,924        19,539        19,041        16,375        14,219            --
---------------------------------------------------------------------------------------------------------------------------
(a)   For the period of August 1, 2002 (date of inception) through December 31, 2002
(b)   For the period of January 26, 2005 (date of inception) through December 31, 2005
(c)   For the period of November 15, 2005 (date of inception) through December 31, 2005.
(d)   For the period of November 1, 2006 (date of inception) through December 31, 2006.
---------------------------------------------------------------------------------------------------------------------------


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                                       22

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Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit.

Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund,

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                                       23

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even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.45% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the

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                                       24

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Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may s not select riders with total rider charges in excess of 2.00%:


o     Guaranteed Minimum Income Benefit at 3% or 5%;
o     Annual Stepped Up Death Benefit;*
o     Guaranteed Minimum Withdrawal Benefit;
o     Extra Credit at 3%, 4% or 5%;
o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

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                                       25

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Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S.
Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual

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                                       26

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Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the
"Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

                -------------------------------------------------
                           Annual
                     Withdrawal Amount*         Benefit Amount*
                -------------------------------------------------
                             5%                       130%
                             6%                       110%
                             7%                       100%
--------------------------------------------------------------------------------
* A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made

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                                       27

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in the first Contract Year. Any Credit Enhancement will be allocated among the
Subaccounts in the same proportion as your purchase payment.


      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.


      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.


      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      ------------------------------------
                                           Rate of Return
                      Interest Rate      (net of expenses)
                      ------------------------------------
                           3%                 -5.00%
                           4%                 -1.50%
                           5%                  0.80%
                      ------------------------------------

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

             ------------------------------------------------------
                   0-Year Schedule             4-Year Schedule
             ------------------------------------------------------
               Purchase                    Purchase
             Payment Age   Withdrawal    Payment Age    Withdrawal
              (in years)     Charge       (in years)      Charge
             ------------------------------------------------------
              0 and over       0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             ------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

Purchase Payments -- The minimum initial purchase payment for the purchase of a Contract is $10,000. There-

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after, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."


Bonus Credit -- During the period that began May 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.


Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in

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fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone

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provided the proper form is completed, signed, and filed at the Company's
Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

Transfers of Contract Value --You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.


      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


      The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.


      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;


o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer

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may be made without violating the number of round trip transfers permitted
(please see the chart below).


----------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                       Round Trip
                                  Subaccount                                            Transfers
----------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne            Unlimited
Berolina and RVT CLS AdvisorOne Clermont; All Rydex Subaccounts, except Rydex VT
Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT EP Aggressive,
Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT
Multi-Cap Core Equity, and Rydex VT Sector Rotation
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex       4(1)
VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT EP
Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity,
Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Global and SBL Small
Cap Value
----------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT                                                      2(1)
----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II and Federated High Income Bond II        1(1)
----------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                           1(2)
----------------------------------------------------------------------------------------------------
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Fidelity VIP                 1(3)
Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity
Investment Grade Bond, Neuberger Berman AMT Guardian, Neuberger Berman AMT
Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO
VIT StocksPLUS(R) Growth & Income and Van Kampen LIT Government
----------------------------------------------------------------------------------------------------
 1    Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

 2 Number of round trip transfers that can be made in any four month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

 3    Number of round trip transfers that can be made in any three month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
----------------------------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves

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the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the RVT CLS AdvisorOne Berolina Subaccount and all Rydex Subaccounts (excluding Rydex VT Absolute Return Strategies, Rydex VT Commodities Strategy, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of purchase payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

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                                       33

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The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.


      In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions other than transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.


      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.


      Any transfer requests involving your Contract, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25

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--------------------------------------------------------------------------------

minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.


      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

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Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."


Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.


Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the

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      Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2, above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

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      The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

            ---------------------------------------------------
            Purchase Payment and Bonus              Withdrawal
               Credit Age (in years)                  Charge
            ---------------------------------------------------
                         1                             7%
                         2                             7%
                         3                             6%
                         4                             5%
                         5                             4%
                         6                             3%
                         7                             2%
                    8 and over                         0%
            ---------------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------
                                                   Annual
                                               Mortality and
                                                Expense Risk
Contract Value                                     Charge
--------------------------------------------------------------
Less than $25,000 .........................        1.10%
At least $25,000 but less than $100,000 ...        0.95%
$100,000 or more ..........................        0.85%
--------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The

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Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


Administration Charge -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.35% for the AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the Rydex Subaccounts and the Van Kampen LIT Government Subaccount; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS(R) Growth and Income, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

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--------------------------------------------------------------------------------
Optional Rider Expenses
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                      Annual
                                                        Rate(1)    Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                         3%          0.25%
                                                          5%          0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                          --           0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                    --           0.55%(2)
--------------------------------------------------------------------------------
Extra Credit(3)                                           3%          0.40%
                                                          4%          0.55%
                                                          5%          0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                             0-Year        0.70%(4)
                                                        4-Year        0.60%(4)
--------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The

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annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.


      Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of
(i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.


      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

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      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 5 --Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 6 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to

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the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities

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      held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any

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applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

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Income Taxation of Annuities in General--

Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

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      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty

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taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."



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      Section 408. Traditional Individual Retirement Annuities. Section 408 of
the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for 2008 for a married couple filing a joint return and $53,000 for 2008 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.


      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

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      If any portion of the balance to the credit of an employee in a Section
403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is

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included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Investment Advisory Fees -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers (except our affiliate, Brecek & Young Advisors, Inc.), and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from,

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substitutions for, or combinations of the securities that are held by the
Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges -- If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

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      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $733,835.55, 1,163,892.46, and 1,580,985.93, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. SDI has entered into an arrangement with Vantage Securities, Inc., whereby Vantage is eligible for such payments.

      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2007 and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information for AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY
 Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
 Section 403(b)
 Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

Objectives for Underlying Funds
--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Series I      Growth of capital          Sub-adviser(s): AIM Funds Management Inc.
Appreciation Fund                                                       (AIM Funds Management Inc. anticipates
                                                                        changing its name to Invesco Trimark
                                                                        Investment Management Inc. on or prior to
                                                                        December 31, 2008); Invesco Global Asset
                                                                        Management (N.A.), Inc.; Invesco
                                                                        Institutional (N.A.), Inc.; Invesco Senior
                                                                        Secured Management, Inc.; Invesco Hong Kong
                                                                        Limited; Invesco Asset Management Limited;
                                                                        Invesco Asset Management (Japan) Limited;
                                                                        Invesco Asset Management Deutschland, GmbH;
                                                                        and Invesco Australia Limited.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International        Series II      To provide long-term       Sub-adviser(s): AIM Funds Management Inc.
Growth Fund                                  growth of capital          (AIM Funds Management Inc. anticipates
                                                                        changing its name to Invesco Trimark
                                                                        Investment Management Inc. on or prior to
                                                                        December 31, 2008); Invesco Global Asset
                                                                        Management (N.A.), Inc.; Invesco
                                                                        Institutional (N.A.), Inc.; Invesco Senior
                                                                        Secured Management, Inc.; Invesco Hong Kong
                                                                        Limited; Invesco Asset Management Limited;
                                                                        Invesco Asset Management (Japan) Limited;
                                                                        Invesco Asset Management Deutschland, GmbH;
                                                                        and Invesco Australia Limited.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core         Series II      Long-term growth of        Sub-adviser(s): AIM Funds Management Inc.
Equity Fund                                  capital                    (AIM Funds Management Inc. anticipates
                                                                        changing its name to Invesco Trimark
                                                                        Investment Management Inc. on or prior to
                                                                        December 31, 2008); Invesco Global Asset
                                                                        Management (N.A.), Inc.; Invesco
                                                                        Institutional (N.A.), Inc.; Invesco Senior
                                                                        Secured Management, Inc.; Invesco Hong Kong
                                                                        Limited; Invesco Asset Management Limited;
                                                                        Invesco Asset Management (Japan) Limited;
                                                                        Invesco Asset Management Deutschland, GmbH;
                                                                        and Invesco Australia Limited.
--------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP                          To maximize total return   Rafferty Asset Management, LLC
HY Bond Fund                                 (income plus capital       500 Fifth Avenue, Suite 415
                                             appreciation) by           New York, NY 10110-0402
                                             investing primarily in
                                             debt instruments,
                                             including convertible
                                             securities, and
                                             derivatives of such
                                             instruments, with an
                                             emphasis on lower-quality
                                             debt instruments
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                    Service       Long-term capital growth   The Dreyfus Corporation
International Value                                                     200 Park Avenue
Portfolio                                                               New York, NY 10166-0039
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                      Current income             Federated Investment Management Company
Government Securities II                                                Federated Investors Tower
                                                                        1001 Liberty Avenue
                                                                        Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------------------------------
Federated High Income          Service       High current income        Federated Investment Management Company
Bond Fund II                                                            Federated Investors Tower
                                                                        1001 Liberty Avenue
                                                                        Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP            Service Class 2   Long-term capital          Fidelity Management & Research Company
Contrafund                                   appreciation               82 Devonshire Street
                                                                        Boston, MA 02109-3605
                                                                        (Investment Adviser)

                                                                        FMR Co., Inc.; Fidelity Management Research
                                                                        (U.K.) Inc.; Fidelity Management & Research
                                                                        (Far East) Inc.; and Fidelity Investments
                                                                        Japan Limited (Sub-Advisers)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth     Service Class 2   Capital growth             Fidelity Management & Research Company
Opportunities                                                           82 Devonshire Street
                                                                        Boston, MA 02109-3605
                                                                        (Investment Adviser)

                                                                        FMR Co., Inc.; Fidelity Management Research
                                                                        (U.K.) Inc.; Fidelity Management & Research
                                                                        (Far East) Inc.; and Fidelity Investments
                                                                        Japan Limited (Sub-Advisers)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index      Service Class 2   Investment results that    Fidelity Management & Research Company 82
500                                          correspond to the total    Devonshire Street Boston, MA 02109-3605
                                             return of common stocks    (Investment Adviser)
                                             publicly traded in the
                                             United States, as
                                             represented by the S&P
                                             500(R)

                                                                        FMR Co., Inc. (Sub-adviser)

                                                                        Geode
                                                                        53 State Street
                                                                        Boston, MA 02109
                                                                        (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP            Service Class 2   High level of current      Fidelity Management & Research Company
Investment Grade Bond                        income as is consistent    82 Devonshire Street
                                             with the preservation of   Boston, MA 02109-3605
                                             capital                    (Investment Adviser)

                                                                        Fidelity Investments Money Management, Inc.
                                                                        One Spartan Way
                                                                        Merrimack, NH 03054
                                                                        (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap         Class 2       Long-term capital growth   Franklin Advisers, Inc.
Growth Securities Fund                                                  One Franklin Parkway
                                                                        San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT           Class I       Long-term growth of        Neuberger Berman Management Inc.
Guardian                                     capital; current income    605 Third Avenue, 2nd Floor
                                             is a secondary goal        New York, NY 10158-3698
                                                                        (Investment Adviser)

                                                                        Neuberger Berman, LLC
                                                                        605 Third Avenue New
                                                                        York, NY 10158-3698
                                                                        (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT           Class I       Growth of capital          Neuberger Berman Management Inc.
Partners                                                                605 Third Avenue, 2nd Floor
                                                                        New York, NY 10158-3698
                                                                        (Investment Adviser)

                                                                        Neuberger Berman, LLC
                                                                        605 Third Avenue New
                                                                        York, NY 10158-3698
                                                                        (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main               Service       This Fund invests in a     OppenheimerFunds, Inc.
Street Small Cap                             well- diversified mix of   Two World Financial Center
Fund(R)/VA                                   smaller company stocks     225 Liberty Street, 11th Floor
                                             for capital appreciation   New York, NY 10281
                                             potential.
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low              Administrative    Seeks maximum total        Pacific Investment Management Company LLC
Duration Portfolio                           return consistent with     840 Newport Center Drive, Suite 100
                                             preservation of capital    Newport Beach, CA 92660-6398
                                             and prudent investment
                                             management
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return      Administrative    Maximum real return        Pacific Investment Management Company LLC
Portfolio                                    consistent with            840 Newport Center Drive, Suite 100
                                             preservation of real       Newport Beach, CA 92660-6398
                                             capital and prudent
                                             investment management
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT                  Administrative    The Portfolio seeks total  Pacific Investment Management Company LLC
StocksPLUS(R) Growth                         return which exceeds that  840 Newport Center Drive, Suite 100
and Income                                   of the S&P 500             Newport Beach, CA 92660-6398
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return     Administrative    Maximum total return       Pacific Investment Management Company LLC
Portfolio                                    consistent with            840 Newport Center Drive, Suite 100
                                             preservation of capital    Newport Beach, CA 92660-6398
                                             and prudent investment
                                             management
--------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                           Long-term growth of        Rydex Investments
Amerigo Fund                                 capital without regard to  9601 Blackwell Rd., Suite 500
                                             current income             Rockville, MD 20850-6478
                                                                        (Investment Adviser)

                                                                        CLS Investment Firm, LLC
                                                                        4020 South 147th Street
                                                                        Omaha, NE 68137-5401
                                                                        (Sub-adviser)

--------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                           To provide growth of       Rydex Investments
Berolina                                     capital and total return   9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
                                                                        (Investment Adviser)

                                                                        CLS Investment Firm, LLC
                                                                        4020 South 147th St.
                                                                        Omaha, NE 68137
                                                                        (Sub-adviser)

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                           Current income and         Rydex Investments
Clermont Fund                                growth of capital          9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
                                                                        (Investment Adviser)

                                                                        CLS Investment Firm, LLC
                                                                        4020 South 147th St.
                                                                        Omaha, NE 68137
                                                                        (Sub-adviser)

--------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x                              Investment results that    Rydex Investments
Strategy                                     correlate to the           9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute                            Seeks to provide capital   Rydex Investments
Return Strategies                            appreciation consistent    9601 Blackwell Road, Suite 500
                                             with the return and risk   Rockville, MD 20850-6478
                                             characteristics of the
                                             hedge fund universe.
--------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                        Capital appreciation       Rydex Investments
                                                                        9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Basic                               Capital appreciation       Rydex Investments
Materials Fund                                                          9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Capital appreciation       Rydex Investments
Biotechnology Fund                                                      9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                         Seeks to provide           Rydex Investments
Strategies Fund                              investment results that    9601 Blackwell Road, Suite 500
                                             correlate to the           Rockville, MD 20850-6478
                                             performance of a
                                             benchmark for
                                             commodities. The Fund's
                                             current benchmark is the
                                             GSCI(R) Total Return Index.
--------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                            Capital appreciation       Rydex Investments
Products Fund                                                           9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                         Capital appreciation       Rydex Investments
Fund                                                                    9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                         Capital appreciation       Rydex Investments
                                                                        9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                              Capital appreciation       Rydex Investments
Services Fund                                                           9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio    Rydex Investments
Portfolio Aggressive                         Aggressive Fund's          9601 Blackwell Road, Suite 500
                                             objective is to            Rockville, MD 20850-6478
                                             primarily seek growth of
                                             capital.
--------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio    Rydex Investments
Portfolio Conservative                       Conservative Fund's        9601 Blackwell Road, Suite 500
                                             objective is to            Rockville, MD 20850-6478
                                             primarily seek
                                             preservation of capital
                                             and, secondarily, to
                                             seek long-term growth of
                                             capital.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio    Rydex Investments
Portfolio Moderate                           Moderate Fund's            9601 Blackwell Road, Suite 500
                                             objective is to            Rockville, MD 20850-6478
                                             primarily seek growth of
                                             capital and,
                                             secondarily, to seek
                                             preservation of capital.
--------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x                        Investment results that    Rydex Investments
Strategy                                     correlate to the           9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                           Capital appreciation       Rydex Investments
Services Fund                                                           9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Government                          Investment results that    Rydex Investments
Long Bond 1.2x Strategy                      correspond to a            9601 Blackwell Road, Suite 500
                                             benchmark for U.S.         Rockville, MD 20850-6478
                                             Government securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                         Capital appreciation       Rydex Investments
Fund                                                                    9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged                              Seeks to provide capital   Rydex Investments
Equity                                       appreciation consistent    9601 Blackwell Road, Suite 500
                                             with the return and risk   Rockville, MD 20850-6478
                                             characteristics of the
                                             long/short hedge fund
                                             universe.
--------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                       Capital appreciation       Rydex Investments
                                                                        9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow                         Investment results that    Rydex Investments
2x Strategy                                  will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Total return               Rydex Investments
Government Long Bond                                                    9601 Blackwell Road, Suite 500
Strategy                                                                Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-                        Investment results that    Rydex Investments
Cap Strategy                                 will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Investment results that    Rydex Investments
NASDAQ(R) 100 Strategy                       will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Investment results that    Rydex Investments
Russell 2000(R) Strategy                     will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P                         Investment results that    Rydex Investments
500 Strategy                                 will inversely correlate   9601 Blackwell Road, Suite 500
                                             to the performance of      Rockville, MD 20850-6478
                                             the S&P 500 Index(TM)
--------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 1.25x                         Investment results that    Rydex Investments
Strategy                                     correlate to the           9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark
--------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap                           Investment results that    Rydex Investments
Growth Fund                                  will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for large cap
                                             growth securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap                           Investment results that    Rydex Investments
Value Fund                                   will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for large cap
                                             value
--------------------------------------------------------------------------------------------------------------------

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                                       60

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
                                             securities

--------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                        Capital appreciation       Rydex Investments
                                                                        9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap                             Investment results that    Rydex Investments
Growth Fund                                  will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for mid-cap
                                             growth securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap                             Investment results that    Rydex Investments
Value Fund                                   will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for mid-cap
                                             value securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                        Investment results that    Rydex Investments
Strategy                                     will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for mid-cap
                                             securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                           Long-term capital          Rydex Investments
Core Equity                                  appreciation               9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R)                           Investment results that    Rydex Investments
100 2x Strategy                              will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis
--------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R)                           Investment results that    Rydex Investments
100 Strategy                                 will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark for
                                             over-the-counter
                                             securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                           Investment results that    Rydex Investments
                                             will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis
--------------------------------------------------------------------------------------------------------------------
Rydex VT Precious                            Capital appreciation       Rydex Investments
Metals Fund                                                             9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                         Capital appreciation       Rydex Investments
Fund                                                                    9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                           Capital appreciation       Rydex Investments
Fund                                                                    9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                     Investment results that    Rydex Investments
1.5x Strategy                                will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for small-cap
                                             securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                     To provide investment      Rydex Investments
2x Strategy                                  results that match the     9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis. The Fund's
                                             current benchmark is
                                             200% of the performance
                                             of the Russell 2000
                                             Index(R)
--------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x                          Investment results that    Rydex Investments
Strategy                                     will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       61

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
                                             basis

--------------------------------------------------------------------------------------------------------------------
Rydex VT Sector                              Long-term capital          Rydex Investments
Rotation Fund                                appreciation               9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap                           Investment results that    Rydex Investments
Growth Fund                                  will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for small-cap
                                             growth securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap                           Investment results that    Rydex Investments
Value Fund                                   will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             benchmark for small-cap
                                             value securities
--------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthing                         Investment results that    Rydex Investments
Dollar 2x Strategy                           will match the             9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis
--------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                          Capital appreciation       Rydex Investments
Fund                                                                    9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Capital appreciation       Rydex Investments
Telecommunications                                                      9601 Blackwell Road, Suite 500
Fund                                                                    Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Capital appreciation       Rydex Investments
Transportation Fund                                                     9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                                Security of principal,     Rydex Investments
Government Money                             high current income, and   9601 Blackwell Road, Suite 500
Market Fund                                  liquidity                  Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                      Capital appreciation       Rydex Investments
                                                                        9601 Blackwell Road, Suite 500
                                                                        Rockville, MD 20850-6478
--------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                           Investment results that    Rydex Investments
Dollar 2x Strategy                           will match the inverse     9601 Blackwell Road, Suite 500
                                             performance of a           Rockville, MD 20850-6478
                                             specific benchmark on a
                                             daily basis
--------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                            Long-term growth of        Security Investors, LLC
(SBL Global)                                 capital                    One Security Benefit Place
                                                                        Topeka, KS 66636-0001
                                                                        (Investment Adviser)

                                                                        Security Global Investors, LLC
                                                                        Two Embarcadero Center, Suite 2350
                                                                        San Francisco, CA 94111 (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       62

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective       Investment Adviser
--------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                            Capital growth             Security Investors, LLC
(SBL Small Cap Value)                                                   One Security Benefit Place
                                                                        Topeka, KS 66636-0001
                                                                        (Investment Adviser)

                                                                        Wells Capital Management, Incorporated
                                                                        525 Market Street, 10th Floor
                                                                        San Francisco, CA 94105
                                                                        (Sub-Adviser)

--------------------------------------------------------------------------------------------------------------------
Templeton Developing           Class 2       Long-term capital          Templeton Asset Management LTD.
Markets Securities Fund                      appreciation               7 Temasek Boulevard, #38-03
                                                                        Suntec Tower 1, Singapore 038987
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign              Class 2       Long-term capital growth   Templeton Investment Counsel, LLC
Securities Fund                                                         500 East Broward Blvd., Suite 2100
                                                                        Fort Lauderdale, FL 33394

                                                                        Franklin Templeton Investment Management
                                                                        Limited
                                                                        The Adelphi Building
                                                                        1-11 John Adam Street
                                                                        London WC2N 6HT
                                                                        (Sub-Adviser)
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                Class II       High current return        Van Kampen Asset Management
Government Portfolio                         consistent with            522 Fifth Avenue
                                             preservation of capital    New York, NY 10036
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage          Class A       Long-term capital          Wells Fargo Funds Management, LLC
Small Cap Value Fund                         appreciation               525 Market Street, 12th Floor
                                                                        San Francisco, CA 94105
                                                                        (Investment Adviser)

                                                                        Wells Capital Management Incorporated
                                                                        525 Market Street, 10th Floor
                                                                        San Francisco, CA 94105
                                                                        (Sub-adviser)

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       63

--------------------------------------------------------------------------------
                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT A

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.



--------------------------------------------------------------------------------
7910A (R5-07)                                                        32-79107-01

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                          Page

GENERAL INFORMATION AND HISTORY..........................................   3
   Safekeeping of Assets.................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE....................................   3


LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS....   4
   Section 403(b)........................................................   4
   Sections 408 and 408A.................................................   4

PERFORMANCE INFORMATION..................................................   4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................   5

FINANCIAL STATEMENTS.....................................................   5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net adjustment equal to:

1.   the amount of adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first adjustment following the Contract Date.

The net adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

-----------------------------------------------------------
                                                    0.95%
Mortality and Expense Risk Charge..........
Plus:  Optional Rider Charge...............     +   N/A
Less:  Base Charge.........................     -   0.85%
                                                   -------
Excess Charge on an Annual Basis...........         0.10%
-----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross monthly subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net adjustment amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......       $ 10.00
Accumulation Unit Value
   as of Reinvestment Date................       $  9.975
                                                   -------
Gross Adjustment Per Unit.................       $  0.025
Less:  Excess Charge Per Unit.............    -  $  0.00085
                                                   ---------
Net Adjustment Per Unit...................       $  0.02415
Times:  Number of Accumulation Units......    x       5,000
                                                   ---------
Net Adjustment Amount.....................          $ 120.75
--------------------------------------------------------------

The net adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the adjustment reinvestment.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for tax year 2008. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,000, can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit for 2007 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.





SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports,

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market Subaccount and the Potomac VP Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount and the Potomac VP Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account

--------------------------------------------------------------------------------
                                       5

A - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity Company of New York (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company) Years Ended December 31, 2007, 2006, and 2005 With Report of Independent Registered Public Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Balance Sheets ..............................................................  2
Statements of Income ........................................................  3
Statements of Changes in Stockholder's Equity ...............................  4
Statements of Cash Flows ....................................................  5
Notes to Financial Statements ...............................................  6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

February 26, 2008

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets

                                                                                December 31
                                                                            2007         2006
                                                                         ------------------------
                                                                              (In Thousands)
Assets
Bonds available-for-sale                                                 $   10,884   $    8,304
Policy loans                                                                    130           --
Cash and cash equivalents                                                     1,123        1,904
Deferred policy acquisition costs                                             5,659        4,175
Deferred sales inducement costs                                               4,677        3,954
Deferred income tax asset                                                        --            4
Income taxes receivable                                                         173           38
Due from affiliates                                                              --          327
Reinsurance recoverable                                                         456          273
Other assets                                                                    152          163
Separate account assets                                                     176,157      143,638
                                                                         ------------------------
Total assets                                                             $  199,411   $  162,780
                                                                         ========================

Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values                            $    8,862   $    6,607
   Other liabilities                                                            376          146
   Due to affiliates                                                            324           --
   Deferred income tax liability                                                530           --
   Separate account liabilities                                             176,157      143,638
                                                                         ------------------------
Total liabilities                                                           186,249      150,391

Stockholder's equity:
   Common stock, $10 par value; 200,000 nonconvertible shares
     authorized, issued, and outstanding                                      2,000        2,000
   Additional paid-in capital                                                 8,600        8,600
   Accumulated other comprehensive income (loss)                                 56          (15)
   Retained earnings                                                          2,506        1,804
                                                                         ------------------------
Total stockholder's equity                                                   13,162        2,389
                                                                         ------------------------
Total liabilities and stockholder's equity                               $  199,411   $  162,780
                                                                         ========================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                              Year Ended December 31
                                                            2007       2006       2005
                                                          -------------------------------
                                                                 (In Thousands)
Revenues:
   Asset-based fees                                       $  3,652   $  2,927   $  2,212
   Net investment income                                       594        326        280
   Other revenues                                               --          1          2
   Realized capital loss                                        --         (5)        --
                                                          -------------------------------
Total revenues                                               4,246      3,249      2,494

Benefits and expenses:
   Interest credited to annuity account balances               324        108         64
   Commissions and other operating expenses                  3,045      2,167      1,946
                                                          -------------------------------
Total benefits and expenses                                  3,369      2,275      2,010
                                                          -------------------------------

Income before income tax expense                               877        974        484
Income tax expense                                             175        378        139
                                                          -------------------------------
Net income                                                $    702   $    596   $    345
                                                          ===============================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                                                  Accumulated
                                                                    Additional       Other                      Total
                                                           Common     Paid-In    Comprehensive   Retained   Stockholder's
                                                           Stock      Capital    Income (Loss)   Earnings      Equity
                                                          ---------------------------------------------------------------
                                                                                  (In Thousands)
Balance at January 1, 2005                                $ 2,000    $ 6,600     $          67   $    863     $    9,530
   Comprehensive income:
      Net income                                               --         --                --        345            345
      Other comprehensive loss -- unrealized
        loss on available-for-sale bonds, net
        of income taxes of $45                                 --         --               (86)        --            (86)
                                                                                                              ----------
   Comprehensive income                                                                                              259
                                                          --------------------------------------------------------------
Balance at December 31, 2005                                2,000      6,600               (19)     1,208          9,789
   Comprehensive income:
      Net income                                               --         --                --        596            596
      Other comprehensive income -- unrealized
        loss on available-for-sale bonds, net
        of losses reclassified into earnings
        of $5, net of income tax benefit of $12                --         --                 4         --              4
                                                                                                              ----------
   Comprehensive income                                                                                              600
   Capital contribution from parent                            --      2,000                --         --          2,000
                                                          --------------------------------------------------------------
Balance at December 31, 2006                                2,000      8,600               (15)     1,804         12,389
   Comprehensive income:
      Net income                                               --         --                --        702            702
      Other comprehensive income -- unrealized
        gain on available-for-sale bonds, net
        of income taxes of $49                                 --         --                71         --             71
                                                                                                              ----------
   Comprehensive income                                                                                              773
                                                          --------------------------------------------------------------
Balance at December 31, 2007                              $ 2,000    $ 8,600     $          56   $  2,506     $   13,162
                                                          ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows

                                                                                Year Ended December 31
                                                                             2007       2006        2005
                                                                           --------------------------------
                                                                                    (In Thousands)
Operating activities
Net income                                                                 $    702   $     596   $    345
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
     Interest credited to annuity account balances                              324         108         64
     Policy acquisition costs deferred                                       (2,198)     (1,885)    (1,456)
     Amortization of deferred policy acquisition costs                          714         391        157
     Sales inducement costs deferred                                         (1,408)     (1,272)      (885)
     Amortization of sales inducement costs                                     685         564        669
     Deferred income taxes                                                      486         239        (23)
     Change in income taxes                                                    (135)       (198)      (100)
     Change in due from/to affiliates                                           651        (162)      (183)
     (Increase) decrease in other assets                                       (172)        189       (332)
     Increase (decrease)in other liabilities                                    230         (91)      (155)
     Other changes in operating assets and liabilities                          255         124         59
                                                                           --------------------------------
Net cash and cash equivalents provided by (used in) operating activities        134      (1,397)    (1,840)

Investing activities
Sales, maturities, or repayments of bonds available-for-sale                  1,700       2,507      1,348
Acquisitions of bonds available-for-sale                                     (4,174)     (5,303)    (2,736)
Net increase in policy loans                                                   (130)         --         --
Net sales of short-term investments                                              --          --      2,309
                                                                           --------------------------------
Net cash and cash equivalents (used in) provided by
  investing activities                                                       (2,604)     (2,796)       921

Financing activities
Deposits to annuity account balances                                          4,471       6,746      2,579
Withdrawals from annuity account balances                                    (2,782)     (2,874)    (2,357)
Capital contribution from parent                                                 --       2,000         --
                                                                           --------------------------------
Net cash and cash equivalents provided by financing activities                1,689       5,872        222
                                                                           --------------------------------

(Decrease) increase in cash and cash equivalents                               (781)      1,679       (697)
Cash and cash equivalents at beginning of year                                1,904         225        922
                                                                           --------------------------------
Cash and cash equivalents at end of year                                   $  1,123   $   1,904   $    225
                                                                           ================================

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
     Income taxes                                                          $   (176)  $     138   $    262
                                                                           ================================

See accompanying notes.

                     First Security Benefit Life Insurance
                        and Annuity Company of New York
                    (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                         Notes to Financial Statements

                               December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

Use of Estimates

The  preparation  of  financial   statements  and  accompanying  notes  requires
management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and it did not have an impact on the financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (SOP 05-01). SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 resulting in these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes related presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to adopt SFAS No. 159.

Investments

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of accumulated other comprehensive income (loss) in equity, net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of realized capital loss.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

Deferred Policy Acquisition Costs and Deferred Sales Investment Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                  2007         2006
                                               -----------------------
                                                   (In Thousands)

   Balance at beginning of year                $   4,175    $   2,681
      Cost deferred during the year                2,198        1,885
      Amortized to expense during the year          (714)        (391)
                                               -----------------------
   Balance at end of year                      $   5,659    $   4,175
                                               =======================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.51% and 17.47% of the December 31, 2007, deferred policy acquisition costs balance in each of the years 2008 through 2012.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                  2007         2006
                                               -----------------------
                                                   (In Thousands)

   Balance at beginning of year                $   3,954    $   3,246
      Costs deferred during year                   1,408        1,272
      Amortized to expense during year              (685)        (564)
                                               -----------------------
   Balance at end of year                      $   4,677    $   3,954
                                               =======================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3.0% to 5.8% during 2007, from 3.0% to 5.55% during 2006, and from 3.0% to 3.5% during 2005.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

Statutory Financial Information

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance
Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

The following reconciles the Company's net income (loss) and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                                 Net Income (Loss)        Stockholder's Equity
                                          -----------------------------------------------------
                                              Year Ended December 31          December 31
                                            2007      2006       2005       2007        2006
                                          -----------------------------------------------------
                                                             (In Thousands)
Based on statutory accounting practices   $  (197)  $    (22)  $    184   $ 11,034   $  11,232
Income taxes                                 (486)      (245)        23       (589)        (43)
Investment reserve                             --         --         --          7           4
Annuity reserves/account values              (714)    (1,283)    (1,343)    (7,562)     (6,847)
Deferred policy acquisition costs           2,207      2,203      1,299      5,659       4,175
Deferred sales inducement costs               697        704        216      4,677       3,954
Other                                        (805)      (761)       (34)       (64)        (86)
                                          -----------------------------------------------------
Based on GAAP                             $   702   $    596   $    345   $ 13,162   $  12,389
                                          =====================================================

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2008, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2007 and 2006, is as follows:

                                                             2007
                                      -----------------------------------------------
                                                     Gross       Gross
                                      Amortized   Unrealized   Unrealized     Fair
                                        Cost         Gains       Losses       Value
                                      -----------------------------------------------
                                                        (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies           $ 10,796      $ 98        $ (10)     $ 10,884
                                      -----------------------------------------------
Total bonds                            $ 10,796      $ 98        $ (10)     $ 10,884
                                      ===============================================

                                                             2006
                                      -----------------------------------------------
                                                     Gross       Gross
                                      Amortized   Unrealized   Unrealized     Fair
                                        Cost         Gains       Losses       Value
                                      -----------------------------------------------
                                                        (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies           $ 8,337       $ 12        $ (45)     $  8,304
                                      -----------------------------------------------
Total bonds                            $ 8,337       $ 12        $ (45)     $  8,304
                                      ===============================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. Investments (continued)

At December 31, 2007, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $10,000 with a related fair value of $768,000. The Company's portfolio consists entirely of investment grade (rated AAA) fixed maturity securities with an average price of $101.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds three securities with a carrying value of $768,000 and unrealized losses of $10,000.

The Company closely monitors those investment grade securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

The amortized cost and fair value of bonds available-for-sale at December 31, 2007, by contractual maturity are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                  Amortized     Fair
                                                     Cost      Value
                                                  ---------------------
                                                     (In Thousands)

      Due in one year or less                      $  1,709   $  1,717
      Due after one year through five years              --         --
      Due thereafter                                  9,087      9,167
                                                  ---------------------
                                                   $ 10,796   $ 10,884
                                                  =====================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. Investments (continued)

At December 31, 2007, bonds available-for-sale with a carrying amount of $585,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                                  2007    2006    2005
                                                 ----------------------
                                                     (In Thousands)

      Interest on bonds                          $ 540   $ 280   $ 267
      Other                                         54      46      13
                                                 ----------------------
      Net investment income                      $ 594   $ 326   $ 280
                                                 ======================

There were no sales of bonds available-for-sale during the years ended 2007, 2006, and 2005.

3. Income Taxes

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales investment costs, and unrealized capital gains and losses on bonds available-for-sale.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. Income Taxes (continued)

Deferred income taxes consist of the following as of December 31, 2007:

                                                     2007       2006
                                                   --------------------
                                                      (In Thousands)

      Deferred income tax liabilities              $ (3,784)  $ (2,910)
      Deferred income tax assets                      3,254      2,914
                                                   --------------------
      Net deferred income tax (liability) asset    $   (530)  $      4
                                                   ====================

The Company adopted the provisions of FIN 48 on January 1, 2007. The application of FIN 48 did not have any impact on the Company's financial statements. The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

Income tax expense consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                 2007     2006    2005
                                                -----------------------
                                                    (In Thousands)

     Current                                    $ (311)  $ 139   $ 162
     Deferred                                      486     239     (23)
                                                -----------------------
     Income tax expense                         $  175   $ 378   $ 139
                                                =======================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD). During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2007 and 2006, income taxes receivable from affiliates were $132,000 and $36,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that it is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $397,000 related to the current year's separate account DRD.

4. Related-Party Transactions

The Company  paid  $440,645,  $254,000,  and $214,000 in 2007,  2006,  and 2005,
respectively,   to  affiliates  for  providing   management,   investment,   and
administrative services.

5. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. Condensed Fair Value Information (continued)

value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                    December 31, 2007         December 31, 2006
                                 --------------------------------------------------
                                  Carrying       Fair       Carrying       Fair
                                   Amount        Value       Amount       Value
                                 --------------------------------------------------
                                                  (In Thousands)
Bonds (Note 2)                   $   10,884   $   10,884   $    8,304   $    8,304
Policy loans                            130          133           --           --
Separate account assets             176,157      176,157      143,638      143,638
Individual and group annuities        8,558        8,160        6,399        6,216
Separate account liabilities       (176,157)    (176,157)    (143,638)    (143,638)

6. Reinsurance

All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2007 and 2006, the Company had established receivables totaling $456,000 and $273,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2007 and 2006, was $224,000 and $252,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                 2007                            2006
                    ---------------------------------------------------------------
                                          Weighted                         Weighted
                                  Net      Average                 Net      Average
                     Account     Amount   Attained    Account     Amount   Attained
                      Value     at Risk      Age       Value     at Risk      Age
                    ---------------------------------------------------------------
                                         (Dollars in Thousands)
Return of premium   $  88,708   $   157      61      $  64,372    $  68       61
Step-up                89,926       860      64         81,539       76       63
                    -------------------              -------------------
Total GMDB          $ 178,634   $ 1,017      62      $ 145,911    $ 144       62
                    ===================              ===================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. Variable Annuity Contracts (continued)

The liability for GMDBs and GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $175,000 and $105,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest.

The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less assets fees (varies by product).

      o     Lapse rates vary by product and duration.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2007, of $51,000 for noncancelable operating leases, consisting of $29,000 in 2008, $22,000 in 2009, and $-0- for the years thereafter. Office rent expense of $29,000 in 2007, $30,000 in 2006, and $21,000 in 2005 is included in commissions and other operating expenses in the statements of income.

FINANCIAL STATEMENTS

Variable Annuity Account A -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................   19
Statements of Changes in Net Assets .......................................   35
Notes to Financial Statements .............................................   55

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account A - AdvisorDesigns Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account A (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy (formerly Rydex VT Dynamic Dow), Rydex VT OTC 2x Strategy (formerly Rydex VT Dynamic OTC), Rydex VT Russell 2000 2x Strategy (formerly Rydex VT Dynamic Russell 2000), Rydex VT S&P 500 2x Strategy (formerly Rydex VT Dynamic S&P 500), Rydex VT Strengthening Dollar 2x Strategy (formerly Rydex VT Dynamic Strengthening Dollar), Rydex VT Weakening Dollar 2x Strategy (formerly Rydex VT Dynamic Weakening Dollar), Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex Europe 1.25x Strategy (formerly Rydex VT Europe Advantage), Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy (formerly Rydex VT Government Long Bond Advantage), Rydex VT Health Care, Rydex VT Hedged Equity, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy (formerly Rydex VT Inverse Dynamic Dow), Rydex VT Inverse Government Long Bond Strategy (formerly Rydex VT Inverse Government Long Bond), Rydex VT Inverse Mid-Cap Strategy (formerly Rydex VT Inverse Mid Cap), Rydex VT Inverse OTC Strategy (formerly Rydex VT Inverse OTC), Rydex VT Inverse Russell 2000 Strategy
(formerly Rydex VT Inverse Russell 2000), Rydex VT Inverse S&P 500 Strategy (formerly Rydex VT Inverse S&P 500), Rydex VT

Japan 1.25x Strategy (formerly Rydex VI Japan Advantage), Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy (formerly Rydex VT Mid Cap Advantage), Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Nova, Rydex VT OTC, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy (formerly Rydex VT Russell 2000 Advantage), Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, SBL Global, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage Opportunity VT Subaccounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                         AIM V.I.        AIM V.I.       AIM V.I.       Direxion     Dreyfus VIF
                                          Capital     International   Mid Cap Core    Dynamic VP   International
                                       Appreciation       Growth         Equity        HY Bond         Value
                                      ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $     217,192  $     602,312   $    213,536   $ 5,704,372   $     183,612
                                       --------------------------------------------------------------------------
Total assets                                 217,192        602,312        213,536     5,704,372         183,612
                                       --------------------------------------------------------------------------
Net assets                             $     217,192  $     602,312   $    213,536   $ 5,704,372   $     183,612
                                       ==========================================================================

Units outstanding                             22,084         52,166         20,183       611,732          17,811

Unit value                             $        9.83  $       11.54   $      10.58   $      9.33   $       10.31

Mutual funds, at cost                  $     195,717  $     619,913   $    214,203   $ 5,694,918   $     185,193
Mutual fund shares                             7,395         18,120         14,778       292,232          10,558

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                       Federated Fund
                                          for U.S.       Federated                   Fidelity VIP
                                         Government     High Income   Fidelity VIP       Growth      Fidelity VIP
                                        Securities II     Bond II      Contrafund    Opportunities     Index 500
                                       ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $      179,004   $ 1,411,365   $  5,203,033   $   3,588,041   $  1,440,356
                                       ---------------------------------------------------------------------------
Total assets                                  179,004     1,411,365      5,203,033       3,588,041      1,440,356
                                       ---------------------------------------------------------------------------
Net assets                             $      179,004   $ 1,411,365   $  5,203,033   $   3,588,041   $  1,440,356
                                       ===========================================================================

Units outstanding                              17,742       120,027        338,889         312,794        138,881

Unit value                             $        10.09   $     11.76   $      15.36   $       11.47   $      10.37

Mutual funds, at cost                  $      175,520   $ 1,406,965   $  6,097,985   $   3,479,255   $  1,346,527
Mutual fund shares                             15,525       189,445        189,477         161,915          8,848

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                         Franklin                               Oppenheimer
                                       Fidelity VIP   Small-Mid Cap    Neuberger    Neuberger   Main Street
                                        Investment        Growth      Berman AMT   Berman AMT    Small Cap
                                        Grade Bond      Securities     Guardian     Partners      Fund/VA
                                       ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $    875,429   $     300,450   $  177,036   $  537,400   $    17,449
                                       ---------------------------------------------------------------------
Total assets                                875,429         300,450      177,036      537,400        17,449
                                       ---------------------------------------------------------------------
Net assets                             $    875,429   $     300,450   $  177,036   $  537,400   $    17,449
                                       =====================================================================

Units outstanding                            83,884          26,834       15,634       39,451         1,812

Unit value                             $      10.44   $       11.19   $    11.33   $    13.62   $      9.63

Mutual funds, at cost                  $    865,392   $     233,505   $  158,405   $  543,682   $    18,262
Mutual fund shares                           69,811          13,114        8,386       25,874           968

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                     RVT CLS      RVT CLS
                                         PIMCO VIT     PIMCO VIT     PIMCO VIT      AdvisorOne  AdvisorOne
                                       Low Duration   Real Return   Total Return      Amerigo     Berolina
                                       ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $    671,302   $   757,625   $  1,824,488   $ 8,678,787  $ 3,933,527
                                       ----------------------------------------------------------------------
Total assets                                671,302       757,625      1,824,488     8,678,787    3,933,527
                                       ----------------------------------------------------------------------
Net assets                             $    671,302   $   757,625   $  1,824,488   $ 8,678,787  $ 3,933,527
                                       ======================================================================

Units outstanding                            65,492        70,494        180,242       586,957      349,733

Unit value                             $      10.25   $     10.75   $      10.12   $     14.79  $     11.25

Mutual funds, at cost                  $    655,326   $   757,149   $  1,771,685   $ 7,456,849  $ 3,557,178
Mutual fund shares                           65,175        60,272        173,926       221,794      135,732

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                      Rydex VT
                                         RVT CLS      Absolute
                                        AdvisorOne     Return      Rydex VT   Rydex VT Basic      Rydex VT
                                         Clermont    Strategies    Banking       Materials     Biotechnology
                                       ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $ 2,739,411   $   56,916   $  88,130   $    2,889,747   $     247,038
                                       ----------------------------------------------------------------------
Total assets                             2,739,411       56,916      88,130        2,889,747         247,038
                                       ----------------------------------------------------------------------
Net assets                             $ 2,739,411   $   56,916   $  88,130   $    2,889,747   $     247,038
                                       ======================================================================

Units outstanding                          243,216        5,672       9,845          168,361          38,043

Unit value                             $     11.26   $    10.03   $    8.95   $        17.16   $        6.50

Mutual funds, at cost                  $ 2,933,253   $   58,406   $ 100,046   $    2,662,990   $     262,694
Mutual fund shares                         102,255        2,193       3,865           69,365          11,453

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                         Rydex VT      Rydex VT      Rydex VT    Rydex VT        Rydex VT
                                       Commodities     Consumer       Dow 2x      OTC 2x     Russell 2000 2x
                                         Strategy      Products      Strategy    Strategy        Strategy
                                       ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $ 1,641,226   $ 3,179,686   $ 1,051,935   $ 193,511   $         9,289
                                       ----------------------------------------------------------------------
Total assets                             1,641,226     3,179,686     1,051,935     193,511             9,289
                                       ----------------------------------------------------------------------
Net assets                             $ 1,641,226   $ 3,179,686   $ 1,051,935   $ 193,511   $         9,289
                                       ======================================================================

Units outstanding                          164,429       241,714        83,487      30,564             1,077

Unit value                             $      9.98   $     13.15   $     12.60   $    6.33   $          8.62

Mutual funds, at cost                  $ 1,600,316   $ 3,229,251   $ 1,188,410   $ 198,163   $        10,302
Mutual fund shares                          69,017        85,891        40,931       6,455               414

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                       Rydex VT      Rydex VT
                                        Rydex VT    Strengthening    Weakening
                                       S&P 500 2x     Dollar 2x      Dollar 2x     Rydex VT      Rydex VT
                                        Strategy       Strategy      Strategy    Electronics      Energy
                                       --------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $   95,406   $         303   $   83,871   $    23,997   $ 4,520,585
                                       --------------------------------------------------------------------
Total assets                               95,406             303       83,871        23,997     4,520,585
                                       --------------------------------------------------------------------
Net assets                             $   95,406   $         303   $   83,871   $    23,997   $ 4,520,585
                                       ====================================================================

Units outstanding                           9,725              42        6,587         5,381       245,330

Unit value                             $     9.81   $        7.19   $    12.73   $      4.46   $     18.43

Mutual funds, at cost                  $  108,560   $         309   $   93,478   $    24,405   $ 4,720,726
Mutual fund shares                          4,959              15        2,933         1,755       113,497

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                      Rydex VT
                                           Rydex VT      Rydex VT EP    Rydex VT EP   Rydex VT EP   Europe 1.25x
                                       Energy Services    Aggressive   Conservative     Moderate      Strategy
                                       --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $     3,081,273   $   648,733   $     21,541   $   129,367   $  3,479,565
                                       --------------------------------------------------------------------------
Total assets                                 3,081,273       648,733         21,541       129,367      3,479,565
                                       --------------------------------------------------------------------------
Net assets                             $     3,081,273   $   648,733   $     21,541   $   129,367   $  3,479,565
                                       ==========================================================================

Units outstanding                              201,230        61,898          2,104        12,453        237,477

Unit value                             $         15.31   $     10.48   $      10.24   $     10.38   $      14.65

Mutual funds, at cost                  $     2,924,297   $   636,438   $     21,124   $   126,272   $  3,728,228
Mutual fund shares                              79,681        25,733            839         4,983        116,179

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                      Rydex VT
                                        Rydex VT     Government
                                       Financial   Long Bond 1.2x     Rydex VT       Rydex VT     Rydex VT
                                        Services      Strategy      Health Care   Hedged Equity   Internet
                                       --------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $  70,508   $    2,170,674   $   219,860   $     155,472   $ 37,401
                                       --------------------------------------------------------------------
Total assets                              70,508        2,170,674       219,860         155,472     37,401
                                       --------------------------------------------------------------------
Net assets                             $  70,508   $    2,170,674   $   219,860   $     155,472   $ 37,401
                                       ====================================================================

Units outstanding                          7,767          198,159        22,899          15,543      6,133

Unit value                             $    9.08   $        10.96   $      9.60   $       10.00   $   6.10

Mutual funds, at cost                  $  89,450   $    2,102,600   $   218,273   $     164,066   $ 38,017
Mutual fund shares                         3,211          177,343         7,425           6,087      2,095

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        Rydex VT
                                        Inverse
                                       Government     Rydex VT       Rydex VT        Rydex VT        Rydex VT
                                       Long Bond    Inverse Mid-   Inverse OTC   Inverse Russell   Inverse S&P
                                        Strategy    Cap Strategy     Strategy     2000 Strategy    500 Strategy
                                       -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $  903,174   $  1,330,832   $ 2,644,298   $     1,494,833   $  2,551,506
                                       -------------------------------------------------------------------------
Total assets                              903,174      1,330,832     2,644,298         1,494,833      2,551,506
                                       -------------------------------------------------------------------------
Net assets                             $  903,174   $  1,330,832   $ 2,644,298   $     1,494,833   $  2,551,506
                                       =========================================================================

Units outstanding                         127,448        204,645       456,662           227,553        440,988

Unit value                             $     7.09   $       6.51   $      5.79   $          6.57   $       5.79

Mutual funds, at cost                  $  970,791   $  1,426,501   $ 2,798,749   $     1,518,756   $  2,752,813
Mutual fund shares                         46,127         37,991       155,638            43,128         60,448

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                         Rydex VT      Rydex VT     Rydex VT                   Rydex VT
                                       Japan 1.25x    Large Cap    Large Cap     Rydex VT    Mid-Cap 1.5x
                                         Strategy       Growth       Value        Leisure      Strategy
                                       -------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $   524,016   $ 1,176,731   $  764,660   $   90,752   $    534,207
                                       -------------------------------------------------------------------
Total assets                               524,016     1,176,731      764,660       90,752        534,207
                                       -------------------------------------------------------------------
Net assets                             $   524,016   $ 1,176,731   $  764,660   $   90,752   $    534,207
                                       ===================================================================

Units outstanding                           55,215       117,402       68,603       10,250         35,481

Unit value                             $      9.49   $     10.02   $    11.14   $     8.86   $      15.06

Mutual funds, at cost                  $   590,639   $ 1,203,943   $  964,769   $  106,602   $    615,850
Mutual fund shares                          23,054        42,993       30,140        4,277         24,595

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                       Rydex VT
                                       Mid Cap        Rydex VT        Rydex VT       Rydex VT         Rydex VT
                                       Growth       Mid Cap Value       Nova            OTC       Precious Metals
                                     ----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  1,090,050   $     261,367   $  1,791,988   $  2,931,656   $     3,019,828
                                     ----------------------------------------------------------------------------
Total assets                            1,090,050         261,367      1,791,988      2,931,656         3,019,828
                                     ----------------------------------------------------------------------------
Net assets                           $  1,090,050   $     261,367   $  1,791,988   $  2,931,656   $     3,019,828
                                     ============================================================================

Units outstanding                          94,377          22,016        194,959        314,780           117,331

Unit value                           $      11.55   $       11.87   $       9.19   $       9.31   $         25.74

Mutual funds, at cost                $  1,172,310   $     292,197   $  1,818,909   $  2,859,867   $     2,951,918
Mutual fund shares                         36,926          12,542        178,130        161,791           200,786

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                   Rydex VT                         Rydex VT
                                       Rydex VT     Rydex VT     Russell 2000        Rydex VT      Small Cap
                                     Real Estate    Retailing    1.5x Strategy   Sector Rotation     Growth
                                     ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $   302,452   $    57,234   $     242,601   $     1,273,755   $  271,723
                                     ------------------------------------------------------------------------
Total assets                             302,452        57,234         242,601         1,273,755      271,723
                                     ------------------------------------------------------------------------
Net assets                           $   302,452   $    57,234   $     242,601   $     1,273,755   $  271,723
                                     ========================================================================

Units outstanding                         20,339         6,254          18,996            94,004       24,037

Unit value                           $     14.88   $      9.15   $       12.77   $         13.55   $    11.30

Mutual funds, at cost                $   391,216   $    90,685   $     266,482   $     1,142,644   $  312,288
Mutual fund shares                         8,805         5,078           7,094            83,089       10,038

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                     Rydex VT                   Rydex VT                      Rydex VT U.S.
                                     Small Cap    Rydex VT    Telecommuni-      Rydex VT        Government
                                      Value      Technology     cations      Transportation   Money Market
                                     ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $ 125,967   $  388,806   $     93,481   $       46,658   $   9,994,672
                                     ----------------------------------------------------------------------
Total assets                           125,967      388,806         93,481           46,658       9,994,672
                                     ----------------------------------------------------------------------
Net assets                           $ 125,967   $  388,806   $     93,481   $       46,658   $   9,994,672
                                     ======================================================================

Units outstanding                       12,709       58,093         11,374            4,561       1,186,868

Unit value                           $    9.92   $     6.69   $       8.22   $        10.23   $        8.42

Mutual funds, at cost                $ 178,820   $  395,178   $     93,878   $       66,019   $   9,994,672
Mutual fund shares                       6,914       23,897          3,913            3,142       9,994,672

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                               Templeton
                                                                     SBL       Developing   Templeton
                                      Rydex VT          SBL       Small Cap      Markets     Foreign
                                      Utilities       Global        Value      Securities   Securities
                                     -----------------------------------------------------------------
Assets:
   Mutual funds, at market value     $ 2,884,492   $ 1,099,572   $   548,822   $  345,166   $  392,830
                                     -----------------------------------------------------------------
Total assets                           2,884,492     1,099,572       548,822      345,166      392,830
                                     -----------------------------------------------------------------
Net assets                           $ 2,884,492   $ 1,099,572   $   548,822   $  345,166   $  392,830
                                     =================================================================

Units outstanding                        353,523        72,648        25,677       11,394       28,804

Unit value                           $      8.16   $     15.13   $     21.38   $    30.29   $    13.64

Mutual funds, at cost                $ 3,177,691   $   986,668   $   534,584   $  162,947   $  239,969
Mutual fund shares                       129,407        91,555        19,043       21,573       19,399

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                     Wells Fargo
                                                        Van Kampen    Advantage
                                                            LIT      Opportunity
                                                        Government        VT
                                                        ------------------------
Assets:
   Mutual funds, at market value                        $   63,297   $   464,622
                                                        ------------------------
Total assets                                                63,297       464,622
                                                        ------------------------
Net assets                                              $   63,297   $   464,622
                                                        ========================

Units outstanding                                            6,212        39,924

Unit value                                              $    10.19   $     11.64

Mutual funds, at cost                                   $   62,859   $   500,760
Mutual fund shares                                           6,656        21,090

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                            AIM V.I.       AIM V.I.        AIM V.I.     Direxion     Dreyfus VIF
                                            Capital     International   Mid Cap Core   Dynamic VP   International
                                         Appreciation      Growth          Equity       HY Bond        Value
                                         -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $         --   $       2,197   $         99   $   91,267   $       1,065
   Expenses:
     Mortality and expense risk fee            (1,446)         (2,963)        (1,131)     (20,393)           (852)
     Administrative fee                        (1,063)         (1,245)          (470)      (9,809)           (411)
                                         -------------------------------------------------------------------------
Net investment income (loss)                   (2,509)         (2,011)        (1,502)      61,065            (198)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   --              --          2,963           --           9,529
     Realized capital gain (loss) on
       sales of fund shares                     9,498         (17,375)           595      (67,958)         (3,908)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             10,202         (18,296)          (667)     (35,874)         (1,740)
                                         -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  19,700         (35,671)         2,891     (103,832)          3,881
                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     17,191   $     (37,682)  $      1,389   $  (42,767)  $       3,683
                                         =========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Federated Fund
                                           for U.S.       Federated                    Fidelity VIP
                                          Government     High Income   Fidelity VIP       Growth      Fidelity VIP
                                        Securities II      Bond II      Contrafund    Opportunities     Index 500
                                        ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        8,661   $    91,779   $     36,104   $          --   $     48,048
   Expenses:
     Mortality and expense risk fee             (1,490)      (16,834)       (24,100)         (9,545)       (10,845)
     Administrative fee                         (1,075)      (10,068)       (14,406)         (5,657)        (7,200)
                                        ---------------------------------------------------------------------------
Net investment income (loss)                     6,096        64,877         (2,402)        (15,202)        30,003

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    --            --      1,229,123              --             --
     Realized capital gain (loss) on
       sales of fund shares                       (854)       29,184        110,417           8,292        148,816
     Change in unrealized
       appreciation/depreciation on
       investments during the year               2,853       (44,804)    (1,002,236)         85,063       (130,304)
                                        ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    1,999       (15,620)       337,304          93,355         18,512
                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $        8,095   $    49,257   $    334,902   $      78,153   $     48,515
                                        ===========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                       Franklin Small-                             Oppenheimer
                                        Fidelity VIP       Mid Cap       Neuberger    Neuberger    Main Street
                                         Investment         Growth       Berman AMT   Berman AMT    Small Cap
                                         Grade Bond       Securities      Guardian     Partners      Fund/VA
                                        -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     22,989   $            --   $      489   $    3,774   $        29
   Expenses:
     Mortality and expense risk fee           (6,191)           (2,613)      (1,385)      (4,430)         (135)
     Administrative fee                       (3,711)           (1,856)        (999)      (3,202)          (65)
                                        -----------------------------------------------------------------------
Net investment income (loss)                  13,087            (4,469)      (1,895)      (3,858)         (171)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --            21,665           --       59,055           628
     Realized capital gain (loss) on
       sales of fund shares                     (923)            5,301        8,810       16,032           244
     Change in unrealized
       appreciation/depreciation on
       investments during the year             7,830             4,620          572      (30,439)         (623)
                                        -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  6,907            31,586        9,382       44,648           249
                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     19,994   $        27,117   $    7,487   $   40,790   $        78
                                        =======================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                          RVT CLS          RVT CLS
                                         PIMCO VIT      PIMCO VIT     PIMCO VIT         AdvisorOne       AdvisorOne
                                        Low Duration   Real Return   Total Return         Amerigo         Berolina
                                        ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     19,454   $    34,785   $     65,780   $           32,138   $       --
   Expenses:
     Mortality and expense risk fee           (3,504)       (6,414)       (11,720)             (74,746)     (29,308)
     Administrative fee                       (2,342)       (4,223)        (7,764)             (44,372)     (17,398)
                                        ----------------------------------------------------------------------------
Net investment income (loss)                  13,608        24,148         46,296              (86,980)     (46,706)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --         1,727             --              325,202       53,278
     Realized capital gain (loss) on
       sales of fund shares                      365       (24,915)           464              420,949       54,674
     Change in unrealized
       appreciation/depreciation on
       investments during the year            16,051        63,131         63,446              327,122      374,561
                                        ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 16,416        39,943         63,910            1,073,273      482,513
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     30,024   $    64,091   $    110,206   $          986,293   $  435,807
                                        ============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                       Rydex VT
                                          RVT CLS      Absolute
                                         AdvisorOne     Return      Rydex VT        Rydex VT         Rydex VT
                                          Clermont    Strategies     Banking    Basic Materials   Biotechnology
                                         -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $   53,858   $    2,099   $    3,007   $         3,642   $          --
   Expenses:
     Mortality and expense risk fee         (25,446)        (323)      (6,490)          (37,257)         (4,142)
     Administrative fee                     (15,084)        (171)      (3,508)          (19,981)         (2,217)
                                         -----------------------------------------------------------------------
Net investment income (loss)                 13,328        1,605       (6,991)          (53,596)         (6,359)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions            380,506          542           --           198,723              --
     Realized capital gain (loss) on
       sales of fund shares                 189,576          290      (83,007)          713,190        (158,941)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (436,669)      (1,490)     (21,733)           52,004          (7,756)
                                         -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               133,413         (658)    (104,740)          963,917        (166,697)
                                         -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  146,741   $      947   $ (111,731)  $       910,321   $    (173,056)
                                         =======================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                           Rydex VT      Rydex VT      Rydex VT      Rydex VT        Rydex VT
                                         Commodities     Consumer       Dow 2x        OTC 2x     Russell 2000 2x
                                           Strategy      Products      Strategy      Strategy        Strategy
                                         ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $        --   $    12,351   $     9,938   $       627   $             2
   Expenses:
     Mortality and expense risk fee           (2,882)      (14,864)       (7,562)       (1,710)              (77)
     Administrative fee                       (1,533)       (7,984)       (4,110)         (920)              (41)
                                         ------------------------------------------------------------------------
Net investment income (loss)                  (4,415)      (10,497)       (1,734)       (2,003)             (116)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --        53,200       105,928            --               110
     Realized capital gain (loss) on
       sales of fund shares                   24,405       198,387      (253,468)      (13,979)            6,111
     Change in unrealized
       appreciation/depreciation on
       investments during the year            44,051      (179,727)      (54,224)       (7,185)           (1,014)
                                         ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 68,456        71,860      (201,764)      (21,164)            5,207
                                         ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    64,041   $    61,363   $  (203,498)  $   (23,167)  $         5,091
                                         ========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                          Rydex VT       Rydex VT
                                           Rydex VT    Strengthening    Weakening
                                          S&P 500 2x     Dollar 2x      Dollar 2x      Rydex VT     Rydex VT
                                           Strategy       Strategy       Strategy    Electronics     Energy
                                         ---------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $       933   $          --   $     8,423   $        --   $       --
   Expenses:
     Mortality and expense risk fee             (730)             (4)         (912)       (2,700)     (19,684)
     Administrative fee                         (449)             (2)         (491)       (1,449)     (10,537)
                                         ---------------------------------------------------------------------
Net investment income (loss)                    (246)             (6)        7,020        (4,149)     (30,221)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               9,978              --            --            --      423,223
     Realized capital gain (loss) on
       sales of fund shares                   11,042             423       (66,395)      (18,480)    (213,187)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (21,122)             (7)        6,255          (237)     117,222
                                         ---------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (102)            416       (60,140)      (18,717)     327,258
                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $      (348)  $         410   $   (53,120)  $   (22,866)  $  297,037
                                         =====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                        Rydex VT
                                             Rydex VT      Rydex VT EP    Rydex VT EP   Rydex VT EP   Europe 1.25x
                                         Energy Services    Aggressive   Conservative     Moderate      Strategy
                                         --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $            --   $    19,044   $        570   $     2,959   $     72,188
   Expenses:
     Mortality and expense risk fee              (28,565)       (4,282)           (68)         (817)       (17,654)
     Administrative fee                          (15,293)       (2,267)           (36)         (433)        (9,532)
                                         --------------------------------------------------------------------------
Net investment income (loss)                     (43,858)       12,495            466         1,709         45,002

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 167,384         2,955            253           362        292,656
     Realized capital gain (loss) on
       sales of fund shares                      427,783           920              4            83        173,085
     Change in unrealized
       appreciation/depreciation on
       investments during the year               176,748        12,295            417         3,095       (315,592)
                                         --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    771,915        16,170            674         3,540        150,149
                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       728,057   $    28,665   $      1,140   $     5,249   $    195,151
                                         ==========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                          Rydex VT
                                           Rydex VT      Government
                                          Financial    Long Bond 1.2x     Rydex VT       Rydex VT      Rydex VT
                                           Services       Strategy      Health Care   Hedged Equity    Internet
                                         -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $     2,190   $       91,834   $        --   $       7,026   $        --
   Expenses:
     Mortality and expense risk fee          (12,460)         (21,786)      (12,046)         (1,208)       (1,751)
     Administrative fee                       (6,716)         (11,862)       (6,489)           (642)         (931)
                                         -------------------------------------------------------------------------
Net investment income (loss)                 (16,986)          58,186       (18,535)          5,176        (2,682)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              12,070               --         3,806           2,266            --
     Realized capital gain (loss) on
       sales of fund shares                  (33,082)         (26,694)      199,011           2,757        51,425
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (161,712)         119,713       (89,913)         (7,158)         (592)
                                         -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (182,724)          93,019       112,904          (2,135)       50,833
                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (199,710)  $      151,205   $    94,369   $       3,041   $    48,151
                                         =========================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                            Rydex VT
                                                            Inverse
                                            Rydex VT       Government      Rydex VT       Rydex VT       Rydex VT
                                         Inverse Dow 2x     Long Bond    Inverse Mid-   Inverse OTC   Inverse Russell
                                            Strategy        Strategy     Cap Strategy     Strategy     2000 Strategy
                                         -----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $            1   $     44,464   $     42,061   $    96,778   $         1,281
   Expenses:
     Mortality and expense risk fee                 (14)        (2,254)        (1,316)       (4,431)           (1,267)
     Administrative fee                              (7)        (1,198)          (697)       (2,420)             (674)
                                         -----------------------------------------------------------------------------
Net investment income (loss)                        (20)        41,012         40,048        89,927              (660)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     --             --             --            --                --
     Realized capital gain (loss) on
       sales of fund shares                      (1,017)       (64,192)       (62,376)     (188,177)          (21,836)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                   --        (68,301)       (95,669)     (154,153)          (23,922)
                                         -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (1,017)      (132,493)      (158,045)     (342,330)          (45,758)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       (1,037)  $    (91,481)  $   (117,997)  $  (252,403)  $       (46,418)
                                         =============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                     Rydex VT       Rydex VT     Rydex VT   Rydex VT
                                                                    Inverse S&P   Japan 1.25x   Large Cap   Large Cap    Rydex VT
                                                                   500 Strategy     Strategy      Growth      Value      Leisure
                                                                   ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                          $    119,965   $    30,594   $      --   $  14,656   $      --
   Expenses:
      Mortality and expense risk fee                                     (3,734)       (3,416)     (8,709)    (11,616)    (14,939)
      Administrative fee                                                 (2,046)       (1,865)     (4,773)     (6,308)     (8,030)
                                                                   ---------------------------------------------------------------
Net investment income (loss)                                            114,185        25,313     (13,482)     (3,268)    (22,969)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                            --            --      26,550     108,544      15,736
      Realized capital gain (loss) on sales of fund shares             (171,087)      (82,157)     11,615      57,654     277,032
      Change in unrealized appreciation/depreciation on
         investments during the year                                   (198,242)      (17,958)    (33,014)   (211,210)   (262,456)
                                                                   ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments         (369,329)     (100,115)      5,151     (45,012)     30,312
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets from operations              $   (255,144)  $   (74,802)  $  (8,331)  $ (48,280)  $   7,343
                                                                   ===============================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                    Rydex VT     Rydex VT
                                                                  Mid-Cap 1.5x    Mid Cap     Rydex VT        Rydex VT     Rydex VT
                                                                    Strategy       Growth   Mid Cap Value       Nova          OTC
                                                                  ------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                         $      8,870   $     --   $       5,022   $    25,759   $   2,047
   Expenses:
      Mortality and expense risk fee                                    (4,764)    (6,894)         (7,253)      (55,015)    (19,653)
      Administrative fee                                                (2,593)    (3,743)         (3,893)      (29,612)    (10,497)
                                                                  ------------------------------------------------------------------
Net investment income (loss)                                             1,513    (10,637)         (6,124)      (58,868)    (28,103)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                       67,028     79,593             243            --          --
      Realized capital gain (loss) on sales of fund shares            (105,063)    57,418          51,111     1,185,066     303,474
      Change in unrealized appreciation/depreciation on
         investments during the year                                    (2,120)   (77,728)        (37,006)     (920,408)     48,214
                                                                  ------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments         (40,155)    59,283          14,348       264,658     351,688
                                                                  ------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $    (38,642)  $ 48,646   $       8,224   $   205,790   $ 323,585
                                                                  ==================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                      Rydex VT
                                                           Rydex VT         Rydex VT     Rydex VT    Russell 2000      Rydex VT
                                                        Precious Metals   Real Estate   Retailing   1.5x Strategy   Sector Rotation
                                                        ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                               $            --   $     8,540   $      --   $       5,039   $           --
   Expenses:
      Mortality and expense risk fee                            (10,983)      (19,124)    (11,823)         (2,625)           (9,554)
      Administrative fee                                         (5,931)      (10,312)     (6,358)         (1,431)           (5,354)
                                                        ----------------------------------------------------------------------------
Net investment income (loss)                                    (16,914)      (20,896)    (18,181)            983           (14,908)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                                    --        42,601      34,273          16,914            92,321
      Realized capital gain (loss) on sales of fund
         shares                                                 (30,226)      329,534      26,545         (20,232)           17,780
      Change in unrealized appreciation/depreciation
         on investments during the year                          55,025      (537,512)    (69,015)        (38,662)          117,895
                                                        ----------------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                   24,799      (165,377)     (8,197)        (41,980)          227,996
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations   $         7,885   $  (186,273)  $ (26,378)  $     (40,997)  $       213,088
                                                        ============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                  Rydex VT    Rydex VT                 Rydex VT
                                                                 Small Cap   Small Cap    Rydex VT    Telecommuni-      Rydex VT
                                                                  Growth       Value     Technology     cations      Transportation
                                                                 -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                        $      --   $     322   $      --    $        165   $           --
   Expenses:
      Mortality and expense risk fee                                (6,218)     (2,787)      (9,164)       (21,872)         (10,938)
      Administrative fee                                            (3,348)     (1,515)      (4,946)       (11,734)          (5,887)
                                                                 -------------------------------------------------------------------
Net investment income (loss)                                        (9,566)     (3,980)     (14,110)       (33,441)         (16,825)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                   25,847      23,058           --             --           26,414
      Realized capital gain (loss) on sales of fund shares         (33,511)    (10,572)      52,397        221,002          102,910
      Change in unrealized appreciation/depreciation on
         investments during the year                               (40,992)    (31,710)    (16,644)       (124,418)         (80,890)
                                                                 -------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments     (48,656)    (19,224)      35,753         96,584           48,434
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net assets from operations            $ (58,222)  $ (23,204)  $   21,643   $     63,143   $       31,609
                                                                 ===================================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                        Rydex VT                                          Templeton
                                                                          U.S.                                 SBL       Developing
                                                                       Government    Rydex VT       SBL      Small Cap     Markets
                                                                     Money Market    Utilities     Global      Value     Securities
                                                                     ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                            $    482,204   $   42,962   $      --   $      --   $    7,216
   Expenses:
      Mortality and expense risk fee                                     (108,791)     (27,527)     (9,869)     (9,287)      (2,669)
      Administrative fee                                                  (58,986)     (14,719)     (3,044)     (2,811)      (1,884)
                                                                     ---------------------------------------------------------------
Net investment income (loss)                                              314,427          716     (12,913)    (12,098)       2,663

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                              --      289,844          --          --       23,568
      Realized capital gain (loss) on sales of fund shares                     --      648,008     143,792     102,692       18,942
      Change in unrealized appreciation/depreciation on
         investments during the year                                           --     (623,180)    (27,313)    (32,554)      26,894
                                                                     ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on investments                 --      314,672     116,479      70,138       69,404
                                                                     ---------------------------------------------------------------
Net increase (decrease) in net assets from operations                $    314,427   $  315,388   $ 103,566   $  58,040   $   72,067
                                                                     ===============================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                                Wells Fargo
                                                                                       Templeton   Van Kampen    Advantage
                                                                                        Foreign       LIT       Opportunity
                                                                                      Securities   Government        VT
                                                                                      --------------------------------------
Net investment income (loss):
   Dividend distributions                                                             $    7,649   $       --   $       888
   Expenses:
      Mortality and expense risk fee                                                      (3,319)         (53)       (2,090)
      Administrative fee                                                                  (2,363)         (37)       (1,398)
                                                                                      --------------------------------------
Net investment income (loss)                                                               1,967          (90)       (2,600)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                                         17,445           --        20,649
      Realized capital gain (loss) on sales of fund shares                                10,419            1        36,691
      Change in unrealized appreciation/depreciation on investments during the year       19,802          438       (61,107)
                                                                                      --------------------------------------
Net realized and unrealized capital gain (loss) on investments                            47,666          439        (3,767)
                                                                                      --------------------------------------
Net increase (decrease) in net assets from operations                                 $   49,633   $      349   $    (6,367)
                                                                                      ======================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                       AIM V.I.                              AIM V.I.
                                                 Capital Appreciation                  International Growth
                                                2007             2006                2007            2006*
                                            -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     (2,509)    $      (3,940)     $      (2,011)   $          39
      Capital gains distributions                     --                --                 --               --
      Realized capital gain (loss) on
         sales of fund shares                      9,498            28,376            (17,375)               1
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          10,202           (19,574)           (18,296)             695
                                            -------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      17,191             4,862            (37,682)             735

   From contract owner transactions:
      Variable annuity deposits                    2,132            55,835             20,491               --
      Contract owner maintenance charges          (1,517)           (1,614)            (1,434)             (37)
      Terminations and withdrawals               (64,966)           (4,524)           (34,913)              --
      Transfers between subaccounts, net          66,304           (97,697)           559,389           95,763
                                            -------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                 1,953           (48,000)           543,533           95,726
                                            -------------------------------------------------------------------
Net increase (decrease) in net assets             19,144           (43,138)           505,851           96,461
Net assets at beginning of year                  198,048           241,186             96,461                -
                                            -------------------------------------------------------------------
Net assets at end of year                   $    217,192     $     198,048      $     602,312    $      96,461
                                            ===================================================================

                                             AIM V.I.
                                           Mid Cap Core             Direxion
                                              Equity           Dynamic VP HY Bond
                                                2007           2007             2006
                                           ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      (1,502)  $      61,065   $      81,920
      Capital gains distributions                  2,963              --              --
      Realized capital gain (loss) on
         sales of fund shares                        595         (67,958)            332
      Change in unrealized appreciation/
         depreciation on investments
         during the year                            (667)        (35,874)         45,571
                                           ----------------------------------------------
   Net increase (decrease) in net
      assets from operations                       1,389         (42,767)        127,823

   From contract owner transactions:
      Variable annuity deposits                    1,414          41,856          19,988
      Contract owner maintenance charges          (1,801)        (23,564)        (21,102)
      Terminations and withdrawals               (13,698)       (136,832)       (104,359)
      Transfers between subaccounts, net         226,232       3,370,630       1,689,608
                                           ----------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               212,147       3,252,090       1,584,135
                                           ----------------------------------------------
Net increase (decrease) in net assets            213,536       3,209,323       1,711,958
Net assets at beginning of year                       --       2,495,049         783,091
                                           ----------------------------------------------
Net assets at end of year                  $     213,536   $   5,704,372   $   2,495,049
                                           ==============================================

*     For the period from  November  10, 2006  (inception  date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                       Federated Fund
                                                     Dreyfus VIF                    for U.S. Government
                                                 International Value                    Securities II
                                                2007             2006*             2007               2006
                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $       (198)    $          (4)    $       6,096     $       7,702
      Capital gains distributions                  9,529                --                --                --
      Realized capital gain (loss) on
         sales of fund shares                     (3,908)               --              (854)           (5,078)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          (1,740)              159             2,853             3,366
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                       3,683               155             8,095             5,990

   From contract owner transactions:
      Variable annuity deposits                   10,204                --             1,653            29,659
      Contract owner maintenance charges            (938)              (20)           (2,100)           (2,136)
      Terminations and withdrawals               (12,187)               --           (19,757)           (6,302)
      Transfers between subaccounts, net         120,940            61,775              (968)         (199,616)
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               118,019            61,755           (21,172)         (178,395)
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets            121,702            61,910           (13,077)         (172,405)
Net assets at beginning of year                   61,910                --           192,081           364,486
                                           --------------------------------------------------------------------
Net assets at end of year                  $     183,612     $      61,910     $     179,004     $     192,081
                                           ====================================================================

                                                      Federated                        Fidelity VIP
                                                 High Income Bond II                    Contrafund
                                              2007              2006              2007               2006
                                          --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)        $      64,877     $      43,655     $      (2,402)    $      (6,607)
      Capital gains distributions                    --                --         1,229,123           149,470
      Realized capital gain (loss) on
         sales of fund shares                    29,184            32,419           110,417           100,311
     Change in unrealized appreciation/
         depreciation on investments
         during the year                        (44,804)           28,981        (1,002,236)          (96,901)
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     49,257           105,055           334,902           146,273

   From contract owner transactions:
      Variable annuity deposits                 182,703            98,848            38,681           235,403
      Contract owner maintenance charges        (20,461)          (10,681)          (36,907)          (20,095)
      Terminations and withdrawals             (321,092)          (61,680)         (279,898)         (139,955)
      Transfers between subaccounts, net        224,777          (978,677)        3,229,008           (60,737)
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               65,927          (952,190)        2,950,884            14,616
                                          --------------------------------------------------------------------
Net increase (decrease) in net assets           115,184          (847,135)        3,285,786           160,889
Net assets at beginning of year               1,296,181         2,143,316         1,917,247         1,756,358
                                          --------------------------------------------------------------------
Net assets at end of year                 $   1,411,365     $   1,296,181     $   5,203,033     $   1,917,247
                                          ====================================================================

*     For the period from  November  10, 2006  (inception  date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Fidelity VIP                       Fidelity VIP
                                                 Growth Opportunities                     Index 500
                                                2007              2006             2007              2006
                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (15,202)    $      (1,823)    $      30,003     $        (971)
      Capital gains distributions                     --                --                --                --
      Realized capital gain (loss) on
         sales of fund shares                      8,292               437           148,816            30,554
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          85,063              (515)         (130,304)          138,572
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      78,153            (1,901)           48,515           168,155

   From contract owner transactions:
      Variable annuity deposits                   33,974            82,104             4,669           159,450
      Contract owner maintenance charges         (14,904)           (1,633)          (11,246)           (6,799)
      Terminations and withdrawals              (170,398)           (3,672)         (211,171)          (28,148)
      Transfers between subaccounts, net       3,336,397          (144,823)            8,737           355,279
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                             3,185,069           (68,024)         (209,011)          479,782
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets          3,263,222           (69,925)         (160,496)          647,937
Net assets at beginning of year                  324,819           394,744         1,600,852           952,915
                                           --------------------------------------------------------------------
Net assets at end of year                  $   3,588,041     $     324,819     $   1,440,356     $   1,600,852
                                           ====================================================================

                                                                                          Franklin
                                                     Fidelity VIP                   Small-Mid Cap Growth
                                                 Investment Grade Bond                   Securities
                                                2007             2006                2007            2006
                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      13,087     $      10,491     $      (4,469)    $      (4,128)
      Capital gains distributions                     --             1,085            21,665                --
      Realized capital gain (loss) on
         sales of fund shares                       (923)           (4,427)            5,301             1,340
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           7,830             7,537             4,620            22,198
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       19,994            14,686            27,117            19,410

   From contract owner transactions:
      Variable annuity deposits                   59,779            42,831                --               143
      Contract owner maintenance charges          (7,269)           (3,275)           (2,255)           (2,124)
      Terminations and withdrawals               (75,387)          (22,966)             (175)           (1,196)
      Transfers between subaccounts, net         309,962           102,072           (14,563)               --
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               287,085           118,662           (16,993)           (3,177)
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets            307,079           133,348            10,124            16,233
Net assets at beginning of year                  568,350           435,002           290,326           274,093
                                           --------------------------------------------------------------------
Net assets at end of year                  $     875,429     $     568,350     $     300,450     $     290,326
                                           ====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                               Neuberger Berman          Neuberger Berman
                                                 AMT Guardian              AMT Partners
                                              2007         2006         2007         2006
                                           --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   (1,895)  $   (1,743)  $   (3,858)  $   (2,538)
     Capital gains distributions                   --           --       59,055       53,454
     Realized capital gain (loss) on
       sales of fund shares                     8,810       22,358       16,032       27,364
     Change in unrealized appreciation/
       depreciation on investments
       during the year                            572       (1,327)     (30,439)     (20,186)
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     7,487       19,288       40,790       58,094

   From contract owner transactions:
     Variable annuity deposits                 19,812       30,017       35,849       94,330
     Contract owner maintenance charges        (1,709)      (2,140)      (5,024)      (4,362)
     Terminations and withdrawals             (18,564)     (24,370)     (30,710)     (35,211)
     Transfers between subaccounts, net        37,661      (49,938)      16,212       28,675
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              37,200      (46,431)      16,327       83,432
                                           --------------------------------------------------
Net increase (decrease) in net assets          44,687      (27,143)      57,117      141,526
Net assets at beginning of year               132,349      159,492      480,283      338,757
                                           --------------------------------------------------
Net assets at end of year                  $  177,036   $  132,349   $  537,400   $  480,283
                                           ==================================================

                                                    Oppenheimer                      PIMCO VIT
                                           Main Street Small Cap Fund/VA            Low Duration
                                                2007            2006*           2007            2006*
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $        (171)  $         (10)  $      13,608   $          56
     Capital gains distributions                     628              --              --              --
     Realized capital gain (loss) on
       sales of fund shares                          244              --             365              --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                              (623)           (190)         16,051             (75)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                           78            (200)         30,024             (19)

   From contract owner transactions:
     Variable annuity deposits                     1,652              --          21,268              --
     Contract owner maintenance charges              (99)            (14)         (5,582)            (27)
     Terminations and withdrawals                   (178)             --         (20,681)             --
     Transfers between subaccounts, net           (4,674)         20,884         577,084          69,235
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                 (3,299)         20,870         572,089          69,208
                                           --------------------------------------------------------------
Net increase (decrease) in net assets             (3,221)         20,670         602,113          69,189
Net assets at beginning of year                   20,670              --          69,189              --
                                           --------------------------------------------------------------
Net assets at end of year                  $      17,449   $      20,670   $     671,302   $      69,189
                                           ==============================================================

*     For the period from  November  10, 2006  (inception  date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                  PIMCO VIT                 PIMCO VIT
                                                 Real Return               Total Return
                                              2007         2006         2007         2006
                                           --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   24,148   $   19,790   $   46,296   $   28,622
     Capital gains distributions                1,727       24,078           --        5,734
     Realized capital gain (loss) on
       sales of fund shares                   (24,915)      (6,191)         464      (15,184)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         63,131      (51,088)      63,446        8,692
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    64,091      (13,411)     110,206       27,864

   From contract owner transactions:
     Variable annuity deposits                  5,888       70,059       28,910       41,209
     Contract owner maintenance charges        (8,392)      (6,237)     (14,550)      (8,975)
     Terminations and withdrawals             (60,964)      (6,169)    (138,046)     (78,041)
     Transfers between subaccounts, net      (260,772)     397,734      770,150      328,126
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (324,240)     455,387      646,464      282,319
                                           --------------------------------------------------
Net increase (decrease) in net assets        (260,149)     441,976      756,670      310,183
Net assets at beginning of year             1,017,774      575,798    1,067,818      757,635
                                           --------------------------------------------------
Net assets at end of year                  $  757,625   $1,017,774   $1,824,488   $1,067,818
                                           ==================================================

                                                      RVT CLS                         RVT CLS
                                                 AdvisorOne Amerigo             AdvisorOne Berolina
                                                2007            2006            2007            2006*
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (86,980)  $    (113,543)  $     (46,706)  $       5,843
     Capital gains distributions                 325,202         792,831          53,278              --
     Realized capital gain (loss) on
       sales of fund shares                      420,949         371,755          54,674             363
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           327,122         (87,666)        374,561           1,787
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      986,293         963,377         435,807           7,993

   From contract owner transactions:
     Variable annuity deposits                   142,063         159,007          40,425              75
     Contract owner maintenance charges         (113,543)        (89,018)        (37,611)           (534)
     Terminations and withdrawals             (1,316,305)     (1,022,043)       (444,396)         (2,781)
     Transfers between subaccounts, net         (393,040)        757,054       3,060,251         874,298
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (1,680,825)       (195,000)      2,618,669         871,058
                                           --------------------------------------------------------------
Net increase (decrease) in net assets           (694,532)        768,377       3,054,476         879,051
Net assets at beginning of year                9,373,319       8,604,942         879,051              --
                                           --------------------------------------------------------------
Net assets at end of year                  $   8,678,787   $   9,373,319   $   3,933,527   $     879,051
                                           ==============================================================

*     For the period from  November  10, 2006  (inception  date) to December 31,
      2006.

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                      Rydex VT
                                                                      Absolute
                                                   RVT CLS             Return            Rydex VT                 Rydex VT
                                              AdvisorOne Clermont    Strategies           Banking              Basic Materials
                                               2007        2006         2007         2007        2006         2007         2006
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    13,328  $    28,066  $    1,605  $    (6,991) $    6,036  $   (53,596) $    (6,696)
     Capital gains distributions               380,506      201,875         542           --          --      198,723       24,957
     Realized capital gain (loss) on
       sales of fund shares                    189,576      223,590         290      (83,007)    (47,091)     713,190       51,101
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (436,669)     (88,090)     (1,490)     (21,733)    152,060       52,004      251,707
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    146,741      365,441         947     (111,731)    111,005      910,321      321,069

   From contract owner transactions:
     Variable annuity deposits                 168,796       76,213      56,344        2,683      45,399      121,869       72,249
     Contract owner maintenance charges        (32,371)     (41,190)       (308)      (7,326)    (13,771)     (47,304)     (21,739)
     Terminations and withdrawals             (459,972)    (803,070)     (6,934)     (90,726)   (209,235)    (386,963)    (315,744)
     Transfers between subaccounts, net     (1,456,480)    (501,424)      6,867   (1,166,029)    234,016   (1,343,470)   2,055,183
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions       (1,780,027)  (1,269,471)     55,969   (1,261,398)     56,409   (1,655,868)   1,789,949
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets       (1,633,286)    (904,030)     56,916   (1,373,129)    167,414     (745,547)   2,111,018
Net assets at beginning of year              4,372,697    5,276,727          --    1,461,259   1,293,845    3,635,294    1,524,276
                                           ----------------------------------------------------------------------------------------
Net assets at end of year                  $ 2,739,411  $ 4,372,697  $   56,916  $    88,130  $1,461,259  $ 2,889,747  $ 3,635,294
                                           ========================================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 Rydex VT                Rydex VT
                                              Biotechnology        Commodities Strategy
                                            2007        2006         2007        2006
                                          -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $  (6,359)  $ (17,089)  $   (4,415)  $  (1,666)
     Capital gains distributions                 --          --           --          --
     Realized capital gain (loss) on
       sales of fund shares                (158,941)   (109,959)      24,405     (61,115)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                       (7,756)    (16,072)      44,051      (4,470)
                                          -----------------------------------------------
   Net increase (decrease) in net
     assets from operations                (173,056)   (143,120)      64,041     (67,251)

   From contract owner transactions:
     Variable annuity deposits               38,874      44,582       13,288          14
     Contract owner maintenance charges      (5,513)    (13,837)      (3,137)       (766)
     Terminations and withdrawals           (52,472)   (191,391)     (12,000)     (9,232)
     Transfers between subaccounts, net     252,331      49,483    1,547,258    (234,605)
                                          -----------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           233,220    (111,163)   1,545,409    (244,589)
                                          -----------------------------------------------
Net increase (decrease) in net assets        60,164    (254,283)   1,609,450    (311,840)
Net assets at beginning of year             186,874     441,157       31,776     343,616
                                          -----------------------------------------------
Net assets at end of year                 $ 247,038   $ 186,874   $1,641,226   $  31,776
                                          ===============================================

                                                 Rydex VT                    Rydex VT
                                            Consumer Products            Dow 2x Strategy
                                             2007         2006         2007          2006
                                          ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $  (10,497)  $  (11,155)  $    (1,734)  $      (20)
     Capital gains distributions              53,200       17,283       105,928      208,941
     Realized capital gain (loss) on
       sales of fund shares                  198,387      152,766      (253,468)     223,766
     Change in unrealized appreciation/
       depreciation on investments
       during the year                      (179,727)     120,685       (54,224)     (93,742)
                                          ---------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   61,363      279,579      (203,498)     338,945

   From contract owner transactions:
     Variable annuity deposits                10,232       49,595        37,345        5,835
     Contract owner maintenance charges      (20,097)     (20,914)       (7,398)      (7,625)
     Terminations and withdrawals           (164,867)    (259,499)      (32,103)     (32,150)
     Transfers between subaccounts, net    1,251,511      365,171      (900,304)     995,923
                                          ---------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          1,076,779      134,353      (902,460)     961,983
                                          ---------------------------------------------------
Net increase (decrease) in net assets      1,138,142      413,932    (1,105,958)   1,300,928
Net assets at beginning of year            2,041,544    1,627,612     2,157,893      856,965
                                          ---------------------------------------------------
Net assets at end of year                 $3,179,686   $2,041,544   $ 1,051,935   $2,157,893
                                          ===================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                    Rydex VT
                                                        Rydex VT                 Russell 2000 2x
                                                    OTC 2x Strategy                 Strategy
                                                 2007              2006               2007
                                            -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $      (2,003)    $      (1,687)     $          (116)
      Capital gains distributions                      --                --                  110
      Realized capital gain (loss) on
         sales of fund shares                     (13,979)           12,990                6,111
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           (7,185)           (7,651)              (1,014)
                                            -----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      (23,167)            3,652                5,091

   From contract owner transactions:
      Variable annuity deposits                    10,220                --               10,208
      Contract owner maintenance charges           (1,137)           (1,006)                 (60)
      Terminations and withdrawals                 (1,652)             (146)                (173)
      Transfers between subaccounts, net           81,226           (46,737)              (5,777)
                                            -----------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                 88,657           (47,889)               4,198
                                            -----------------------------------------------------
Net increase (decrease) in net assets              65,490           (44,237)               9,289
Net assets at beginning of year                   128,021           172,258                   --
                                            -----------------------------------------------------
Net assets at end of year                   $     193,511     $     128,021      $         9,289
                                            =====================================================

                                                        Rydex VT                           Rydex VT
                                                  S&P 500 2x Strategy          Strengthening Dollar 2x Strategy
                                                 2007              2006             2007              2006
                                            --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $        (246)    $        (477)   $          (6)     $         (30)
      Capital gains distributions                   9,978             3,201               --                 --
      Realized capital gain (loss) on
         sales of fund shares                      11,042            16,371              423               (284)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          (21,122)            5,785               (7)                 1
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                         (348)           24,880              410               (313)

   From contract owner transactions:
      Variable annuity deposits                    12,908               228               --                  7
      Contract owner maintenance charges             (621)             (578)              (1)               (18)
      Terminations and withdrawals                 (2,851)           (2,967)             (29)                --
      Transfers between subaccounts, net           (4,214)          (66,846)             (77)               324
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                  5,222           (70,163)            (107)               313
                                            --------------------------------------------------------------------
Net increase (decrease) in net assets               4,874           (45,283)             303                 --
Net assets at beginning of year                    90,532           135,815               --                 --
                                            --------------------------------------------------------------------
Net assets at end of year                   $      95,406     $      90,532    $         303      $          --
                                            ====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                        Rydex VT                          Rydex VT
                                             Weakening Dollar 2x Strategy                Electronics
                                                 2007              2006             2007              2006
                                            --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $       7,020     $       1,262     $      (4,149)    $      (7,902)
      Capital gains distributions                      --                36                --                --
      Realized capital gain (loss) on
         sales of fund shares                     (66,395)           (1,438)          (18,480)         (148,901)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                            6,255           (15,862)             (237)             (315)
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      (53,120)          (16,002)          (22,866)         (157,118)

   From contract owner transactions:
      Variable annuity deposits                       633             8,550               747            29,997
      Contract owner maintenance charges             (233)           (1,751)           (3,110)           (6,525)
      Terminations and withdrawals                 (2,703)           (6,383)          (51,304)         (155,509)
      Transfers between subaccounts, net       (1,548,074)        1,702,954            67,391           300,070
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                             (1,550,377)        1,703,370            13,724           168,033
                                            --------------------------------------------------------------------
Net increase (decrease) in net assets          (1,603,497)        1,687,368            (9,142)           10,915
Net assets at beginning of year                 1,687,368                --            33,139            22,224
                                            --------------------------------------------------------------------
Net assets at end of year                   $      83,871     $   1,687,368     $      23,997     $      33,139
                                            ====================================================================

                                                        Rydex VT                            Rydex VT
                                                         Energy                          Energy Services
                                                2007              2006              2007              2006
                                            --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     (30,221)    $     (29,724)    $     (43,858)    $     (22,603)
      Capital gains distributions                 423,223           571,883           167,384            32,451
      Realized capital gain (loss) on
         sales of fund shares                    (213,187)          450,220           427,783           195,268
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          117,222          (741,476)          176,748          (316,199)
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      297,037           250,903           728,057          (111,083)

   From contract owner transactions:
      Variable annuity deposits                   151,452           130,792           148,832            94,790
      Contract owner maintenance charges          (27,808)          (26,126)          (39,857)          (19,135)
      Terminations and withdrawals               (221,171)         (396,879)         (259,547)         (344,933)
      Transfers between subaccounts, net        2,031,810           (17,850)        2,273,911        (1,175,152)
                                            --------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                              1,934,283          (310,063)        2,123,339        (1,444,430)
                                            --------------------------------------------------------------------
Net increase (decrease) in net assets           2,231,320           (59,160)        2,851,396        (1,555,513)
Net assets at beginning of year                 2,289,265         2,348,425           229,877         1,785,390
                                            --------------------------------------------------------------------
Net assets at end of year                   $   4,520,585     $   2,289,265     $   3,081,273     $     229,877
                                            ====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                               Rydex VT
                                               Rydex VT           EP          Rydex VT               Rydex VT
                                             EP Aggressive   Conservative   EP Moderate       Europe 1.25x Strategy
                                                 2007            2007           2007           2007           2006
                                           -----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $        12,495   $        466   $     1,709   $      45,002   $      25,738
     Capital gains distributions                     2,955            253           362         292,656          65,930
     Realized capital gain (loss) on
       sales of fund shares                            920              4            83         173,085         148,134
     Change in unrealized appreciation/
       depreciation on investments
       during the year                              12,295            417         3,095        (315,592)         63,210
                                           -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         28,665          1,140         5,249         195,151         303,012

   From contract owner transactions:
     Variable annuity deposits                     623,517         20,401       114,219          53,627           6,212
     Contract owner maintenance charges             (3,415)            --          (903)        (22,741)        (11,273)
     Terminations and withdrawals                       --             --            --        (222,565)        (40,162)
     Transfers between subaccounts, net                (34)            --        10,802       2,296,947         720,669
                                           -----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions              620,068         20,401       124,118       2,105,268         675,446
                                           -----------------------------------------------------------------------------
Net increase (decrease) in net assets              648,733         21,541       129,367       2,300,419         978,458
Net assets at beginning of year                         --             --            --       1,179,146         200,688
                                           -----------------------------------------------------------------------------
Net assets at end of year                  $       648,733   $     21,541   $   129,367   $   3,479,565   $   1,179,146
                                           =============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                           Rydex VT
                                                       Rydex VT                   Government Long Bond 1.2x
                                                  Financial Services                       Strategy
                                                2007              2006              2007              2006
                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (16,986)    $         799     $      58,186     $     118,336
     Capital gains distributions                  12,070            86,062                --                --
     Realized capital gain (loss) on
       sales of fund shares                      (33,082)          103,147           (26,694)         (195,854)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (161,712)           87,266           119,713           (52,315)
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (199,710)          277,274           151,205          (129,833)

   From contract owner transactions:
     Variable annuity deposits                     6,659            69,735            37,487           190,173
     Contract owner maintenance charges          (15,610)          (19,932)          (25,025)          (55,504)
     Terminations and withdrawals               (157,988)         (280,948)         (252,428)         (934,266)
     Transfers between subaccounts, net       (1,713,118)          323,852        (1,839,863)          665,193
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (1,880,057)           92,707        (2,079,829)         (134,404)
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets         (2,079,767)          369,981        (1,928,624)         (264,237)
Net assets at beginning of year                2,150,275         1,780,294         4,099,298         4,363,535
                                           --------------------------------------------------------------------
Net assets at end of year                  $      70,508     $   2,150,275     $   2,170,674     $   4,099,298
                                           ====================================================================

                                                       Rydex VT                            Rydex VT
                                                     Health Care                        Hedged Equity
                                                2007              2006              2007              2006
                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (18,535)    $     (23,392)    $       5,176     $         620
     Capital gains distributions                   3,806            67,563             2,266             1,358
     Realized capital gain (loss) on
       sales of fund shares                      199,011           130,410             2,757                (2)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           (89,913)         (105,646)           (7,158)           (1,436)
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       94,369            68,935             3,041               540

   From contract owner transactions:
     Variable annuity deposits                     5,356            77,294            10,476               200
     Contract owner maintenance charges          (14,758)          (18,931)             (856)             (113)
     Terminations and withdrawals               (159,368)         (229,998)           (2,900)              (55)
     Transfers between subaccounts, net       (1,422,783)         (145,086)           85,252            59,887
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (1,591,553)         (316,721)           91,972            59,919
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets         (1,497,184)         (247,786)           95,013            60,459
Net assets at beginning of year                1,717,044         1,964,830            60,459                --
                                           --------------------------------------------------------------------
Net assets at end of year                  $     219,860     $   1,717,044     $     155,472     $      60,459
                                           ====================================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Rydex VT                     Rydex VT
                                                     Internet              Inverse Dow 2x Strategy
                                              2007              2006          2007         2006
                                           -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (2,682)       $   (1,057)  $       (20)  $     (266)
      Capital gains distributions                  --                --            --           --
      Realized capital gain (loss) on
         sales of fund shares                  51,425            (6,541)       (1,017)      41,171
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (592)            1,025            --           --
                                           --------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   48,151            (6,573)       (1,037)      40,905

   From contract owner transactions:
      Variable annuity deposits                 4,722               583            271           9
      Contract owner maintenance charges       (1,421)           (1,127)           (7)         (10)
      Terminations and withdrawals            (10,878)           (5,328)          (17)      (1,275)
      Transfers between subaccounts, net       (5,691)          (40,468)          790      (39,629)
                                           --------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                            (13,268)          (46,340)        1,037      (40,905)
                                           --------------------------------------------------------
Net increase (decrease) in net assets          34,883           (52,913)           --           --
Net assets at beginning of year                 2,518            55,431            --           --
                                           --------------------------------------------------------
Net assets at end of year                  $   37,401        $    2,518   $        --   $       --
                                           ========================================================

                                                     Rydex VT
                                           Inverse Government Long Bond           Rydex VT
                                                     Strategy             Inverse Mid-Cap Strategy
                                               2007             2006          2007            2006
                                           --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   41,012        $   (1,537)  $    40,048   $      (61)
      Capital gains distributions                  --                --            --           --
      Realized capital gain (loss) on
        sales of fund shares                  (64,192)            1,881       (62,376)      (6,018)
      Change in unrealized appreciation/
        depreciation on investments
        during the year                       (68,301)            3,525       (95,669)          --
                                           --------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                  (91,481)            3,869      (117,997)      (6,079)

   From contract owner transactions:
      Variable annuity deposits                 1,660               389         4,145           94
      Contract owner maintenance charges       (2,590)           (1,080)       (3,384)          (8)
      Terminations and withdrawals            (13,109)           (4,539)       (7,582)         (24)
      Transfers between subaccounts, net      931,266          (126,781)    1,455,650        6,017
                                           --------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                            917,227          (132,011)    1,448,829        6,079
                                           --------------------------------------------------------
Net increase (decrease) in net assets         825,746          (128,142)    1,330,832           --
Net assets at beginning of year                77,428           205,570            --           --
                                           --------------------------------------------------------
Net assets at end of year                  $  903,174        $   77,428   $ 1,330,832   $       --
                                           ========================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                       Rydex VT
                                                Inverse OTC Strategy       Inverse Russell 2000 Strategy
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      89,927   $      (1,138)  $        (660)  $        (395)
      Capital gains distributions                     --              --              --              --
      Realized capital gain (loss) on
         sales of fund shares                   (188,177)        (10,329)        (21,836)        (30,470)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (154,153)           (489)        (23,922)             --
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    (252,403)        (11,956)        (46,418)        (30,865)

   From contract owner transactions:
      Variable annuity deposits                    2,026             386           4,023             267
      Contract owner maintenance charges          (6,934)         (2,449)         (2,866)           (440)
      Terminations and withdrawals               (71,038)         (8,619)         (7,054)           (516)
      Transfers between subaccounts, net       2,939,008          46,086       1,539,585          (3,399)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                             2,863,062          35,404       1,533,688          (4,088)
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          2,610,659          23,448       1,487,270         (34,953)
Net assets at beginning of year                   33,639          10,191           7,563          42,516
                                           --------------------------------------------------------------
Net assets at end of year                  $   2,644,298   $      33,639   $   1,494,833   $       7,563
                                           ==============================================================

                                                      Rydex VT                        Rydex VT
                                              Inverse S&P 500 Strategy             Japan 1.25x Strategy
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     114,185   $        (143)  $      25,313   $       4,906
      Capital gains distributions                     --              --              --          50,671
      Realized capital gain (loss) on
         sales of fund shares                   (171,087)        (24,184)        (82,157)        (71,705)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (198,242)          4,818         (17,958)        (74,508)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    (255,144)        (19,509)        (74,802)        (90,636)

   From contract owner transactions:
      Variable annuity deposits                      579           1,155           2,610          14,070
      Contract owner maintenance charges          (7,102)         (1,231)         (4,662)         (3,611)
      Terminations and withdrawals               (69,911)         (7,501)        (27,834)        (12,136)
      Transfers between subaccounts, net       2,852,690        (304,886)        271,718         116,725
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                             2,776,256        (312,463)        241,832         115,048
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          2,521,112        (331,972)        167,030          24,412
Net assets at beginning of year                   30,394         362,366         356,986         332,574
                                           --------------------------------------------------------------
Net assets at end of year                  $   2,551,506   $      30,394   $     524,016   $     356,986
                                           ==============================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Rydex VT                      Rydex VT
                                                  Large Cap Growth              Large Cap Value
                                                2007           2006           2007           2006
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (13,482)  $     (8,323)  $     (3,268)  $   (10,473)
      Capital gains distributions                 26,550          9,167        108,544        10,824
      Realized capital gain (loss) on
         sales of fund shares                     11,615        106,520         57,654       128,387
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (33,014)        17,222       (211,210)         (141)
                                            ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      (8,331)       124,586        (48,280)      128,597

   From contract owner transactions:
      Variable annuity deposits                    3,272          4,411         37,468        16,809
      Contract owner maintenance
         charges                                 (11,078)        (8,087)       (14,753)      (11,557)
      Terminations and withdrawals               (33,373)       (67,956)      (114,766)      (65,131)
      Transfers between subaccounts, net         824,390     (1,796,650)      (630,919)      868,780
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions           783,211     (1,868,282)      (722,970)      808,901
                                            ---------------------------------------------------------
Net increase (decrease) in net assets            774,880     (1,743,696)      (771,250)      937,498
Net assets at beginning of year                  401,851      2,145,547      1,535,910       598,412
                                            ---------------------------------------------------------
Net assets at end of year                   $  1,176,731   $    401,851   $    764,660   $ 1,535,910
                                            =========================================================

                                                      Rydex VT                     Rydex VT
                                                      Leisure               Mid-Cap 1.5x Strategy
                                                2007           2006           2007           2006
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (22,969)  $    (23,655)  $      1,513   $    (2,720)
      Capital gains distributions                 15,736        122,425         67,028        84,730
      Realized capital gain (loss) on
         sales of fund shares                    277,032         25,929       (105,063)       20,289
      Change in unrealized appreciation
         depreciation on investments
         during the year                        (262,456)       306,002         (2,120)      (74,786)
                                            ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                       7,343        430,701        (38,642)       27,513

   From contract owner transactions:
      Variable annuity deposits                   18,290         64,628         28,052        37,972
      Contract owner maintenance
         charges                                 (18,435)       (22,410)        (5,412)       (3,447)
      Terminations and withdrawals              (165,199)      (281,649)       (33,096)       (4,827)
      Transfers between subaccounts, net      (3,742,897)     2,387,177        217,455      (241,490)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions        (3,908,241)     2,147,746        206,999      (211,792)
                                            ---------------------------------------------------------
Net increase (decrease) in net assets         (3,900,898)     2,578,447        168,357      (184,279)
Net assets at beginning of year                3,991,650      1,413,203        365,850       550,129
                                            ---------------------------------------------------------
Net assets at end of year                   $     90,752   $  3,991,650   $    534,207   $   365,850
                                            =========================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Rydex VT                       Rydex VT
                                                  Mid Cap Growth                 Mid Cap Value
                                                2007           2006           2007           2006
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (10,637)  $     (2,551)  $     (6,124)  $      (116)
      Capital gains distributions                 79,593          9,531            243            --
      Realized capital gain (loss) on
         sales of fund shares                     57,418          3,873         51,111       (12,216)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (77,728)        (4,621)       (37,006)       26,053
                                            ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      48,646          6,232          8,224        13,721

   From contract owner transactions:
      Variable annuity deposits                    3,615         30,618         48,863        40,444
      Contract owner maintenance
         charges                                  (6,668)        (1,677)        (8,610)       (1,253)
      Terminations and withdrawals               (52,827)       (12,467)       (50,280)       (8,245)
      Transfers between subaccounts, net         894,368       (614,778)        80,159        74,296
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions           838,488       (598,304)        70,132       105,242
                                            ---------------------------------------------------------
Net increase (decrease) in net assets            887,134       (592,072)        78,356       118,963
Net assets at beginning of year                  202,916        794,988        183,011        64,048
                                            ---------------------------------------------------------
Net assets at end of year                   $  1,090,050   $    202,916    $   261,367   $   183,011
                                            =========================================================

                                                      Rydex VT                     Rydex VT
                                                       Nova                          OTC
                                                2007           2006           2007           2006
                                            ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (58,868)  $      7,600   $    (28,103)  $    (5,683)
      Capital gains distributions                     --             --             --            --
      Realized capital gain (loss) on
         sales of fund shares                  1,185,066      1,530,438        303,474       (19,170)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (920,408)       (48,449)        48,214        25,785
                                            ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     205,790      1,489,589        323,585           932

   From contract owner transactions:
      Variable annuity deposits                   20,312        220,988         42,620           552
      Contract owner maintenance
         charges                                 (72,142)       (76,984)       (23,873)       (3,167)
      Terminations and withdrawals              (638,917)    (1,084,200)      (188,602)      (10,097)
      Transfers between subaccounts, net      (6,120,454)    (5,285,628)     2,159,628       253,002
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions        (6,811,201)    (6,225,824)     1,989,773       240,290
                                            ---------------------------------------------------------
Net increase (decrease) in net assets         (6,605,411)    (4,736,235)     2,313,358       241,222
Net assets at beginning of year                8,397,399     13,133,634        618,298       377,076
                                            ---------------------------------------------------------
Net assets at end of year                   $  1,791,988   $  8,397,399   $  2,931,656   $   618,298
                                            =========================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                    Rydex VT
                                                  Precious Metals               Real Estate
                                                 2007          2006          2007          2006
                                             -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $   (16,914)  $   (16,899)  $   (20,896)  $     32,237
     Capital gains distributions                      --            --        42,601        136,040
     Realized capital gain (loss) on sales
       of fund shares                            (30,226)      401,653       329,534        202,991
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                   55,025      (196,425)     (537,512)       407,551
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                               7,885       188,329      (186,273)       778,819

   From contract owner transactions:
     Variable annuity deposits                    48,343       102,152        43,054        143,205
     Contract owner maintenance charges          (15,741)      (13,913)      (22,827)       (33,496)
     Terminations and withdrawals               (123,326)     (260,841)     (241,205)      (352,034)
     Transfers between subaccounts, net        2,921,109    (1,657,104)   (4,219,309)     2,772,358
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions          2,830,385    (1,829,706)   (4,440,287)     2,530,033
                                             -------------------------------------------------------

Net increase (decrease) in net assets          2,838,270    (1,641,377)   (4,626,560)     3,308,852
Net assets at beginning of year                  181,558     1,822,935     4,929,012      1,620,160
                                             -------------------------------------------------------
Net assets at end of year                    $ 3,019,828   $   181,558   $   302,452   $  4,929,012
                                             =======================================================

                                                      Rydex VT                    Rydex VT
                                                     Retailing           Russell 2000 1.5x Strategy
                                                 2007          2006          2007          2006
                                             -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $   (18,181)  $   (21,491)  $       983   $     (4,226)
     Capital gains distributions                  34,273        51,567        16,914             --
     Realized capital gain (loss) on sales
       of fund shares                             26,545       163,081       (20,232)        49,192
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (69,015)      (43,211)      (38,662)        15,453
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                             (26,378)      149,946       (40,997)        60,419

   From contract owner transactions:
     Variable annuity deposits                     3,920        53,010         8,560         13,749
     Contract owner maintenance charges          (15,001)      (18,830)       (3,824)        (5,016)
     Terminations and withdrawals               (152,406)     (274,222)       (5,121)        (8,858)
     Transfers between subaccounts, net       (1,795,602)      758,598       (64,565)       176,746
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions         (1,959,089)      518,556       (64,950)       176,621
                                             -------------------------------------------------------
Net increase (decrease) in net assets         (1,985,467)      668,502      (105,947)       237,040
Net assets at beginning of year                2,042,701     1,374,199       348,548        111,508
                                             -------------------------------------------------------
Net assets at end of year                    $    57,234   $ 2,042,701   $   242,601   $    348,548
                                             =======================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                    Rydex VT
                                                  Sector Rotation             Small Cap Growth
                                                 2007          2006          2007          2006
                                             ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $   (14,908)  $   (16,366)  $    (9,566)  $   (11,231)
     Capital gains distributions                  92,321        44,822        25,847        57,235
     Realized capital gain (loss) on sales
       of fund shares                             17,780        60,925       (33,511)       23,305
     Change in unrealized
       appreciation/depreciation on
       investments during the year               117,895       (30,367)      (40,992)       36,440
                                             ------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                             213,088        59,014       (58,222)      105,749

   From contract owner transactions:
     Variable annuity deposits                    15,223     2,065,263         1,670        57,381
     Contract owner maintenance charges          (13,397)      (13,937)       (7,206)       (9,188)
     Terminations and withdrawals                (33,535)      (17,807)      (72,038)      (60,751)
     Transfers between subaccounts, net          143,328    (2,495,879)     (519,843)     (496,541)
                                             ------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions            111,619      (462,360)     (597,417)     (509,099)
                                             ------------------------------------------------------
Net increase (decrease) in net assets            324,707      (403,346)     (655,639)     (403,350)
Net assets at beginning of year                  949,048     1,352,394       927,362     1,330,712
                                             ------------------------------------------------------
Net assets at end of year                    $ 1,273,755   $   949,048   $   271,723   $   927,362
                                             ======================================================

                                                      Rydex VT                    Rydex VT
                                                  Small Cap Value                Technology
                                                 2007          2006          2007          2006
                                             ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $    (3,980)  $    (9,999)  $   (14,110)  $    (3,135)
     Capital gains distributions                  23,058        52,748            --            --
     Realized capital gain (loss) on sales
       of fund shares                            (10,572)       41,580        52,397       (12,361)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (31,710)        5,706       (16,644)        7,027
                                             ------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                             (23,204)       90,035        21,643        (8,469)

   From contract owner transactions:
     Variable annuity deposits                     1,878        43,490        31,826        41,870
     Contract owner maintenance charges           (4,144)      (12,362)      (10,679)       (2,105)
     Terminations and withdrawals                (30,917)      (60,358)     (162,587)       (7,208)
     Transfers between subaccounts, net       (1,183,834)      945,050       249,846        60,960
                                             ------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions         (1,217,017)      915,820       108,406        93,517
                                             ------------------------------------------------------
Net increase (decrease) in net assets         (1,240,221)    1,005,855       130,049        85,048
Net assets at beginning of year                1,366,188       360,333       258,757       173,709
                                             ------------------------------------------------------
Net assets at end of year                    $   125,967   $ 1,366,188   $   388,806   $   258,757
                                             ======================================================

See accompanying notes.

                          Variable Annuity Account A -
                            AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                        Rydex VT                  Rydex VT
                                                   Telecommunications          Transportation
                                                 2007          2006          2007          2006
                                             -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $    (33,441)  $      (998)  $   (16,825)  $   (23,489)
     Capital gains distributions                       --        17,425        26,414            --
     Realized capital gain (loss) on sales
       of fund shares                             221,002        41,041       102,910       178,447
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (124,418)      131,401       (80,890)     (146,941)
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                               63,143       188,869        31,609         8,017

   From contract owner transactions:
     Variable annuity deposits                     59,639        53,625         5,477        52,348
     Contract owner maintenance charges           (26,459)      (16,726)      (14,273)      (19,681)
     Terminations and withdrawals                (258,778)     (265,550)     (141,906)     (291,077)
     Transfers between subaccounts, net        (1,349,432)      347,052    (1,500,830)      340,027
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions          (1,575,030)      118,401    (1,651,532)       81,617
                                             -------------------------------------------------------
Net increase (decrease) in net assets          (1,511,887)      307,270    (1,619,923)       89,634
Net assets at beginning of year                 1,605,368     1,298,098     1,666,581     1,576,947
                                             -------------------------------------------------------
Net assets at end of year                    $     93,481   $ 1,605,368   $    46,658   $ 1,666,581
                                             =======================================================

                                                       Rydex VT                    Rydex VT
                                             U.S. Government Money Market         Utilities
                                                 2007          2006          2007          2006
                                             -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $    314,427   $   339,359   $       716   $    52,266
     Capital gains distributions                       --            --       289,844        38,130
     Realized capital gain (loss) on sales
       of fund shares                                  --            --       648,008       119,907
     Change in unrealized
       appreciation/depreciation on
       investments during the year                     --            --      (623,180)      304,580
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              314,427       339,359       315,388       514,883

   From contract owner transactions:
     Variable annuity deposits                 10,626,971     9,076,922        97,357        66,799
     Contract owner maintenance charges          (133,829)     (152,632)      (34,330)      (30,213)
     Terminations and withdrawals              (1,513,773)   (2,230,356)     (244,519)     (313,158)
     Transfers between subaccounts, net        (8,982,874)   (6,542,169)   (1,598,808)    2,208,857
                                             -------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions              (3,505)      151,765    (1,780,300)    1,932,285
                                             -------------------------------------------------------
Net increase (decrease) in net assets             310,922       491,124    (1,464,912)    2,447,168
Net assets at beginning of year                 9,683,750     9,192,626     4,349,404     1,902,236
                                             -------------------------------------------------------
Net assets at end of year                    $  9,994,672   $ 9,683,750   $ 2,884,492   $ 4,349,404
                                             =======================================================

See accompanying notes.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                              SBL                         SBL
                                                             Global                 Small Cap Value
                                                      2007          2006          2007          2006
                                                  -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                 $    (12,913)  $   (12,770)  $   (12,098)  $    (6,216)
     Capital gains distributions                            --            --            --            --
     Realized capital gain (loss) on
       sales of fund shares                            143,792        76,398       102,692        59,485
     Change in unrealized
       appreciation/depreciation on investments
       during the year                                 (27,313)       45,219       (32,554)      (28,780)
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                        103,566       108,847        58,040        24,489

   From contract owner transactions:
     Variable annuity deposits                           8,956       180,299        62,121        65,643
     Contract owner maintenance charges                (14,261)      (13,507)      (10,856)       (3,606)
     Terminations and withdrawals                     (144,595)     (154,989)     (127,304)      (15,108)
     Transfers between subaccounts, net                 28,824       161,962       104,704      (108,795)
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                      (121,076)      173,765        28,665       (61,866)
                                                  -------------------------------------------------------
Net increase (decrease) in net assets                  (17,510)      282,612        86,705       (37,377)
Net assets at beginning of year                      1,117,082       834,470       462,117       499,494
                                                  -------------------------------------------------------
Net assets at end of year                         $  1,099,572   $ 1,117,082   $   548,822   $   462,117
                                                  =======================================================

                                                           Templeton                    Templeton
                                                  Developing Markets Securities    Foreign Securities
                                                       2007           2006         2007          2006
                                                  -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                 $      2,663   $      (978)  $     1,967   $      (877)
     Capital gains distributions                        23,568            --        17,445            --
     Realized capital gain (loss) on
       sales of fund shares                             18,942        44,192        10,419        35,760
     Change in unrealized
       appreciation/depreciation on investments
       during the year                                  26,894        26,355        19,802        36,413
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                         72,067        69,569        49,633        71,296

   From contract owner transactions:
     Variable annuity deposits                              80            --            --            --
     Contract owner maintenance charges                 (2,223)       (1,943)       (2,635)       (2,457)
     Terminations and withdrawals                       (1,678)         (946)         (357)         (647)
     Transfers between subaccounts, net                (30,590)     (100,000)      (19,266)      (78,020)
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                       (34,411)     (102,889)      (22,258)      (81,124)
                                                  -------------------------------------------------------
Net increase (decrease) in net assets                   37,656       (33,320)       27,375        (9,828)
Net assets at beginning of year                        307,510       340,830       365,455       375,283
                                                  -------------------------------------------------------
Net assets at end of year                         $    345,166   $   307,510   $   392,830   $   365,455
                                                  =======================================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                        Van Kampen
                                                           LIT              Wells Fargo
                                                        Government   Advantage Opportunity VT
                                                           2007          2007         2006
                                                        --------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                       $      (90)  $    (2,600)  $   (2,862)
     Capital gains distributions                                --        20,649       20,723
     Realized capital gain (loss) on sales
       of fund shares                                            1        36,691       12,854
     Change in unrealized appreciation/
       depreciation on investments
       during the year                                         438       (61,107)      (9,596)
                                                        --------------------------------------
   Net increase (decrease) in net
     assets from operations                                    349        (6,367)      21,119

   From contract owner transactions:
     Variable annuity deposits                                  --        11,958        8,271
     Contract owner maintenance
       charges                                                 (43)       (1,927)        (572)
     Terminations and withdrawals                              (31)     (104,472)      (1,632)
     Transfers between subaccounts, net                     63,022       342,568       (6,559)
                                                        --------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions                       62,948       248,127         (492)
                                                        --------------------------------------
Net increase (decrease) in net assets                       63,297       241,760       20,627
Net assets at beginning of year                                 --       222,862      202,235
                                                        --------------------------------------
Net assets at end of year                               $   63,297   $   464,622   $  222,862
                                                        ======================================

See accompanying notes.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account A - AdvisorDesigns Variable Annuity (the Account) is a deferred variable annuity account offered by First Security Benefit Life
Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A, a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                   Subaccount                                              Mutual Fund
---------------------------------------------------------------------------------------------------------------
                                                     AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation                          AIM V.I. Capital Appreciation - Series I
AIM V.I. International Growth                          AIM V.I. International Growth - Series II
AIM V.I. Mid Cap Core Equity*****                      AIM V.I. Mid Cap Core Equity - Series II
                                                     Rafferty Asset Management, LLC:
Direxion Dynamic VP HY Bond                            Direxion Dynamic VP HY Bond
                                                     The Dreyfus Corporation:
Dreyfus VIF International Value                        Dreyfus VIF International Value - Service
                                                     Federated Insurance Series:
Federated Fund for U.S. Government Securities II       Federated Fund for U.S. Government Securities II
Federated High Income Bond II                          Federated High Income Bond Fund II - (Service)
                                                     Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund                                Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                      Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                                 Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond                     Fidelity VIP Investment Grade Bond - Service Class 2
                                                     Franklin Advisers, Inc.:
Franklin Small-Mid Cap Growth Securities*              Franklin Small-Mid Cap Growth Securities Fund - Class 2

*     No longer available for investment.

***** These  subaccounts  were  available  for  investment  in  2006;   however,
      investments were not made until 2007.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                  Subaccount                                            Mutual Fund
----------------------------------------------------------------------------------------------------------------
                                                 The Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Guardian                      Neuberger Berman AMT Guardian - Class I
Neuberger Berman AMT Partners                      Neuberger Berman AMT Partners - Class I
                                                 OppenheimerFunds, Inc:
Oppenheimer Main Street Small Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA Service
                                                 Pacific Investment Management Company Variable Insurance Trust:
PIMCO VIT Low Duration                             PIMCO Low Duration Portfolio - Administrative Class
PIMCO VIT Real Return                              PIMCO Real Return Portfolio - Administrative Class
PIMCO VIT StocksPLUS Growth and Income***          PIMCO VIT StockPLUS Growth and Income - Administrative Class
PIMCO VIT Total Return                             PIMCO VIT Total Return Portfolio - Administrative Class
                                                 The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo                         RVT CLS AdvisorOne Amerigo
RVT CLS AdvisorOne Berolina                        RVT CLS AdvisorOne Berolina
RVT CLS AdvisorOne Clermont                        RVT CLS AdvisorOne Clermont
Rydex VT Absolute Return Strategies*****           Rydex VT Absolute Return Strategies
Rydex VT Banking                                   Rydex VT Banking
Rydex VT Basic Materials                           Rydex VT Basic Materials
Rydex VT Biotechnology                             Rydex VT Biotechnology
Rydex VT Commodities Strategy                      Rydex VT Commodities Strategy
Rydex VT Consumer Products                         Rydex VT Consumer Products
Rydex VT Dow 2x Strategy**                         Rydex VT Dow 2x Strategy
Rydex VT OTC 2x Strategy**                         Rydex VT OTC 2x Strategy
Rydex VT Russell 2000 2x Strategy**, *****         Rydex VT Russell 2000 2x Strategy
Rydex VT S&P 500 2x Strategy**                     Rydex VT S&P 500 2x Strategy
Rydex VT Strengthening Dollar 2x Strategy**        Rydex VT Strengthening Dollar 2x Strategy
Rydex VT Weakening Dollar 2x Strategy**            Rydex VT Weakening Dollar 2x Strategy
Rydex VT Electronics                               Rydex VT Electronics
Rydex VT Energy                                    Rydex VT Energy
Rydex VT Energy Services                           Rydex VT Energy Services
Rydex VT EP Aggressive*****                        Rydex VT EP Aggressive
Rydex VT EP Conservative*****                      Rydex VT EP Conservative

** Prior to June 30, 2007 this was Rydex VT Dynamic Dow, Rydex VT Dynamic OTC, Rydex VT Dynamic Russell 2000, Rydex VT Dynamic S&P 500, Rydex VT Dynamic Strengthening Dollar, and Rydex VT Dynamic Weakening Dollar, respectively.

*** These subaccounts were available for investment in 2007; however, there was no activity.

***** These  subaccounts  were  available  for  investment  in  2006;   however,
      investments were not made until 2007.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                   Subaccount                                         Mutual Fund
------------------------------------------------------------------------------------------------------
                                                     The Rydex Variable Trust (continued):
Rydex VT EP Moderate*****                              Rydex VT EP Moderate
Rydex VT Europe 1.25x Strategy**                       Rydex VT Europe 1.25x Strategy
Rydex VT Financial Services                            Rydex VT Financial Services
Rydex VT Government Long Bond 1.2x Strategy**          Rydex VT Government Long Bond 1.2x Strategy
Rydex VT Health Care                                   Rydex VT Health Care
Rydex VT Hedged Equity                                 Rydex VT Hedged Equity
Rydex VT Internet                                      Rydex VT Internet
Rydex VT Inverse Dow 2x Strategy**                     Rydex VT Inverse Dow 2x Strategy
Rydex VT Inverse Government Long Bond Strategy**       Rydex VT Inverse Government Long Bond Strategy
Rydex VT Inverse Mid-Cap Strategy**                    Rydex VT Inverse Mid-Cap Strategy
Rydex VT Inverse OTC Strategy**                        Rydex VT Inverse OTC Strategy
Rydex VT Inverse Russell 2000 Strategy**               Rydex VT Inverse Russell 2000 Strategy
Rydex VT Inverse S&P 500 Strategy**                    Rydex VT Inverse S&P 500 Strategy
Rydex VT Japan 1.25x Strategy**                        Rydex VT Japan 1.25x Strategy
Rydex VT Large Cap Growth                              Rydex VT Large Cap Growth
Rydex VT Large Cap Value                               Rydex VT Large Cap Value
Rydex VT Leisure                                       Rydex VT Leisure
Rydex VT Mid-Cap 1.5x Strategy**                       Rydex VT Mid-Cap 1.5x Strategy
Rydex VT Mid Cap Growth                                Rydex VT Mid Cap Growth
Rydex VT Mid Cap Value                                 Rydex VT Mid Cap Value
Rydex VT Multi-Cap Core Equity***                      Rydex VT Multi-Cap Core Equity
Rydex VT Nova                                          Rydex VT Nova
Rydex VT OTC                                           Rydex VT OTC
Rydex VT Precious Metals                               Rydex VT Precious Metals
Rydex VT Real Estate                                   Rydex VT Real Estate
Rydex VT Retailing                                     Rydex VT Retailing
Rydex VT Russell 2000 1.5x Strategy**                  Rydex VT Russell 2000 1.5x Strategy
Rydex VT Sector Rotation                               Rydex VT Sector Rotation
Rydex VT Small Cap Growth                              Rydex VT Small Cap Growth

* Prior to June 30, 2007 this was Rydex VT Europe Advantage, Rydex VT Government Long Bond Advantage, Rydex VT Inverse Dynamic Dow, Rydex VT Inverse Government Long Bond, Rydex VT Inverse Mid Cap, Rydex VT Inverse OTC, Rydex VT Inverse Russell 2000, Rydex VT Inverse S&P 500, Rydex VT Japan Advantage, Rydex VT Mid Cap Advantage, and Rydex VT Russell 2000 Advantage, respectively.

*** These subaccounts were available for investment in 2007; however, there was no activity.

***** These  subaccounts  were  available  for  investment  in  2006;   however,
      investments were not made until 2007.

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                 Subaccount                                        Mutual Fund
----------------------------------------------------------------------------------------------------
                                                The Rydex Variable Trust (continued):
Rydex VT Small Cap Value                          Rydex VT Small Cap Value
Rydex VT Technology                               Rydex VT Technology
Rydex VT Telecommunications                       Rydex VT Telecommunications
Rydex VT Transportation                           Rydex VT Transportation
Rydex VT U.S. Government Money Market             Rydex VT U.S. Government Money Market
Rydex VT Utilities                                Rydex VT Utilities
                                                SBL Fund:
SBL Global                                        SBL Fund Series D
SBL Small Cap Value                               SBL Fund Series Q
                                                Templeton Asset Management LTD.:
Templeton Developing Markets Securities****       Templeton Developing Markets Securities - Class 2
Templeton Foreign Securities****                  Templeton Foreign Securities - Class 2
                                                Van Kampen Asset Management:
Van Kampen LIT Government*****                    Van Kampen LIT Government - Class II
                                                Wells Capital Management Inc.:
Wells Fargo Advantage Opportunity VT              Wells Fargo Advantage Opportunity VT

****  No longer available for investment as of May 1, 2004.

***** These  subaccounts  were  available  for  investment  in  2006;   however,
      investments were not made until 2007.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

AIM Advisors, Inc. serves as investment advisor for the AIM Variable Insurance Funds. Rafferty Asset Management, LLC is the investment advisor for the Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation serves as investment advisor for the Dreyfus VIF International Value Portfolio. Federated Investment Management Company serves as investment advisor for the Federated Insurance Series. Fidelity Management & Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products. FMR has engaged FMR Co. Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far East), Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged Geode to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc.
(FIMM) to provide subadvisory services to Fidelity VIP

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Grade Bond. Franklin Advisors, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management, Inc.
(NBMI) serves as investment advisor for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC, to provide subadvisory services for The Neuberger Berman Advisors Management Trust. OppenheimerFunds, Inc. is the investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC (PIMCO) serves as investment advisor for the PIMCO Variable Insurance Trust. Rydex Investments serves as investment advisor for The Rydex Variable Trust. Rydex has engaged CLS Investment Firm, LLC to provide subadvisory service to RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by SBL. SBL is a wholly owned subsidiary of Security Benefit Corporation (SBC). SI has engaged Security Global Investors, LLC, a limited liability company also controlled by SBL, and OppenheimerFunds, Inc. to provide subadvisory services to SBL Global and Wells Capital Management Incorporated to provide subadvisory services to SBL Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services for the Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Capital Management serves as investment advisor for the Wells Fargo Advantage Opportunity VT Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, were as follows:

                                                         Cost of        Proceeds
                     Subaccount                         Purchases      from Sales
-----------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                         $     106,285   $    106,840
AIM V.I. International Growth                             1,525,927        984,404
AIM V.I. Mid Cap Core Equity                                250,119         36,511
Direxion Dynamic VP HY Bond                              10,681,612      7,368,457
Dreyfus VIF International Value                             246,339        118,989
Federated Fund for U.S. Government Securities II             64,444         79,521
Federated High Income Bond II                             4,019,519      3,888,715
Fidelity VIP Contrafund                                   5,742,556      1,564,950
Fidelity VIP Growth Opportunities                         3,268,055         98,189
Fidelity VIP Index 500                                      701,662        880,668
Fidelity VIP Investment Grade Bond                          416,693        116,520
Franklin Small-Mid Cap Growth Securities                     21,665         21,461
Neuberger Berman AMT Guardian                               102,217         66,910
Neuberger Berman AMT Partners                               448,719        377,195
Oppenheimer Main Street Small Cap Fund/VA                     8,186         11,028
PIMCO VIT Low Duration                                      656,778         71,080
PIMCO VIT Real Return                                       236,361        534,726
PIMCO VIT Total Return                                    1,767,925      1,075,165
RVT CLS AdvisorOne Amerigo                                1,663,677      3,106,280
RVT CLS AdvisorOne Berolina                               3,366,268        741,027
RVT CLS AdvisorOne Clermont                               1,223,015      2,609,208
Rydex VT Absolute Return Strategies                          67,334          9,218
Rydex VT Banking                                            810,467      2,078,857
Rydex VT Basic Materials                                  5,360,901      6,871,642
Rydex VT Biotechnology                                    3,874,292      3,647,431
Rydex VT Commodities Strategy                             2,408,139        867,145
Rydex VT Consumer Products                                3,860,470      2,740,986
Rydex VT Dow 2x Strategy                                  8,029,052      8,827,331
Rydex VT OTC 2x Strategy                                  7,769,797      7,683,143
Rydex VT Russell 2000 2x Strategy                           188,720        184,528
Rydex VT S&P 500 2x Strategy                                395,128        380,175
Rydex VT Strengthening Dollar 2x Strategy                    79,661         79,774

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of        Proceeds
                     Subaccount                         Purchases      from Sales
-----------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x Strategy                 $     182,320   $  1,725,677
Rydex VT Electronics                                      3,371,146      3,361,572
Rydex VT Energy                                          11,843,766      9,516,480
Rydex VT Energy Services                                  8,310,358      6,063,494
Rydex VT EP Aggressive                                      653,859         18,341
Rydex VT EP Conservative                                     21,223            104
Rydex VT EP Moderate                                        128,332          2,143
Rydex VT Europe 1.25x Strategy                            6,249,967      3,807,041
Rydex VT Financial Services                               1,068,951      2,953,925
Rydex VT Government Long Bond 1.2x Strategy               4,547,218      6,568,876
Rydex VT Health Care                                      1,208,397      2,814,679
Rydex VT Hedged Equity                                      204,598        105,184
Rydex VT Internet                                         3,378,832      3,394,782
Rydex VT Inverse Dow 2x Strategy                            177,689        176,672
Rydex VT Inverse Government Long Bond Strategy            2,832,251      1,874,010
Rydex VT Inverse Mid-Cap Strategy                         2,541,200      1,052,322
Rydex VT Inverse OTC Strategy                            16,263,481     13,310,486
Rydex VT Inverse Russell 2000 Strategy                    5,633,070      4,100,041
Rydex VT Inverse S&P 500 Strategy                         5,673,384      2,782,942
Rydex VT Japan 1.25x Strategy                             3,578,991      3,311,847
Rydex VT Large Cap Growth                                 2,691,884      1,895,605
Rydex VT Large Cap Value                                  4,460,839      5,078,533
Rydex VT Leisure                                          1,322,490      5,237,965
Rydex VT Mid-Cap 1.5x Strategy                            4,895,871      4,620,331
Rydex VT Mid Cap Growth                                   5,095,025      4,187,582
Rydex VT Mid Cap Value                                    5,031,508      4,967,257
Rydex VT Nova                                             6,636,197     13,506,265
Rydex VT OTC                                             11,225,095      9,263,424
Rydex VT Precious Metals                                  5,663,184      2,849,712
Rydex VT Real Estate                                      1,641,919      6,060,500
Rydex VT Retailing                                          612,624      2,555,620
Rydex VT Russell 2000 1.5x Strategy                       4,183,990      4,231,043
Rydex VT Sector Rotation                                    347,745        158,714
Rydex VT Small Cap Growth                                 2,347,178      2,928,314

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of        Proceeds
                     Subaccount                         Purchases      from Sales
-----------------------------------------------------------------------------------
Rydex VT Small Cap Value                              $   1,161,266   $  2,359,204
Rydex VT Technology                                       3,650,571      3,556,275
Rydex VT Telecommunications                               5,283,659      6,892,130
Rydex VT Transportation                                     668,382      2,310,325
Rydex VT U.S. Government Money Market                    64,287,919     63,976,997
Rydex VT Utilities                                        4,609,722      6,099,462
SBL Global                                                1,526,985      1,660,974
SBL Small Cap Value                                       2,618,519      2,601,951
Templeton Developing Markets Securities                      30,783         38,963
Templeton Foreign Securities                                 25,095         27,940
Van Kampen LIT Government                                    63,020            162
Wells Fargo Advantage Opportunity VT                        763,415        497,239

Annuity Reserves

As of December 31, 2007, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.

Administrative Charge                                  Subaccount
-----------------------------------------------------------------------------------------------
         0.25%          SBL Global, SBL Small Cap Value
         0.35%          AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity
         0.40%          Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund,
                        Potomac VP Money Market, and Oppenheimer Main Street Small Cap
                        Fund/VA
         0.45%          Van Kampen LIT Government Fund, Rydex VT Funds (Except RVT
                        CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berlina, and RVT
                        CLS AdvisorOne Clermont)
         0.50%          Federated High Income Bond II and Fidelity Funds, (except Fidelity VIP
                        Index 500, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne
                        Berlina, and RVT CLS AdvisorOne Clermont.)
         0.55%          Fidelity VIP Index 500, Wells Fargo Advantage Opportunity VT, PIMCO
                        VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS
                        Growth and Income, and PIMCO VIT Total Return.
         0.60%          AIM V.I. Capital Appreciation, Federated U.S. Government Securities II,
                        Franklin Small-Mid Cap Growth Series, Neuberger Funds, Templeton
                        Funds.

FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for a portion of the year as disclosed in the financial statements, were as follows:

                                                2007                                2006
                                  ---------------------------------   ----------------------------------
                                                             Net                                Net
                                    Units       Units     Increase      Units       Units     Increase
Subaccount                          Issued    Redeemed   (Decrease)     Issued    Redeemed   (Decrease)
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation        14,465    (13,952)         513      62,342    (67,479)      (5,137)
AIM V.I. International Growth       191,228   (148,230)      42,998       9,171         (4)       9,167
AIM V.I. Mid Cap Core Equity         24,503     (4,320)      20,183          --         --           --
Direxion Dynamic VP HY Bond       1,172,972   (812,846)     360,126   1,113,797   (942,612)     171,185
Dreyfus VIF International Value      24,205    (12,376)      11,829       5,984         (2)       5,982
Federated Fund for U.S.
   Government Securities II           8,134     (9,742)      (1,608)     24,380    (41,595)     (17,215)
Federated High Income Bond II       367,956   (356,753)      11,203     128,742   (210,451)     (81,709)
Fidelity VIP Contrafund             313,396   (114,685)     198,711     105,965   (102,803)       3,162
Fidelity VIP Growth
   Opportunities                    301,338    (21,878)     279,460      39,401    (46,826)      (7,425)
Fidelity VIP Index 500               64,927    (81,374)     (16,447)     99,676    (46,486)      53,190
Fidelity VIP Investment Grade
   Bond                              45,177    (15,552)      29,625      43,249    (30,393)      12,856
Franklin Small-Mid Cap Growth           816     (1,563)        (747)        817       (321)         496
Neuberger Berman AMT Guardian        11,448     (7,808)       3,640      15,616    (19,296)      (3,680)
Neuberger Berman AMT Partners        40,152    (37,560)       2,592      32,507    (23,561)       8,946

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                  2007                               2006
                                  -----------------------------------   --------------------------------
                                                               Net                              Net
                                    Units        Units      Increase     Units      Units     Increase
Subaccount                         Issued      Redeemed    (Decrease)    Issued   Redeemed   (Decrease)
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small
   Cap Fund/VA                          798       (1,014)        (216)    2,029         (1)       2,028
PIMCO VIT Low Duration               66,355       (7,794)      58,561     6,934         (3)       6,931
PIMCO VIT Real Return                31,270      (60,915)     (29,645)   65,884    (20,330)      45,554
PIMCO VIT Total Return              206,487     (135,948)      70,539   130,348    (97,992)      32,356
RVT CLS AdvisorOne Amerigo          153,191     (256,277)    (103,086)  288,964   (280,262)       8,702
RVT CLS AdvisorOne Berolina         343,153      (79,391)     263,762    92,528     (6,557)      85,971
RVT CLS AdvisorOne Clermont          92,610     (244,276)    (151,666)  204,192   (303,695)     (99,503)
Rydex VT Absolute Return
   Strategies                         6,523         (850)       5,673        --         --           --
Rydex VT Banking                     82,937     (187,022)    (104,085)   92,330    (85,915)       6,415
Rydex VT Basic Materials            578,103     (681,426)    (103,323)  300,409   (162,221)     138,188
Rydex VT Biotechnology              591,206     (581,936)       9,270   439,939   (474,047)     (34,108)
Rydex VT Commodities Strategy       472,049     (311,616)     160,433    47,404    (77,416)     (30,012)
Rydex VT Consumer Products          312,979     (236,352)      76,627   351,192   (334,172)      17,020
Rydex VT Dow 2x Strategy            662,764     (756,634)     (93,870)  597,018   (507,719)      89,299
Rydex VT OTC 2x Strategy          1,350,605   (1,344,863)       5,742   138,654   (147,377)      (8,723)
Rydex VT Russell 2000 2x
   Strategy                          25,037      (23,960)       1,077        --         --           --
Rydex VT S&P 500 2x Strategy         37,846      (37,012)         834    92,362    (99,283)      (6,921)
Rydex VT Strengthening Dollar
   2x Strategy                       10,703      (10,661)          42     1,757     (1,757)          --
Rydex VT Weakening Dollar 2x
   Strategy                          14,430     (157,845)    (143,415)  157,930     (7,927)     150,003
Rydex VT Electronics                683,256     (684,814)      (1,558)  464,176   (461,803)       2,373
Rydex VT Energy                     826,888     (740,020)      86,868   185,160   (201,020)     (15,860)
Rydex VT Energy Services          1,037,495     (855,977)     181,518   303,289   (446,382)    (143,093)
Rydex VT EP Aggressive               63,005       (1,107)      61,898        --         --           --
Rydex VT EP Conservative              4,186       (2,083)       2,103        --         --           --
Rydex VT EP Moderate                 13,580       (1,127)      12,453        --         --           --

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                  2007                                   2006
                                   -----------------------------------   ------------------------------------
                                                                Net                                   Net
                                      Units       Units      Increase      Units        Units      Increase
Subaccount                           Issued     Redeemed    (Decrease)    Issued      Redeemed    (Decrease)
-------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x
   Strategy                          481,445     (331,051)     150,394     399,035     (330,356)      68,679
Rydex VT Financial Services          110,808     (287,144)    (176,336)    187,706     (174,059)      13,647
Rydex VT Government Long
   Bond 1.2x Strategy                588,745     (784,063)    (195,318)    555,394     (550,601)       4,793
Rydex VT Health Care                 150,940     (309,658)    (158,718)    169,016     (196,640)     (27,624)
Rydex VT Hedged Equity                19,517       (9,947)       9,570       5,991          (17)       5,974
Rydex VT Internet                    767,835     (762,139)       5,696     252,803     (262,465)      (9,662)
Rydex VT Inverse Dow 2x
   Strategy                           41,302      (41,302)          --     207,452     (207,452)          --
Rydex VT Inverse Government
   Long Bond Strategy                542,879     (425,412)     117,467     311,556     (329,009)     (17,453)
Rydex VT Inverse Mid-Cap
   Strategy                          414,840     (210,195)     204,645      49,366      (49,366)          --
Rydex VT Inverse OTC
   Strategy                        2,851,005   (2,399,267)     451,738     338,638     (335,124)       3,514
Rydex VT Inverse Russell
   2000 Strategy                   1,314,796   (1,088,405)     226,391     159,655     (164,001)      (4,346)
Rydex VT Inverse S&P 500
   Strategy                          985,060     (549,141)     435,919     166,901     (215,389)     (48,488)
Rydex VT Japan 1.25x Strategy        347,020     (323,786)      23,234     260,245     (258,259)       1,986
Rydex VT Large Cap Growth            337,138     (260,043)      77,095     220,804     (397,838)    (177,034)
Rydex VT Large Cap Value             433,472     (489,722)     (56,250)    416,216     (346,210)      70,006
Rydex VT Leisure                     169,284     (579,721)    (410,437)    362,934     (118,484)     244,450
Rydex VT Mid-Cap 1.5x
   Strategy                          339,101     (327,720)      11,381     277,305     (291,561)     (14,256)
Rydex VT Mid Cap Growth              450,183     (374,050)      76,133      94,225     (146,607)     (52,382)
Rydex VT Mid Cap Value               400,493     (392,523)       7,970      37,347      (28,814)       8,533
Rydex VT Nova                        789,053   (1,478,001)    (688,948)  1,069,141   (1,765,113)    (695,972)
Rydex VT OTC                       2,455,054   (2,215,161)     239,893     421,125     (392,517)      28,608
Rydex VT Precious Metals             244,163     (134,909)     109,254     127,402     (213,664)     (86,262)
Rydex VT Real Estate                 103,001     (339,312)    (236,311)    337,048     (186,035)     151,013
Rydex VT Retailing                    63,802     (244,287)    (180,485)    350,696     (296,491)      54,205
Rydex VT Russell 2000 1.5x
   Strategy                          324,350     (329,711)      (5,361)    322,689     (307,358)      15,331
Rydex VT Sector Rotation              26,695      (15,056)      11,639     382,374     (425,225)     (42,851)

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                  2007                                   2006
                                   -------------------------------------   ------------------------------------
                                                                  Net                                   Net
                                      Units        Units       Increase      Units        Units      Increase
Subaccount                           Issued      Redeemed     (Decrease)    Issued      Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth             223,124      (277,604)     (54,480)    291,442     (329,153)     (37,711)
Rydex VT Small Cap Value              120,597      (212,946)     (92,349)    348,565     (275,163)      73,402
Rydex VT Technology                   577,335      (560,131)      17,204     128,153     (115,133)      13,020
Rydex VT Telecommunications           830,225    (1,023,035)    (192,810)    195,421     (180,279)      15,142
Rydex VT Transportation                64,635      (202,403)    (137,768)    294,348     (290,549)       3,799
Rydex VT U.S. Government
   Money Market                    11,840,821   (11,797,975)      42,846   7,681,721   (7,618,217)      63,504
Rydex VT Utilities                    597,344      (820,028)    (222,684)    676,251     (391,975)     284,276
SBL Global                            115,707      (120,180)      (4,473)    162,088     (149,876)      12,212
SBL Small Cap Value                   228,721      (225,920)       2,801      43,484      (47,522)      (4,038)
Templeton Developing
   Markets Securities                     341        (1,449)      (1,108)        369       (4,848)      (4,479)
Templeton Foreign Securities              897        (1,676)        (779)      2,753       (8,461)      (5,708)
Van Kampen LIT Government               6,220            (8)       6,212          --           --           --
Wells Fargo Advantage
   Opportunity VT                      60,541       (40,155)      20,386       8,601       (8,103)         498

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                                          2007           2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Units                                             22,084         21,571       26,708       16,171      11,398
Unit value                                  $       9.83    $      9.18    $    9.03    $    8.67    $   8.51
Net assets                                  $    217,192    $   198,048    $ 241,186    $ 140,264    $ 96,948
Ratio of expenses to net assets*              1.10%-1.70%          1.45%        1.45%        1.45%       1.45%
Investment income ratio**                             --%          0.07%        0.07%          --%         --%
Total return***                                      7.1%          1.68%        4.10%        1.88%      23.87%

AIM V.I. International Growth (3)
Units                                             52,166          9,167           --           --          --
Unit value                                  $      11.54    $     10.52    $      --    $      --    $     --
Net assets                                  $    602,312    $    96,461    $      --    $      --    $     --
Ratio of expenses to net assets*              1.10%-1.70%          1.45%          --%          --%         --%
Investment income ratio**                           0.63%          0.14%          --%          --%         --%
Total return***                                     9.71%          5.22%          --%          --%         --%

AIM V.I. Mid Cap Core Equity
Units                                             20,183             --           --           --          --
Unit value****                              $      10.58    $     10.10    $      --    $      --    $     --
Net assets                                  $    213,536    $        --    $      --    $      --    $     --
Ratio of expenses to net assets*              1.10%-1.70%            --%          --%          --%         --%
Investment income ratio**                           0.09%            --%          --%          --%         --%
Total return***                                     4.77%            --%          --%          --%         --%

Direxion Dynamic VP HY Bond (1)
Units                                            611,732        251,606       80,421           --          --
Unit value                                  $       9.33    $      9.91    $    9.74    $      --    $     --
Net assets                                  $  5,704,372    $ 2,495,049    $ 783,091    $      --    $     --
Ratio of expenses to net assets*              1.10%-1.70%          1.25%        1.25%          --%         --%
Investment income ratio**                           2.23%          6.55%        2.47%          --%         --%
Total return***                                    (5.88)%         1.79%       (2.64)%         --%         --%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                          2007           2006           2005           2004            2003
----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (3)
Units                                             17,811          5,982             --             --              --
Unit value                                  $      10.31    $     10.35    $        --    $        --    $         --
Net assets                                  $    183,612    $    61,910    $        --    $        --    $         --
Ratio of expenses to net assets*              1.10%-1.70%          1.25%            --%            --%             --%
Investment income ratio**                           0.87%            --%            --%            --%             --%
Total return***                                    (0.42)%         3.54%            --%            --%             --%

Federated Fund for U.S.
Government Securities II
Units                                             17,742         19,351         36,566         21,470          15,609
Unit value                                  $      10.09    $      9.93    $      9.97    $     10.21    $      10.31
Net assets                                  $    179,004    $   192,081    $   364,486    $   219,375    $    160,892
Ratio of expenses to net assets*              1.10%-1.70%          1.45%          1.45%          1.45%           1.45%
Investment income ratio**                           4.67%          4.28%          3.52%          5.49%           1.44%
Total return***                                     1.64%         (0.40)%        (2.42)%        (0.97)%         (2.09)%

Federated High Income Bond II
Units                                            120,027        108,823        190,532         95,559          63,779
Unit value                                  $      11.76    $     11.91    $     11.25    $     11.49    $      10.89
Net assets                                  $  1,411,365    $ 1,296,181    $ 2,143,316    $ 1,097,975    $    694,843
Ratio of expenses to net assets*              1.10%-1.70%          1.35%          1.35%          1.45%           1.45%
Investment income ratio**                           6.78%          3.51%          6.74%          6.06%             --%
Total return***                                    (1.23)%         5.85%         (2.09)%         5.51%          16.60%

Fidelity VIP Contrafund
Units                                            338,889        140,177        137,015         66,563           3,773
Unit value                                  $      15.36    $     13.68    $     12.82    $     11.48    $      10.41
Net assets                                  $  5,203,033    $ 1,917,247    $ 1,756,358    $   764,017    $     39,270
Ratio of expenses to net assets*              1.10%-1.70%          1.35%          1.35%          1.35%           1.35%
Investment income ratio**                           1.01%          0.98%          0.09%          0.03%             --%
Total return***                                    12.28%          6.69%         11.68%         10.28%          20.49%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                             2007           2006         2005           2004         2003
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Units                                               312,794         33,333       40,758         12,096        1,818
Unit value                                     $      11.47    $      9.75    $    9.69    $      9.31    $    9.10
Net assets                                     $  3,588,041    $   324,819    $ 394,744    $   112,569    $  16,541
Ratio of expenses to net assets*                 1.10%-1.70%          1.35%        1.35%          1.35%        1.35%
Investment income ratio**                                --%          0.74%        0.29%          0.33%          --%
Total return***                                       17.64%          0.65%        4.05%          2.31%       17.27%

Fidelity VIP Index 500
Units                                               138,881        155,327      102,137        120,813       32,816
Unit value                                     $      10.37    $     10.31    $    9.33    $      9.33    $    8.83
Net assets                                     $  1,440,356    $ 1,600,852    $ 952,915    $ 1,126,603    $ 289,851
Ratio of expenses to net assets*                 1.10%-1.70%          1.40%        1.40%          1.40%        1.40%
Investment income ratio**                              3.16%          1.21%        1.70%          0.74%          --%
Total return***                                        0.62%         10.47%        0.05%          5.66%       18.68%

Fidelity VIP Investment Grade Bond
Units                                                83,884         54,259       41,403         47,000       16,257
Unit value                                     $      10.44    $     10.47    $   10.51    $     10.77    $   10.80
Net assets                                     $    875,429    $   568,350    $ 435,002    $   506,164    $ 175,533
Ratio of expenses to net assets*                 1.10%-1.70%          1.35%        1.35%          1.35%        1.35%
Investment income ratio**                              3.18%          3.45%        3.53%          2.78%        0.30%
Total return***                                       (0.36)%        (0.30)%      (2.45)%        (0.28)%       0.47%

Franklin Small-Mid Cap Growth
Units                                                26,834         27,582       27,086         30,104       32,959
Unit value                                     $      11.19    $     10.52    $   10.12    $     10.10    $    9.47
Net assets                                     $    300,450    $   290,326    $ 274,093    $   303,957    $ 312,159
Ratio of expenses to net assets*                 1.10%-1.70%          1.45%        1.45%          1.45%        1.45%
Investment income ratio**                                --%            --%          --%            --%          --%
Total return***                                        6.37%          3.97%        0.23%          6.65%       31.16%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                               2007         2006         2005         2004        2003
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
Units                                                  15,634       11,994       15,674       10,923      10,571
Unit value                                       $      11.33    $   11.03    $   10.17    $    9.81    $   8.86
Net assets                                       $    177,036    $ 132,349    $ 159,492    $ 107,121    $ 93,637
Ratio of expenses to net assets*                   1.10%-1.70%        1.45%        1.45%        1.45%       1.45%
Investment income ratio**                                0.32%        0.82%        0.17%        0.09%       0.66%
Total return***                                          2.68%        8.45%        3.67%       10.72%      26.03%

Neuberger Berman AMT Partners
Units                                                  39,451       36,860       27,914       16,331       9,120
Unit value                                       $      13.62    $   13.03    $   12.14    $   10.75    $   9.45
Net assets                                       $    537,400    $ 480,283    $ 338,757    $ 175,512    $ 86,147
Ratio of expenses to net assets*                   1.10%-1.70%        1.45%        1.45%        1.45%       1.45%
Investment income ratio**                                0.74%        0.85%        1.53%        0.01%         --%
Total return***                                          4.55%        7.36%       12.91%       13.76%      23.69%

Oppenheimer Main Street Small Cap Fund/VA (3)
Units                                                   1,812        2,028           --           --          --
Unit value                                       $       9.63    $   10.19    $      --    $      --    $     --
Net assets                                       $     17,449    $  20,670    $      --    $      --    $     --
Ratio of expenses to net assets*                   1.10%-1.70%        1.25%          --%          --%         --%
Investment income ratio**                                0.15%          --%          --%          --%         --%
Total return***                                         (5.53)%       1.91%          --%          --%         --%

PIMCO VIT Low Duration (3)
Units                                                  65,492        6,931           --           --          --
Unit value                                       $      10.25    $    9.98    $      --    $      --    $     --
Net assets                                       $    671,302    $  69,189    $      --    $      --    $     --
Ratio of expenses to net assets*                   1.10%-1.70%        1.40%          --%          --%         --%
Investment income ratio**                                5.25%        0.19%          --%          --%         --%
Total return***                                          2.72%       (0.22)%         --%          --%         --%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007            2006            2005            2004           2003
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
Units                                         70,494         100,139          54,585          33,151         10,435
Unit value                              $      10.75     $     10.16     $     10.54     $     10.79    $     10.35
Net assets                              $    757,625     $ 1,017,774     $   575,798     $   358,266    $   108,076
Ratio of expenses to net assets*          1.10%-1.70%           1.40%           1.40%           1.40%          1.40%
Investment income ratio**                       3.92%           3.68%           3.38%           1.09%          0.46%
Total return***                                 5.85%          (3.61)%         (2.33)%          4.25%          0.10%

PIMCO VIT Total Return
Units                                        180,242         109,703          77,347          43,127         35,054
Unit value                              $      10.12     $      9.73     $      9.79     $      9.99    $      9.95
Net assets                              $  1,824,488     $ 1,067,818     $   757,635     $   431,482    $   349,086
Ratio of expenses to net assets*          1.10%-1.70%           1.40%           1.40%           1.40%          1.40%
Investment income ratio**                       4.55%           4.59%           3.78%           1.82%          1.28%
Total return***                                 4.04%          (0.61)%         (2.00)%          0.40%         (1.00)%

RVT CLS AdvisorOne Amerigo
Units                                        586,957         690,043         681,341         376,672        128,233
Unit value                              $      14.79     $     13.58     $     12.63     $     12.07    $     11.35
Net assets                              $  8,678,787     $ 9,373,319     $ 8,604,942     $ 4,545,393    $ 1,454,852
Ratio of expenses to net assets*          1.10%-1.70%           1.35%           1.35%           1.35%          1.35%
Investment income ratio**                       0.36%           0.09%           0.14%           0.10%            --%
Total return***                                  8.9%           7.56%           4.66%           6.34%         11.38%

RVT CLS AdvisorOne Berolina (3)
Units                                        349,733          85,971              --              --             --
Unit value                              $      11.25     $     10.23     $        --     $        --    $        --
Net assets                              $  3,933,527     $   879,051     $        --     $        --    $        --
Ratio of expenses to net assets*          1.10%-1.70%           1.35%             --%             --%            --%
Investment income ratio**                         --%           1.51%             --%             --%            --%
Total return***                                 9.99%           2.26%             --%             --%            --%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007            2006            2005            2004           2003
--------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont
Units                                        243,216         394,883         494,386         409,321        104,078
Unit value                              $      11.26     $     11.07     $     10.67     $     10.73    $     10.59
Net assets                              $  2,739,411     $ 4,372,697     $ 5,276,727     $ 4,392,449    $ 1,101,821
Ratio of expenses to net assets*          1.10%-1.70%           1.35%           1.35%           1.35%          1.35%
Investment income ratio**                       1.51%           2.04%           0.58%           0.37%            --%
Total return***                                 1.68%           3.76%          (0.54)%          1.32%          5.90%

Rydex VT Absolute Return Strategies
Units                                          5,672              --              --              --             --
Unit value****                          $      10.03     $     10.09     $        --     $        --    $        --
Net assets                              $     56,916     $        --     $        --     $        --    $        --
Ratio of expenses to net assets*          1.10%-1.70%             --%             --%             --%            --%
Investment income ratio**                       7.38%             --%             --%             --%            --%
Total return***                                (0.56)%            --%             --%             --%            --%

Rydex VT Banking
Units                                          9,845         113,931         107,516         135,582          3,296
Unit value                              $       8.95     $     12.82     $     12.03     $     12.92    $     11.75
Net assets                              $     88,130     $ 1,461,259     $ 1,293,845     $ 1,751,546    $    38,731
Ratio of expenses to net assets*          1.10%-1.70%           1.30%           1.30%           1.30%          1.30%
Investment income ratio**                       0.39%           1.54%           1.30%           0.41%          0.39%
Total return***                               (30.17)%          6.57%          (6.86)%          9.96%         28.98%

Rydex VT Basic Materials
Units                                        168,361         271,684         133,496         190,300         15,687
Unit value                              $      17.16     $     13.38     $     11.42     $     11.46    $      9.90
Net assets                              $  2,889,747     $ 3,635,294     $ 1,524,276     $ 2,180,266    $   155,304
Ratio of expenses to net assets*          1.10%-1.70%           1.30%           1.30%           1.30%          1.30%
Investment income ratio**                       0.11%           0.67%           0.37%           0.05%          0.07%
Total return***                                28.29%          17.16%          (0.33)%         15.76%         23.60%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007           2006           2005           2004         2003
--------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology
Units                                              38,043         28,773         62,881          3,534          399
Unit value                                   $       6.50    $      6.50    $      7.01    $      6.62    $    6.83
Net assets                                   $    247,038    $   186,874    $   441,157    $    23,386    $   2,725
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%          1.30%        1.30%
Investment income ratio**                              --%            --%            --%            --%          --%
Total return***                                     (0.02)%        (7.37)%         6.00%         (3.07)%      33.92%

Rydex VT Commodities Strategy (2)
Units                                             164,429          3,996         34,008             --           --
Unit value                                   $       9.98    $      7.95    $     10.10    $        --    $      --
Net assets                                   $  1,641,226    $    31,776    $   343,616    $        --    $      --
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%            --%          --%
Investment income ratio**                              --%            --%          0.58%            --%          --%
Total return***                                      25.5%        (21.33)%         1.04%            --%          --%

Rydex VT Consumer Products
Units                                             241,714        165,087        148,067        153,743        3,752
Unit value                                   $      13.15    $     12.36    $     10.99    $     11.52    $   10.61
Net assets                                   $  3,179,686    $ 2,041,544    $ 1,627,612    $ 1,771,125    $  39,822
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%          1.30%        1.30%
Investment income ratio**                            0.47%          0.79%          0.47%          0.03%        0.20%
Total return***                                      6.37%         12.48%         (4.59)%         8.58%       20.71%

Rydex VT Dow 2x Strategy
Units                                              83,487        177,358         88,059         12,929           --
Unit value                                   $      12.60    $     12.17    $      9.73    $     10.56    $      --
Net assets                                   $  1,051,935    $ 2,157,893    $   856,965    $   136,534    $      --
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%          1.30%          --%
Investment income ratio**                            0.62%          0.67%          1.80%          1.63%          --%
Total return***                                      3.56%         25.06%         (7.85)%         5.60%          --%

                          Variable Annuity Account A -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007           2006           2005           2004         2003
--------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy
Units                                              30,564         24,822         33,545         26,899       33,689
Unit value                                   $       6.33    $      5.16    $      5.14    $      5.53    $    5.05
Net assets                                   $    193,511    $   128,021    $   172,258    $   148,604    $ 170,216
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%          1.30%        1.30%
Investment income ratio**                            0.39%          0.07%            --%          5.25%       16.14%
Total return***                                     22.76%          0.48%         (7.11)%         9.50%       86.35%

Rydex VT Russell 2000 2x Strategy
Units                                               1,077             --             --             --           --
Unit value****                               $       8.62    $     10.30    $        --    $        --    $      --
Net assets                                   $      9,289    $        --    $        --    $        --    $      --
Ratio of expenses to net assets*               1.10%-1.70%            --%            --%            --%          --%
Investment income ratio**                            0.05%            --%            --%            --%          --%
Total return***                                    (16.31)%           --%            --%            --%          --%

Rydex VT S&P 500 2x Strategy
Units                                               9,725          8,891         15,812         12,981           --
Unit value                                   $       9.81    $     10.18    $      8.59    $      8.67    $      --
Net assets                                   $     95,406    $    90,532    $   135,815    $   112,561    $      --
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%          1.30%          --%
Investment income ratio**                            1.00%          0.72%          0.02%            --%          --%
Total return***                                     (3.66)%        18.51%         (0.96)%        11.87%          --%

Rydex VT Strengthening Dollar 2x Strategy
Units                                                  42             --             --             --           --
Unit value                                   $       7.19    $      8.42    $      9.84    $        --    $      --
Net assets                                   $        303    $        --    $        --    $        --    $      --
Ratio of expenses to net assets*               1.10%-1.70%          1.30%          1.30%            --%          --%
Investment income ratio**                              --%            --%            --%            --%          --%
Total return***                                    (14.66)%       (14.40)%           --%            --%          --%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007            2006            2005            2004          2003
--------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x Strategy
Units                                           6,587         150,003              --              --            --
Unit value                              $       12.73    $      11.25    $      10.06    $         --    $       --
Net assets                              $      83,871    $  1,687,368    $         --    $         --    $       --
Ratio of expenses to net assets*           1.10%-1.70%           1.30%           1.30%             --%           --%
Investment income ratio**                        0.95%           0.29%             --%             --%           --%
Total return***                                 13.13%          11.80%             --%             --%           --%

Rydex VT Electronics
Units                                           5,381           6,939           4,566           5,893        14,976
Unit value                              $        4.46    $       4.78    $       4.87    $       4.89    $     6.54
Net assets                              $      23,997    $     33,139    $     22,224    $     28,825    $   97,997
Ratio of expenses to net assets*           1.10%-1.70%           1.30%           1.30%           1.30%         1.30%
Investment income ratio**                          --%             --%             --%             --%           --%
Total return***                                 (6.64)%         (1.82)%         (0.50)%        (25.23)%       62.69%

Rydex VT Energy
Units                                         245,330         158,462         174,322         211,695        17,610
Unit value                              $       18.43    $      14.44    $      13.47    $      10.15    $     8.01
Net assets                              $   4,520,585    $  2,289,265    $  2,348,425    $  2,148,737    $  141,110
Ratio of expenses to net assets*           1.10%-1.70%           1.30%           1.30%           1.30%         1.30%
Investment income ratio**                          --%             --%           0.02%           0.01%           --%
Total return***                                 27.58%           7.22%          32.72%          26.72%        21.36%

Rydex VT Energy Services
Units                                         201,230          19,712         162,805          29,630           922
Unit value                              $       15.31    $      11.66    $      10.97    $       7.72    $     6.03
Net assets                              $   3,081,273    $    229,877    $  1,785,390    $    228,909    $    5,547
Ratio of expenses to net assets*           1.10%-1.70%           1.30%           1.30%           1.30%         1.30%
Investment income ratio**                          --%             --%             --%             --%           --%
Total return***                                 31.31%           6.31%          42.07%          28.03%        11.46%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007           2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------
Rydex VT EP Aggressive
Units                                          61,898             --           --           --           --
Unit value****                          $       10.48   $      10.26   $       --   $       --   $       --
Net assets                              $     648,733   $         --   $       --   $       --   $       --
Ratio of expenses to net assets*           1.10%-1.70%            --%          --%          --%          --%
Investment income ratio**                        5.87%            --%          --%          --%          --%
Total return***                                  2.17%            --%          --%          --%          --%

Rydex VT EP Conservative
Units                                           2,104             --           --           --           --
Unit value****                          $       10.24   $      10.04   $       --   $       --   $       --
Net assets                              $      21,541   $         --   $       --   $       --   $       --
Ratio of expenses to net assets*           1.10%-1.70%            --%          --%          --%          --%
Investment income ratio**                        5.29%            --%          --%          --%          --%
Total return***                                  1.95%            --%          --%          --%          --%

Rydex VT EP Moderate
Units                                          12,453             --           --           --           --
Unit value****                          $       10.38   $      10.18   $       --   $       --   $       --
Net assets                              $     129,367   $         --   $       --   $       --   $       --
Ratio of expenses to net assets*           1.10%-1.70%            --%          --%          --%          --%
Investment income ratio**                        4.57%            --%          --%          --%          --%
Total return***                                  2.05%            --%          --%          --%          --%

Rydex VT Europe 1.25x Strategy
Units                                         237,477         87,082       18,403       59,482       48,247
Unit value                              $       14.65   $      13.53   $    10.90   $    10.70   $     9.62
Net assets                              $   3,479,565   $  1,179,146   $  200,688   $  636,431   $  464,114
Ratio of expenses to net assets*           1.10%-1.70%          1.30%        1.30%        1.30%        1.30%
Investment income ratio**                        3.10%          5.87%        0.18%        9.59%       36.23%
Total return***                                  8.27%         24.08%        1.88%       11.23%       31.60%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                    2007            2006            2005            2004           2003
------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services
Units                                        7,767         184,103         170,456         202,251          7,239
Unit value                           $        9.08    $      11.68    $      10.44    $      10.55   $       9.40
Net assets                           $      70,508    $  2,150,275    $  1,780,294    $  2,133,007   $     68,064
Ratio of expenses to net assets*        1.10%-1.70%           1.30%           1.30%           1.30%          1.30%
Investment income ratio**                     0.20%           1.23%           0.65%           0.21%          0.25%
Total return***                             (22.24)%         11.82%          (0.97)%         12.23%         17.79%

Rydex VT Government Long Bond 1.2x
Strategy
Units                                      198,159         393,478         388,685         638,967        354,840
Unit value                           $       10.96    $      10.42    $      11.23    $      10.89   $      10.48
Net assets                           $   2,170,674    $  4,099,298    $  4,363,535    $  6,953,373   $  3,719,155
Ratio of expenses to net assets*        1.10%-1.70%           1.30%           1.30%           1.30%          1.30%
Investment income ratio**                     2.93%           4.34%           2.67%           3.79%          1.22%
Total return***                               5.15%          (7.22)%          3.17%           3.91%         (4.81)%

Rydex VT Health Care
Units                                       22,899         181,617         209,241         190,661         23,383
Unit value                           $        9.60    $       9.46    $       9.39    $       8.86   $       8.71
Net assets                           $     219,860    $  1,717,044    $  1,964,830    $  1,689,502   $    203,683
Ratio of expenses to net assets*        1.10%-1.70%           1.30%           1.30%           1.30%          1.30%
Investment income ratio**                       --%             --%             --%             --%            --%
Total return***                               1.53%           0.69%           5.99%           1.72%         28.47%

Rydex VT Hedged Equity (3)
Units                                       15,543           5,974              --              --             --
Unit value                           $       10.00    $      10.12    $         --    $         --   $         --
Net assets                           $     155,472    $     60,459    $         --    $         --   $         --
Ratio of expenses to net assets*        1.10%-1.70%           1.30%             --%             --%            --%
Investment income ratio**                     6.51%           2.37%             --%             --%            --%
Total return***                              (1.21)%          1.21%             --%             --%            --%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007       2006        2005          2004       2003
----------------------------------------------------------------------------------------------------
Rydex VT Internet
Units                                         6,133        436      10,098       374,367      5,057
Unit value                            $        6.10   $   5.77   $    5.49   $      5.81   $   5.24
Net assets                            $      37,401   $  2,518   $  55,431   $ 2,178,013   $ 26,480
Ratio of expenses to net assets*         1.10%-1.70%      1.30%       1.30%         1.30%      1.30%
Investment income ratio**                      0.00%        --%         --%           --%        --%
Total return***                                5.71%      5.10%      (5.54)%       10.88%     57.36%

Rydex VT Inverse Dow 2x Strategy
Units                                            --         --          --           814         --
Unit value                            $        5.47   $   6.27   $    8.37   $      8.60   $     --
Net assets                            $          --   $     --   $      --   $     6,997   $     --
Ratio of expenses to net assets*                 --%      1.30%       1.30%         1.30%        --%
Investment income ratio**                        --%        --%         --%           --%        --%
Total return***                              (12.82)%   (25.08)%     (2.67)%      (14.00)%       --%

Rydex VT Inverse Government
Long Bond Strategy
Units                                       127,448      9,982      27,435        35,220        584
Unit value                            $        7.09   $   7.76   $    7.49   $      8.25   $   9.65
Net assets                            $     903,174   $ 77,428   $ 205,570   $   290,416   $  5,627
Ratio of expenses to net assets*         1.10%-1.70%      1.30%       1.30%         1.30%      1.30%
Investment income ratio**                      9.07%      0.39%         --%           --%        --%
Total return***                               (8.56)%     3.55%      (9.24)%      (14.51)%    (1.03)%

Rydex VT Inverse Mid-Cap Strategy
Units                                       204,645         --          --            --         --
Unit value                            $        6.51   $   6.93   $    7.52   $      8.55   $     --
Net assets                            $   1,330,832   $     --   $      --   $        --   $     --
Ratio of expenses to net assets*         1.10%-1.70%      1.30%       1.30%         1.30%        --%
Investment income ratio**                      6.32%        --%         --%           --%        --%
Total return***                               (6.12)%    (7.90)%    (12.04)%      (14.50)%       --%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                               2007        2006        2005          2004          2003
------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy
Units                                                 456,662       4,925       1,411            --       162,221
Unit value                                      $        5.79   $    6.82   $    7.22   $      7.45   $      8.82
Net assets                                      $   2,644,298   $  33,639   $  10,191   $     3,257   $ 1,430,427
Ratio of expenses to net assets*                   1.10%-1.70%       1.30%       1.30%         1.30%         1.30%
Investment income ratio**                                7.23%      10.08%         --%           --%           --%
Total return***                                        (15.03)%     (5.58)%     (3.00)%      (15.53)%      (40.00)%

Rydex VT Inverse Russell 2000 Strategy
Units                                                 227,553       1,162       5,508            --            --
Unit value                                      $        6.57   $    6.51   $    7.72   $      8.32   $        --
Net assets                                      $   1,494,833   $   7,563   $  42,516   $        69   $        --
Ratio of expenses to net assets*                   1.10%-1.70%       1.30%       1.30%         1.30%           --%
Investment income ratio**                                0.17%         --%         --%           --%           --%
Total return***                                          0.93%     (15.68)%     (7.15)%      (16.80)%          --%

Rydex VT Inverse S&P 500 Strategy
Units                                                 440,988       5,068      53,556        27,025       180,609
Unit value                                      $        5.79   $    5.99   $    6.77   $      7.12   $      8.28
Net assets                                      $   2,551,506   $  30,394   $ 362,366   $   192,296   $ 1,495,060
Ratio of expenses to net assets*                   1.10%-1.70%       1.30%       1.30%         1.30%         1.30%
Investment income ratio**                                9.29%       1.21%         --%           --%           --%
Total return***                                         (3.42)%    (11.42)%     (4.96)%      (14.01)%      (24.25)%

Rydex VT Japan 1.25x Strategy
Units                                                  55,215      31,981      29,995         4,011        14,278
Unit value                                      $        9.49   $   11.17   $   11.08   $      9.61   $      9.10
Net assets                                      $     524,016   $ 356,986   $ 332,574   $    38,584   $   129,895
Ratio of expenses to net assets*                   1.10%-1.70%       1.30%       1.30%         1.30%         1.30%
Investment income ratio**                                6.95%       2.90%         --%           --%           --%
Total return***                                        (14.99)%      0.74%      15.29%         5.60%        31.88%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007           2006          2005          2004       2003
--------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth
Units                                     117,402         40,307       217,341        24,660         --
Unit value                          $       10.02   $       9.97   $      9.88   $     10.13   $     --
Net assets                          $   1,176,731   $    401,851   $ 2,145,547   $   249,822   $     --
Ratio of expenses to net assets*       1.10%-1.70%          1.30%         1.30%         1.30%        --%
Investment income ratio**                      --%            --%         0.13%         1.10%        --%
Total return***                              0.47%          0.97%        (2.51)%        1.30%        --%

Rydex VT Large Cap Value
Units                                      68,603        124,853        54,847         5,482         --
Unit value                          $       11.14   $      12.30   $     10.91   $     10.93   $     --
Net assets                          $     764,660   $  1,535,910   $   598,412   $    59,919   $     --
Ratio of expenses to net assets*       1.10%-1.70%          1.30%         1.30%         1.30%        --%
Investment income ratio**                    1.27%          0.32%         0.97%         0.76%        --%
Total return***                             (9.38)%        12.71%        (0.19)%        9.30%        --%

Rydex VT Leisure
Units                                      10,250        420,687       176,237       232,681      9,787
Unit value                          $        8.86   $       9.49   $      8.02   $      8.80   $   7.42
Net assets                          $      90,752   $  3,991,650   $ 1,413,203   $ 2,048,048   $ 72,612
Ratio of expenses to net assets*       1.10%-1.70%          1.30%         1.30%         1.30%      1.30%
Investment income ratio**                      --%            --%           --%           --%        --%
Total return***                             (6.67)%        18.28%        (8.88)%       18.60%     33.21%

Rydex VT Mid-Cap 1.5x Strategy
Units                                      35,481         24,100        38,356        15,026      1,318
Unit value                          $       15.06   $      15.18   $     14.34   $     13.12   $  11.22
Net assets                          $     534,207   $    365,850   $   550,129   $   197,189   $ 14,787
Ratio of expenses to net assets*       1.10%-1.70%          1.30%         1.30%         1.30%      1.30%
Investment income ratio**                    1.97%          0.26%           --%           --%        --%
Total return***                              (0.8)%         5.83%         9.28%        16.93%     56.92%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Notes to Financial Statements (continued)

4. Unit values (continued)

Subaccount                                            2007           2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth
Units                                               94,377         18,244          70,626         30,438             --
Unit value                                    $      11.55    $     11.12    $      11.26    $     10.54    $        --
Net assets                                    $  1,090,050    $   202,916    $    794,988    $   320,908    $        --
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%            --%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                       3.86%         (1.21)%          6.77%          5.40%            --%

Rydex VT Mid Cap Value
Units                                               22,016         14,046           5,513          3,083             --
Unit value                                    $      11.87    $     13.03    $      11.62    $     11.19    $        --
Net assets                                    $    261,367    $   183,011    $     64,048    $    34,515    $        --
Ratio of expenses to net assets*                 1.10-1.70%          1.30%           1.30%          1.30%            --%
Investment income ratio**                             2.26%          1.17%           0.88%          0.03%            --%
Total return***                                      (8.88)%        12.15%           3.77%         11.90%            --%

Rydex VT Nova
Units                                              194,959        883,907       1,579,879      1,062,820         41,053
Unit value                                    $       9.19    $      9.49    $       8.31    $      8.34    $      7.60
Net assets                                    $  1,791,988    $ 8,397,399    $ 13,133,634    $ 8,872,553    $   311,970
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                             0.51%          0.90%           0.33%          0.01%            --%
Total return***                                      (3.16)%        14.27%          (0.41)%         9.74%         33.33%

Rydex VT OTC
Units                                              314,780         74,887          46,279        224,571         30,824
Unit value                                    $       9.31    $      8.25    $       8.15    $      8.41    $      8.03
Net assets                                    $  2,931,656    $   618,298    $    377,076    $ 1,888,800    $   247,539
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                             0.12%            --%             --%            --%            --%
Total return***                                      12.83%          1.33%          (3.15)%         4.73%         39.17%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Notes to Financial Statements (continued)

4. Unit values (continued)

Subaccount                                            2007           2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals
Units                                              117,331          8,077          94,339         92,979          4,087
Unit value                                    $      25.74    $     22.48    $      19.32    $     16.68    $     20.31
Net assets                                    $  3,019,828    $   181,558    $  1,822,935    $ 1,551,261    $    82,989
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                      14.48%         16.35%          15.82%        (17.87)%        34.95%

Rydex VT Real Estate
Units                                               20,339        256,650         105,637         22,363          9,354
Unit value                                    $      14.88    $     19.21    $      15.34    $     14.94    $     12.04
Net assets                                    $    302,452    $ 4,929,012    $  1,620,160    $   334,199    $   112,626
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                             0.33%          2.14%           2.23%          0.58%          5.05%
Total return***                                     (22.54)%        25.23%           2.65%         24.09%         30.44%

Rydex VT Retailing
Units                                                6,254        186,739         132,534        163,339             56
Unit value                                    $       9.15    $     10.93    $      10.37    $     10.26    $      9.74
Net assets                                    $     57,234    $ 2,042,701    $  1,374,199    $ 1,676,445    $       548
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                     (16.31)%         5.44%           1.04%          5.34%         35.09%

Rydex VT Russell 2000 1.5x Strategy
Units                                               18,996         24,357           9,026         78,584        412,137
Unit value                                    $      12.77    $     14.30    $      12.35    $     12.41    $     10.35
Net assets                                    $    242,601    $   348,548    $    111,508    $   975,016    $ 4,265,387
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                             1.70%          0.39%           0.37%            --%          9.68%
Total return***                                      (10.7)%        15.78%          (0.45)%        19.90%         67.48%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                Notes to Financial Statements (continued)

4. Unit values (continued)

Subaccount                                            2007           2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
Units                                               94,004         82,365         125,216         12,670          8,342
Unit value                                    $      13.55    $     11.53    $      10.80    $      9.92    $      9.35
Net assets                                    $  1,273,755    $   949,048    $  1,352,394    $   125,679    $    78,004
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                      17.54%          6.71%           8.93%          6.10%         24.34%

Rydex VT Small Cap Growth
Units                                               24,037         78,516         116,227        106,549             --
Unit value                                    $      11.30    $     11.82    $      11.45    $     11.25    $        --
Net assets                                    $    271,723    $   927,362    $  1,330,712    $ 1,198,979    $        --
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%            --%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                      (4.34)%         3.20%           1.73%         12.50%            --%

Rydex VT Small Cap Value
Units                                               12,709        105,058          31,656         42,893             --
Unit value                                    $       9.92    $     13.00    $      11.39    $     11.47    $        --
Net assets                                    $    125,967    $ 1,366,188    $    360,333    $   491,825    $        --
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%            --%
Investment income ratio**                             0.04%          0.58%             --%          0.11%            --%
Total return***                                     (23.74)%        14.19%          (0.72)%        14.70%            --%

Rydex VT Technology
Units                                               58,093         40,889          27,869          6,106          1,679
Unit value                                    $       6.69    $      6.33    $       6.24    $      6.32    $      6.52
Net assets                                    $    388,806    $   258,757    $    173,709    $    38,582    $    10,945
Ratio of expenses to net assets*                1.10%-1.70%          1.30%           1.30%          1.30%          1.30%
Investment income ratio**                               --%            --%             --%            --%            --%
Total return***                                        5.7%          1.44%          (1.23)%        (3.07)%        54.50%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                          2007           2006           2005           2004            2003
----------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications
Units                                             11,374        204,184        189,042        260,896              --
Unit value                                  $       8.22    $      7.86    $      6.87    $      7.09    $         --
Net assets                                  $     93,481    $ 1,605,368    $ 1,298,098    $ 1,847,633    $         --
Ratio of expenses to net assets*              1.10%-1.70%          1.30%          1.30%          1.30%             --%
Investment income ratio**                           0.02%          1.23%            --%            --%             --%
Total return***                                      4.6%         14.49%         (3.09)%         7.91%             --%

Rydex VT Transportation
Units                                              4,561        142,328        138,529        165,382              --
Unit value                                  $      10.23    $     11.71    $     11.38    $     10.95    $         --
Net assets                                  $     46,658    $ 1,666,581    $ 1,576,947    $ 1,811,506    $         --
Ratio of expenses to net assets*              1.10%-1.70%          1.30%          1.30%          1.30%             --%
Investment income ratio**                             --%            --%            --%            --%             --%
Total return***                                   (12.63)%         2.86%          3.92%         17.74%             --%

Rydex VT U.S. Government Money Market
Units                                          1,186,868      1,144,022      1,080,518        955,333       2,261,713
Unit value                                  $       8.42    $      8.46    $      8.51    $      8.71    $       9.07
Net assets                                  $  9,994,672    $ 9,683,750    $ 9,192,626    $ 8,319,195    $ 20,514,933
Ratio of expenses to net assets*              1.10%-1.70%          1.30%          1.30%          1.30%           1.30%
Investment income ratio**                           4.90%          5.53%          2.44%          0.17%             --%
Total return***                                     (0.5)%        (0.55)%        (2.31)%        (3.97)%         (4.22)%

Rydex VT Utilities
Units                                            353,523        576,207        291,931         91,809          43,792
Unit value                                  $       8.16    $      7.55    $      6.52    $      6.15    $       5.47
Net assets                                  $  2,884,492    $ 4,349,404    $ 1,902,236    $   564,711    $    239,752
Ratio of expenses to net assets*              1.10%-1.70%          1.30%          1.30%          1.30%           1.30%
Investment income ratio**                           1.19%          2.75%          0.75%          1.25%           0.01%
Total return***                                     8.08%         15.87%          5.92%         12.43%          19.96%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007           2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------
SBL Global
Units                                     72,648         77,121       64,909       22,194        3,700
Unit value                          $      15.13    $     14.48    $   12.86    $   11.80    $   10.35
Net assets                          $  1,099,572    $ 1,117,082    $ 834,470    $ 261,854    $  38,278
Ratio of expenses to net assets*      1.10%-1.70%          1.10%        1.10%        1.10%        1.10%
Investment income ratio**                     --%            --%          --%          --%        0.51%
Total return***                             4.48%         12.64%        8.97%       14.01%       47.02%

SBL Small Cap Value
Units                                     25,677         22,876       26,914       13,648        2,330
Unit value                          $      21.38    $     20.21    $   18.56    $   16.89    $   14.62
Net assets                          $    548,822    $   462,117    $ 499,494    $ 230,435    $  34,057
Ratio of expenses to net assets*      1.10%-1.70%          1.10%        1.10%        1.10%        1.10%
Investment income ratio**                     --%            --%          --%          --%          --%
Total return***                              5.8%          8.86%        9.91%       15.53%       26.91%

Templeton Developing Markets
Units                                     11,394         12,503       16,982       17,359       16,959
Unit value                          $      30.29    $     24.60    $   20.07    $   16.45    $   13.78
Net assets                          $    345,166    $   307,510    $ 340,830    $ 285,561    $ 233,668
Ratio of expenses to net assets*      1.10%-1.70%          1.45%        1.45%        1.45%        1.45%
Investment income ratio**                   2.21%          0.92%        1.25%        1.72%          --%
Total return***                            23.14%         22.56%       22.00%       19.38%       26.89%

Templeton Foreign Securities
Units                                     28,804         29,583       35,291       38,371       34,000
Unit value                          $      13.64    $     12.35    $   10.63    $   10.09    $    8.90
Net assets                          $    392,830    $   365,455    $ 375,283    $ 387,239    $ 302,692
Ratio of expenses to net assets*      1.10%-1.70%          1.45%        1.45%        1.45%        1.45%
Investment income ratio**                   2.02%          1.32%        1.14%        1.10%        0.81%
Total return***                             10.4%         16.17%        5.37%       13.37%       25.71%

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                          2007           2006          2005            2004            2003
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government
Units                                              6,212             --            --              --              --
Unit value****                             $       10.19   $       9.94   $        --   $          --   $          --
Net assets                                 $      63,297   $         --   $        --   $          --   $          --
Ratio of expenses to net assets*              1.10%-1.70%            --%           --%             --%             --%
Investment income ratio**                             --%            --%           --%             --%             --%
Total return***                                      2.5%            --%           --%             --%             --%

Wells Fargo Advantage Opportunity VT
Units                                             39,924         19,539        19,041          16,375          14,219
Unit value                                 $       11.64   $      11.41   $     10.62   $       10.29   $        9.10
Net assets                                 $     464,622   $    222,862   $   202,235   $     168,540   $     129,330
Ratio of expenses to net assets*              1.10%-1.70%          1.40%         1.40%           1.40%           1.40%
Investment income ratio**                           0.26%            --%           --%             --%           0.13%
Total return***                                     2.01%          7.39%         3.24%          13.08%          37.88%

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                          Variable Annuity Account A -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(2)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(3)   For the period from November 10, 2006 (inception date) to December 31,
      2006.

5. Subsequent Event

On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc., the parent of Rydex Investments who serves as subadvisor to the Rydex funds. The transaction was effective and closed on January 17, 2008.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements.

     (b)  Exhibits

          (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

          (2)  Not Applicable

          (3)  (a)  Distribution Agreement(d)

                    (i)  Amendments Nos. 1 and 2(j)

               (b)  Marketing Organization Agreement(c)

                    (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(j)

               (c)  Commission Schedule(i)

               (d)  Third Party Sales Agreement(i)

          (4)  (a)  Individual Contract (Form FSB216 10-01)(d)

               (b)  Individual Contract - Unisex (Form FSB216 10-01U)(d)

               (c)  Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(c)

               (d)  Credit Enhancement Rider (Form FSB222 7-02)(d)

               (e)  Alternate Withdrawal Charge Rider (Form FSB223 10-01)(c)

               (f)  Asset Allocation Rider (Form FSB225 10-01)(c)

               (g)  Dollar Cost Averaging Rider (Form FSB226 10-01)(c)

               (h)  TSA Endorsement (Form FSB202 R2-97)(a)

               (i)  IRA Endorsement (Form FSB203 R2-97)(a)

               (j)  Roth IRA Endorsement (Form FSB206 11-97)(b)

               (k)  Disability Rider (Form FSB220 10-01)(c)

               (l)  Bonus Credit Endorsement (Form FSB238 7-02)(e)

               (m)  Guaranteed Minimum Income Benefit Rider (Form FSB240
                    5-04)(f)

               (n) Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(f)

          (5)  (a)  Individual Application (Form FSB217 (11-06))(m)

               (b)  Application Supplement (Form FSB217 SUPP A (11-06))(m)

               (c)  Application Supplement (Form FSB217 SUPP B (11-06))(m)

          (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(j)

               (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(j)

                    (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(n)

          (7)  Automatic Reinsurance Agreement(i)

          (8)  (a)  Participation Agreement - AIM(i)

                    (i)  Amendment Nos. 1 and 2(i)

                    (ii) Amendment No. 3(k)

               (b)  Participation Agreement - Dreyfus(g)

                    (i)  Amendment No. 1(k)

               (c)  Participation Agreement - Federated(i)

                    (i)  Amendment No. 1(i)

               (d)  Participation Agreement - Fidelity

               (e)  Participation Agreement - Neuberger Berman(i)

                    (i)  Amendment Nos. 1 and 2(i)

               (f)  Participation Agreement - Oppenheimer(g)

                    (i)  Amendment No. 1(g)

                    (ii) Amendment No. 2(k)

               (g)  Participation Agreement - PIMCO(y)

                    (i)  Amendment No. 1(g)

                    (ii) Amendment Nos. 2 and 3(k)

               (h)  Participation Agreement - Potomac(k)

                    (i)  Amendment No. 1 and 2(k)

               (i)  Participation Agreement - Rydex

               (j)  Participation Agreement - Van Kampen(h)

                    (i)  Amendment No. 1(k)

               (k)  Participation Agreement - Wells Fargo (Strong)(d)

               (m)  Information Sharing Agreement - AIM(l)

               (n)  Information Sharing Agreement - Dreyfus(l)

               (o)  Information Sharing Agreement - Federated(m)

               (p)  Information Sharing Agreement - Fidelity(m)

               (q)  Information Sharing Agreement - Neuberger Berman(l)

               (r)  Information Sharing Agreement - Oppenheimer(l)

               (s)  Information Sharing Agreement - PIMCO(l)

               (t)  Information Sharing Agreement - Potomac(m)

               (u)  Information Sharing Agreement - Rydex(l)

               (v)  Information Sharing Agreement - Van Kampen(l)

               (w)  Information Sharing Agreement - Wells Fargo(m)

           (9) Opinion of Counsel(c)

          (10) (a)  Consent of Independent Registered Public Accounting Firm

          (11) Not Applicable

          (12) Not Applicable

          (13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen
               R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer, Richard M. Goldman and David J. Keith.(n)

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 28, 2006)

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(m) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(n) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

Item 25.  Directors and Officers of the Depositor

          -----------------------------------------------------------------------------------------------------
          NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
          -----------------------------------------------------------------------------------------------------
          Kris A. Robbins*                             Chairman of the Board, CEO, and Director
          -----------------------------------------------------------------------------------------------------
          Peggy S. Avey                                Assistant Vice President, Chief Administrative
          70 West Red Oak Lane-4th Floor               Officer, and Assistant Secretary
          White Plains, New York 10604
          -----------------------------------------------------------------------------------------------------
          Thomas A. Swank*                             President and Director
          -----------------------------------------------------------------------------------------------------
          Christopher L. Phalen*                       Chief Investment Officer- Fixed Income
          -----------------------------------------------------------------------------------------------------
          J. Michael Keefer*                           Vice President,
                                                       General Counsel,
                                                       Secretary,
                                                       and Director
          -----------------------------------------------------------------------------------------------------


          -----------------------------------------------------------------------------------------------------
          NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
          -----------------------------------------------------------------------------------------------------
          Thomas A. Swank*                             Director
          -----------------------------------------------------------------------------------------------------
          Richard M. Goldman                           Director
          Connecticut Business Center
          6 Landmark Square #471
          Stamford, CT 06901-2704
          -----------------------------------------------------------------------------------------------------
          David. J. Keith* Director
          -----------------------------------------------------------------------------------------------------
          Wayne S. Diviney                             Director
          9496 Bay Front Drive
          Norfolk, VA 23518
          -----------------------------------------------------------------------------------------------------
          Stephen A. Crane                             Director
          480 Park Avenue
          New York, NY 10022
          -----------------------------------------------------------------------------------------------------
          Stephen R. Herbert                           Director
          1100 Summer Street
          Stamford, CT 06905
          -----------------------------------------------------------------------------------------------------
          Katherine P. White                           Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028
          -----------------------------------------------------------------------------------------------------
          Kalman Bakk, Jr.*                            Vice President
          -----------------------------------------------------------------------------------------------------
          Dale Martin*                                 Vice President
          -----------------------------------------------------------------------------------------------------
          J. Timothy Gaule* Valuation Actuary
          -----------------------------------------------------------------------------------------------------
          Jeanne R. Slusher*                           Assistant Vice President and Auditor
          -----------------------------------------------------------------------------------------------------
          Rui Guo*                                     Product Development Actuary
          -----------------------------------------------------------------------------------------------------
          Amy J. Lee*                                  Associate General Counsel
          -----------------------------------------------------------------------------------------------------
          Thomas R. Kaehr*                             Controller & Treasurer
          -----------------------------------------------------------------------------------------------------
          Christopher D. Swickard*                     Assistant General Counsel
          -----------------------------------------------------------------------------------------------------
          Carmen R. Hill*                              Chief Compliance Officer
          -----------------------------------------------------------------------------------------------------
          *Located at One Security Benefit Place, Topeka, Kansas 66636.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2007, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                      Name                                                  Percent of Voting
                                                                                             Securities Owned
                                                                     Jurisdiction of            by SBMHC
                                                                      Incorporation      (directly or indirectly)

               Security Benefit Mutual Holding Company (Holding
                                    Company)                              Kansas                    ---

                 Security Benefit Corporation (Holding Company)           Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life
                               Insurance Company)                         Kansas                   100%

                  Security Investors, LLC (Investment Adviser)            Kansas                   100%

                  Security Distributors, Inc. (Broker/Dealer,
                     Principal Underwriter of Mutual Funds)               Kansas                   100%

                     se2, inc. (Third Party Administrator)                Kansas                   100%

                Security Benefit Academy, Inc. (Daycare Company)          Kansas                   100%

                      Security Financial Resources, Inc.
                              (Financial Services)                        Kansas                   100%

                  Security Financial Resources Collective
                        Investments, LLC (Private Fund)                  Delaware                  100%

               First Security Benefit Life Insurance and Annuity
                              Company of New York
                         (Stock Life Insurance Company)                  New York                  100%

                         Brecek & Young Advisors, Inc.                  California                 100%

              Brecek & Young Financial Services Group of Montana,
                                      Inc.                               Montana                   100%

              Brecek & Young Financial Group Insurance Agency of
                                  Texas, Inc.                             Texas                    100%


              Security Global Investors, LLC (Investment Adviser)         Kansas                   100%

                  Rydex Holdings, LLC (Kansas Holding Company)            Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)       Maryland                  100%

                   Padco Advisors, Inc. (Investment Adviser)             Maryland                  100%

                  Padco Advisor II, Inc. (Investment Adviser)            Maryland                  100%

                           Rydex Fund Services, Inc.                     Maryland                  100%

                         Advisor Research Center, Inc.                   Maryland                  100%

                          Rydex Advisory Services, LLC                   Maryland                  100%

                        Rydex Specialized Products, LLC                  Maryland                  100%


          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.  Number of Contract Owners

          As of February 29, 2008, there were 498 Qualified Contracts and 399 Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.  Indemnification

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

   (a)(2) SDI also acts as principal underwriter for:

          Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity)

   (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

          SBL Variable Annuity Account I
          SBL Variable Annuity Account III
          SBL Variable Annuity Account IV
          Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
          SBL Variable Life Insurance Account (Varilife)
          Variable Annuity Account IX
          Account XVI
          Parkstone Advantage Variable Annuity
          Variflex Separate Account (Variflex)
          Variflex Separate Account (Variflex ES)

          Variable Annuity Account VIII (Variflex Extra Credit)
          Variable Annuity Account VIII (Variflex LS)
          Variable Annuity Account VIII (Variflex Signature)
          Variable Annuity Account XI (Scarborough Advantage Variable Annuity) SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity) SBL Variable Annuity Account XIV (AEA Variable Annuity)
          SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
          SBL Variable Annuity Account XIV (NEA Valuebuilder)
          SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income
            Director Variable Annuity)
          SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity) SBL Variable Annuity Account XIV (Security Benefit Advisor Variable
            Annuity)
          SBL Variable Annuity Account XVII (Classic Strategies Variable
            Annuity)
          SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

   (a)(4) SDI acts as principal underwriter for the following funds:

          Security Equity Fund
          Security Income Fund
          Security Large Cap Value Fund
          Security Mid Cap Growth Fund
          SBL Fund
          Security Financial Resources Collective Investments, LLC



   (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

          Nationwide Multi-Flex Variable Account
          Nationwide Variable Account 9

      (b)      Name and Principal                        Position and Offices
                Business Address*                          with Underwriter

          Mark J. Carr                             President and Director

          James R. Schmank                         Vice President and Director

          Thomas R. Kaehr                          Treasurer

          Brenda M. Harwood                        Vice President, Assistant Treasurer and Director

          Amy J. Lee                               Secretary and Chief Compliance Officer

          Christopher D. Swickard                  Assistant Secretary

          Carmen R. Hill                           Assistant Vice President

          Richard M. Goldman                       Director
          (Connecticut Business Center
          6 Landmark Square #471
          Stamford, CT 06901-2704)

          Dale W. Martin, Jr.                      Director


     *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001


      (c)            (1)                    (2)                      (3)                   (4)
                   NAME OF             NET UNDERWRITING         COMPENSATION           BROKERAGE
                  PRINCIPAL             DISCOUNTS AND           ON REDEMPTION         COMMISSIONS
                 UNDERWRITER             COMMISSIONS
           Security Distributors, Inc.  $733,835.55(1)          $154,717.49(2)             $0


          * FSBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by SBL to support SDI's ongoing operations

          1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

          2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 70 West Red Oak Lane, 4th

          Floor, White Plains, New York 10604, and at its administrative office
          - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April 2008.

                                  SIGNATURES AND TITLES
                                  ---------------------

Kris A. Robbins, Chairman of the Board,     FIRST SECURITY BENEFIT LIFE INSURANCE AND
Chief Executive Officer, and Director       ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR)

                                            By:     /s/ KRIS A. ROBBINS
Thomas A. Swank                                     ------------------------------------------------------------------
President and Director                              Kris A. Robbins, Chairman of the Board, Chief Executive Officer,
                                                    and Director as Attorney-in-Fact for the Officers and Directors
                                                    Whose Names Appear Opposite
J. Michael Keefer
Vice President, General Counsel,
Secretary, and Director                     VARIABLE ANNUITY ACCOUNT B
                                            (THE REGISTRANT)

Wayne S. Diviney
Director                                    By:     FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW
                                                    YORK (THE DEPOSITOR)

Stephen A. Crane                            By:     /s/ KRIS A. ROBBINS
Director                                            ------------------------------------------------------------------
                                                    Kris A. Robbins, Chairman of the Board, Chief Executive Officer,
                                                    and Director
Stephen R. Herbert
Director
                                            By:     /s/ THOMAS R. KAEHR
                                                    ------------------------------------------------------------------
David J. Keith                                              Thomas R. Kaehr, Controller and Treasurer (chief
Director                                                    accounting officer and chief financial officer)

                                            (ATTEST):        /s/ J. MICHAEL KEEFER
Richard M. Goldman                                           ---------------------------------------------------------
Director                                                     J. Michael Keefer,
                                                             Vice President,
                                                             General Counsel,
                                                             Secretary, and
                                                             Director

                                            Date:  April 28, 2008

                                  EXHIBIT INDEX

  (1)    None

  (2)    None

  (3)    (a) None
         (b) None
         (c) None
         (d) None

  (4)    (a) None
         (b) None
         (c) None
         (d) None
         (e) None
         (f) None
         (g) None
         (h) None
         (i) None
         (j) None
         (k) None
         (l) None

  (5)    (a) None
         (b) None
         (c) None

  (6)    (a) None
         (b) None

  (7)    None

  (8)    (a) None
         (b) None
         (c) None
         (d) Fidelity Corporation Participation Agreement
         (e) None
         (f) None
         (g) None
         (h) None
         (i) Rydex Participation Agreement
         (j) None
         (k) None
         (l) None
         (m) None
         (n) None
         (o) None
         (p) None
         (q) None
         (r) None
         (s) None
         (t) None
         (u) None
         (v) None
         (w) None

  (9)    None

  (10)   Consent of Independent Registered Public Account Firm

  (11)   None

  (12)   None

  (13)   None